                    [Logo]

                             TRIARC COMPANIES, INC.
                          TRANSITION REPORT/FORM 10-K
        FOR THE TRANSITION PERIOD FROM MAY 1, 1993 TO DECEMBER 31, 1993

      'ARBY'S,' 'RC COLA,' 'DIET RC,' 'ROYAL CROWN,' 'DIET RITE,' 'NEHI,' 'UPPER 10,' 'KICK,' 'NATIONAL PROPANE' AND 'GRANITEVILLE' ARE REGISTERED
           TRADEMARKS OF TRIARC COMPANIES, INC. OR ITS SUBSIDIARIES.

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM 10-K
(MARK ONE)
(  ) ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE
     SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED]
FOR THE FISCAL YEAR ENDED __________________________.
OR
(X) TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED]
FOR THE TRANSITION PERIOD FROM MAY 1, 1993 TO DECEMBER 31, 1993
                         COMMISSION FILE NUMBER 1-2207
                            ------------------------

                             TRIARC COMPANIES, INC.
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            ------------------------

                             OHIO                                                         38-0471180
               (STATE OR OTHER JURISDICTION OF                                         (I.R.S. EMPLOYER
                INCORPORATION OR ORGANIZATION)                                       IDENTIFICATION NO.)

             777 SOUTH FLAGLER DRIVE, SUITE 1000E                                           33401
                   WEST PALM BEACH, FLORIDA                                               (ZIP CODE)
           (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 407/653-4000

                            ------------------------

          SECURITIES REGISTERED PURSUANT TO SECTION 12(b) OF THE ACT:

                                                                                    NAME OF EACH EXCHANGE
                     TITLE OF EACH CLASS                                             ON WHICH REGISTERED
- - --------------------------------------------------------------  --------------------------------------------------------------
             Class A Common Stock, $.10 par value                                         New York Stock Exchange
                                                                                           Pacific Stock Exchange

          SECURITIES REGISTERED PURSUANT TO SECTION 12(g) OF THE ACT:
                                      None

     Indicate by check mark whether the registrant: (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

     Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [ ]

     The aggregate market value of the outstanding shares of the registrant's Class A Common Stock (the only class of the registrant's voting securities) held by non-affiliates of the registrant was approximately $375,031,000 as of April 14, 1994. There were 24,056,732 shares of the registrant's Class A Common Stock and no shares of the registrant's Class B Common Stock outstanding as of April 14, 1994.

________________________________________________________________________________

                                     PART I

ITEM 1. BUSINESS

INTRODUCTION

     Triarc Companies, Inc. ('Triarc') is engaged in four core businesses: soft drink, fast food, textiles and liquefied petroleum gas. The soft drink operations are conducted through Royal Crown Company, Inc. ('Royal Crown'), formerly known as Royal Crown Cola Co., Inc.; the fast food operations are conducted through Arby's, Inc. ('Arby's'); the textile operations are conducted through Graniteville Company ('Graniteville'); and the liquefied petroleum gas operations are conducted through National Propane Corporation ('National Propane') and Public Gas Company ('Public Gas'), a subsidiary of Southeastern Public Service Company ('SEPSCO') (National Propane and Public Gas are collectively referred to herein as the 'LP Gas Companies'). For information regarding the revenues and operating profit for Triarc's four core businesses for the fiscal year ended April 30, 1993 ('Fiscal 1993') and during the eight month transition period from May 1, 1993 through December 31, 1993 ('Transition 1993'), see 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations' and Note 26 to the Consolidated Financial Statements of Triarc Companies, Inc. and Subsidiaries (the 'Consolidated Financial Statements'). In addition, Triarc, through a number of direct and indirect subsidiaries, is also currently engaged in a number of non-core businesses, substantially all of which it intends to dispose of or liquidate as part of its business strategy. See 'Item 1. Business -- General -- Discontinued and Other Operations.'

     Triarc was incorporated in Ohio in 1929. Triarc's principal executive offices are located at 777 South Flagler Drive, Suite 1000E, West Palm Beach, Florida 33401 and its telephone number is (407) 653-4000.

NEW OWNERSHIP AND EXECUTIVE MANAGEMENT

     On April 23, 1993, DWG Acquisition Group, L.P. ('DWG Acquisition'), a Delaware limited partnership the sole general partners of which are Nelson Peltz and Peter W. May, acquired shares of Triarc common stock from Victor Posner ('Posner') and certain entities controlled by Posner (together with Posner, the 'Posner Entities'), representing approximately 28.6% of Triarc's then outstanding common stock. As a result of such acquisition and a series of related transactions which were also consummated on April 23, 1993 (collectively, the 'Equity Transactions'), the Posner Entities no longer hold any shares of voting stock of Triarc or any of its subsidiaries. Concurrently with the consummation of the Equity Transactions, Triarc refinanced a significant portion of its high cost debt in order to reduce interest costs and to provide additional funds for working capital and liquidity purposes (the 'Refinancing'). Following the consummation of the Equity Transactions and the Refinancing, the Boards of Directors of each of Triarc and SEPSCO installed a new corporate management team, headed by Nelson Peltz and Peter W. May, who were elected Chairman and Chief Executive Officer and President and Chief Operating Officer, respectively, of each of Triarc and SEPSCO. In addition, Leon Kalvaria was elected Vice Chairman of each of Triarc and SEPSCO. The Triarc Board of Directors also approved a plan to decentralize and restructure Triarc's management (the 'Restructuring'). The Equity Transactions, the Refinancing and the Restructuring are collectively referred to herein as the 'Reorganization.'

BUSINESS STRATEGY

     New executive management has developed a business strategy intended to address Triarc's past inability to attract strong operating management, lack of focused advertising and marketing programs, and failure to make sufficient investments in capital projects. The key elements of this business strategy include (i) focusing Triarc's resources on the four core businesses -- soft drink, fast food, textiles and liquefied petroleum gas, (ii) building strong operating management teams for each of the core businesses, and permitting each of these teams to operate in a newly decentralized environment, (iii) providing strategic leadership and financial resources to enable the management teams to develop and implement specific, growth-oriented business plans and (iv) rationalizing Triarc's organizational structure by eliminating minority interests and settling previously outstanding shareholder litigation.

     The new chief executive officers of Triarc's four core businesses, three of whom came from outside Triarc, have developed and begun to implement individual plans focused on increasing revenues and improving operating efficiency. In addition, Triarc expects to undertake, and is actively pursuing, acquisitions and business combinations to augment the four core businesses and dispositions of the non-core businesses. The implementation of Triarc's business strategy is expected to result in significant increases in expenditures for, among other things, capital projects and acquisitions and, over time, marketing and advertising. To provide liquidity to finance these expenditures and to reduce interest costs, Triarc refinanced a significant portion of its high cost debt during calendar 1993. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations.'

     The first steps of this strategic program have already been taken, including:

           In late April 1993, new chief executive officers were appointed for each of Triarc's four core businesses. Three of these officers came from outside Triarc: John C. Carson (Royal Crown) who is the former President of Cadbury Beverages, North America; Donald L. Pierce (Arby's) who is the former President of Denny's and Kentucky Fried Chicken -- International; and Ronald Paliughi (National Propane) who is a former senior officer of AmeriGas. In addition, Harold D. Kingsmore, who was previously chief operating officer of Graniteville, was named chief executive officer of Graniteville.

           As  part  of  the  Refinancing, Graniteville  entered  into  a credit facility (the 'Graniteville Credit Facility') which provided Graniteville with an $80 million term loan and $100 million revolving credit facility (of which $11.0 million was available at December 31, 1993). The Graniteville Credit Facility, together with Graniteville's operating cash flow, provides liquidity to fund Graniteville's working capital and capital expenditure requirements.

           In August 1993, RC/Arby's Corporation ('RCAC'), which is the parent of Royal Crown and Arby's and the name of which was formerly Royal Crown Corporation, sold $275 million aggregate principal amount of its 9 3/4% Senior Secured Notes Due 2000 (the '9 3/4% Notes'). A portion of the proceeds from this financing was used to redeem $225 million aggregate principal amount of RCAC's Senior Secured Step-Up Notes Due 2000 (the 'Step-Up Notes'). As of December 31, 1993, RCAC had cash on hand of approximately $55.2 million to fund certain of Royal Crown's and Arby's strategic programs.

           Triarc reduced its corporate staff from more than 200 to less than 100 employees. At the same time, each of Royal Crown, Arby's and National Propane strengthened its own management team.

           In October 1993, SEPSCO's utility and municipal services business segment was sold. After the payment of the outstanding balance of $24.5 million of related capitalized leases on the closing date of the sale, and setting aside amounts for taxes, transaction expenses and related matters, the disposition of this business segment increased Triarc's net cash available for investment in the four core businesses by approximately $37.1 million.

           In January 1994, Triarc disposed of its 58.6% interest in Wilson Brothers ('Wilson'), a company engaged in the specialty decoration of glass and ceramic items and the design, manufacture and servicing of overhead industrial cranes. In February 1994, Triarc sold its lamp manufacturing business to certain members of operating management for $5.5 million in cash and a note in the principal amount of $0.5 million.

           In April 1994, SEPSCO sold to Southwestern Ice, Inc. ('Southwestern Ice') substantially all of the assets of the ice manufacturing and distribution portion of SEPSCO's refrigeration services and products businesses (the 'Ice Business') for $5.0 million in cash, approximately $4.3 million principal amount of subordinated secured notes due on the fifth anniversary of the sale and the assumption by Southwestern Ice of certain current liabilities and certain environmental liabilities.

           Triarc is proceeding with its plans to sell or discontinue substantially all of its remaining non-core businesses, including the cold storage business of SEPSCO and the ownership of certain grapefruit groves.

           Triarc's corporate headquarters and the headquarters of three of its four core businesses have been relocated to more modern and efficient office space.

     The estimated costs associated with substantially all of these actions were reflected in Triarc's results of operations for Fiscal 1993 or Transition 1993. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations' and Note 25 to the Consolidated Financial Statements.

SEPSCO SETTLEMENT

     On April 14, 1994, a newly-formed wholly-owned subsidiary of Triarc merged into SEPSCO (the 'SEPSCO Merger'), and in the SEPSCO Merger, each share of common stock of SEPSCO outstanding immediately prior to the time the SEPSCO Merger became effective (other than shares which were held by Triarc or a subsidiary of Triarc) was converted into the right to receive 0.8 of a share of Class A Common Stock. As a result of the SEPSCO Merger, Triarc owns 100% of each of its core businesses.

     The SEPSCO Merger was structured to satisfy SEPSCO's obligations under an agreement which settled a lawsuit brought derivatively on behalf of SEPSCO against Triarc and certain other defendants which was pending before the United States District Court for the District of Florida. That litigation was the only stockholder litigation brought against Triarc and its former management which was still pending. As a result of the SEPSCO Merger, the district court will permanently bar and enjoin the institution and prosecution of all claims arising out of or in any way relating to the SEPSCO litigation against Triarc and certain of its affiliates.

CHANGE IN FISCAL YEAR

     On October 27, 1993, Triarc announced that it was changing its fiscal year end from April 30 of each year to December 31 of each year effective with the transition period ended December 31, 1993 and that each of its subsidiaries that did not currently have a December 31 fiscal year end would also change its fiscal year end to December 31 effective for the transition period ended December 31, 1993. Accordingly, this Form 10-K report relates to Transition 1993. References in this Form 10-K to a year preceded by the word 'Fiscal' refer to the twelve months ended April 30 of such year. In addition, references herein to financial information of Triarc's subsidiaries refer to such financial information as reflected in the Consolidated Financial Statements. See Note 2 to the Consolidated Financial Statements.

ORGANIZATIONAL STRUCTURE

     The following chart sets forth the organizational structure of Triarc, excluding certain non-core businesses that are in the process of being disposed of or discontinued. As a result of the SEPSCO Merger, Triarc directly or indirectly owns 100% of each of its core businesses.


                            [ORGANIZATIONAL CHART]


BUSINESS SEGMENTS

                            SOFT DRINK (ROYAL CROWN)

     Royal Crown produces concentrates used in the production of soft drinks which are sold domestically and internationally to independent, licensed bottlers who manufacture and distribute finished beverage products. Royal Crown's major products have strong brand recognition and include: RC COLA, DIET RC COLA, DIET RITE COLA, DIET RITE flavors, NEHI, UPPER 10 and KICK. In addition, Royal Crown is the exclusive supplier of proprietary cola concentrate to Cott Corporation ('Cott') which sells private label soft drinks to major retailers such as Wal-Mart, A&P and Safeway.

     Royal Crown is the third largest national brand cola and is the only national brand cola available to non-Coca-Cola and non-Pepsi-Cola bottlers. DIET RITE is available in a cola as well as various other flavors and formulations and is sugar-free (sweetened with 100% aspartame, an artificial sweetener), sodium-free and caffeine-free. It is the only national brand sodium-free soft drink on the market. DIET RC COLA is the low-calorie version of RC COLA containing aspartame as its sweetening agent. NEHI is a line of approximately 20 flavored soft drinks, UPPER 10 is a lemon-lime soft drink and KICK is a citrus soft drink. Royal Crown's share of the overall domestic carbonated soft drink market was approximately 2.2% in 1993 according to The Maxwell Consumer Report. Royal Crown's soft drink brands have a share of national supermarket sales of approximately 2.9%, as measured by Nielsen Marketing Research.

     John C. Carson joined Royal Crown on May 10, 1993 as President and Chief Executive Officer. Prior to joining Royal Crown, Mr. Carson was President of Cadbury Beverages, North America, where he worked with a bottling network of approximately 900 bottlers, including many existing Royal Crown bottlers. Mr. Carson has over 25 years of experience in the beverage business, including positions in sales, marketing and administration. Since joining Royal Crown, Mr. Carson has hired key senior finance, marketing and operations executives to form the nucleus of Royal Crown's management team.

BUSINESS STRATEGY

     Royal Crown's new management believes that Royal Crown's products continue to enjoy significant brand recognition. Royal Crown's new management also believes that the full potential of the Royal Crown franchise, however, has not been realized due to unfocused spending on marketing and advertising, inefficient product distribution, and generally poor relationships between Royal Crown and its bottlers. Furthermore, Royal Crown's new management believes that there is an opportunity for Royal Crown to address these issues, and increase sales and earnings, through a newly formulated business strategy. The key elements of this strategy include:

           More Effective Advertising and Marketing: The principal determinant of success in the industry is the ability to establish a recognized brand name, the lack of which serves as the industry's primary barrier to entry. Historically, the marketing expenditures of Royal Crown and its bottlers have emphasized couponing and sponsorship of local and regional sporting events rather than coordinated media spending that reinforces the image of the brands across markets. Royal Crown's management intends to increase its 1994 marketing budget by approximately $4 million and to reallocate $14 million of this increased budget to media advertising and regional promotions, including a new advertising and marketing campaign developed by a recently hired outside advertising agency.

           Improved Bottler Relationships: Senior management of Triarc and Royal Crown are working to develop a long-term partnership with Royal Crown's bottlers. Royal Crown's management believes that the implementation of the new advertising and marketing program described above will encourage the bottlers to increase their own marketing expenditures, as well as coordinate promotional activity more closely with Royal Crown. Finally, Royal Crown is actively pursuing arrangements with Cott that could lead to an increase in private label bottling by the Royal Crown bottling network.

           Expansion of Private Label Business: The domestic market share of private label soft drinks has increased rapidly in the past several years reflecting the emphasis of many retailers on the development and marketing of quality store brand merchandise at competitive prices. Private label sales to Cott represent the fastest growing segment of Royal Crown's business, with unit sales to Cott more than doubling from Fiscal 1992 to Fiscal 1993. Unit sales to Cott during Transition 1993 exceeded such sales for Fiscal 1993. In January 1994, Royal Crown and Cott agreed on terms of a new worldwide concentrate supply contract ('Cott Worldwide Agreement'), which will supersede the current supply contract with Cott. Under the Cott Worldwide Agreement, Royal Crown will be Cott's exclusive worldwide supplier of cola concentrates for retailer-branded beverages in various containers. In addition, wherever possible, Royal Crown will also supply Cott's requirements for non-cola carbonated soft drink concentrates. Royal Crown's management believes that the Cott Worldwide Agreement will benefit Royal Crown significantly by both expanding the markets for which Royal Crown is Cott's exclusive supplier of cola concentrates, and significantly increasing the portion of Cott's requirements for non-cola carbonated soft drink concentrates which are supplied by Royal Crown.

           Improved Distribution in Key Channels: Based on independent market research, Royal Crown's management believes that better distribution of Royal Crown products in the key 'take home' channels (such as food stores and drug stores) will increase the market share of Royal Crown's brands. Royal Crown is beginning to provide bottlers with timely and reliable market information to identify retailers that do not distribute Royal Crown products and to monitor the inventory positions of the various Royal Crown brands in stores where the products are currently distributed to limit out-of-stock positions.

           New Channels of Distribution: Royal Crown's management believes that distribution of Royal Crown brands through vending machines and convenience outlets (such as convenience stores and retail gas mini-markets) can be expanded significantly. This strategy has been implemented by arranging for the leasing of approximately 9,300 vending machines and the subleasing of this equipment to bottlers to encourage service of convenience outlets. In addition as part of this strategy, Royal Crown is also considering a program for the leasing of cold storage boxes and the subleasing of them to bottlers to further encourage such service.

           International Expansion: While the financial and managerial resources of Royal Crown have initially been focused on the United States and Canada, Royal Crown's management believes that there are significant opportunities to increase the international penetration of Royal Crown's brands. In those countries where Royal Crown brands are currently distributed, Royal Crown has provided limited advertising support due to capital constraints. Royal Crown's brands have not yet been distributed in a number of major international markets, including Chile and Brazil in Latin America, Hong Kong and China in the Far East and Russia, Poland, Spain and Portugal in Europe. To support expansion in these markets, new managers have been added for Latin America and Europe, and outside consultants hired for the countries of the former Soviet Union. These markets are currently targeted for development during 1994.

           Acquisitions: Royal Crown's management is actively seeking to expand market share through the acquisition of additional soft drink product lines. Royal Crown's management believes that providing additional product lines and nationally recognized soft drink brands will assist Royal Crown in strengthening its relationships with its bottlers and allow Royal Crown to leverage its marketing and administrative activities.

INDUSTRY

     Soft drinks constitute one of the largest consumer food and beverage categories in the United States, with retail sales of approximately $50 billion in calendar 1993 as measured by Jesse Meyers' Beverage Digest. Trends affecting the soft drink industry in recent years have included the growth of consumer demand for diet soft drinks, the increased market share of private label soft drinks, and the recent introduction of 'new age' beverages. In calendar 1993, diet drinks represented approximately 29.1% of the soft drink market, compared to approximately 19% in 1981. The share of the cola category of soft drink sales in all food stores, as measured by Nielsen Marketing Research, declined from 61.3% in calendar 1989 to 59.2% in 1993. This decline is attributable in large part to the decline in sales of sugar-sweetened cola drinks, whose share declined from 41.0% in calendar 1989 to 38.6% in 1993, while the share of diet cola drinks over the period remained stable at approximately 20.6%. Royal Crown's management believes that the market share of private label soft drinks, as measured by Nielsen Marketing Research, increased from approximately 7.2% in calendar 1989 to approximately 11.1% in 1993, reflecting the expansion in sales of private label products generally as retailers have placed increased emphasis on the development and marketing of quality store brand merchandise at competitive prices. Royal Crown's management believes that the share of 'new age' beverages (such as carbonated fruit drinks, natural sodas and seltzers, sports drinks and iced teas) in the soft drink market is currently approximately 7.5% in terms of volume and will continue to increase at the expense of traditional soft drinks.

PRODUCTS

     The following chart sets forth Royal Crown's product mix of branded products for Fiscal 1993 and Transition 1993:

                                                           FISCAL 1993                 TRANSITION 1993
                                                    --------------------------    --------------------------
                                                      UNITS OF                      UNITS OF
                 BRANDED PRODUCT                    CONCENTRATE*    PERCENTAGE    CONCENTRATE*    PERCENTAGE
- - -------------------------------------------------   ------------    ----------    ------------    ----------
Royal Crown......................................       689,952          55%          451,276          55%
Diet Rite Cola...................................       321,604          26           194,423          24
Nehi.............................................       100,448           8            73,143           9
Diet Rite Flavors................................        88,304           7            52,772           7
Diet RC..........................................        31,836           2            16,842           2
Others...........................................        23,836           2            26,387           3
                                                    ------------        ---       ------------        ---
          Total..................................     1,255,980         100%          814,843         100%
                                                    ------------        ---       ------------        ---
                                                    ------------        ---       ------------        ---

- - ------------

* One domestic unit equals concentrate sufficient to produce an average of 144 cases, each consisting of 24 eight-ounce containers, of finished product.

ADVERTISING AND MARKETING

     The principal determinant of success in the soft drink industry is the ability to establish a recognized brand name, the lack of which serves as the industry's primary barrier to entry. Advertising, promotions and marketing expenditures in Fiscal 1992, Fiscal 1993 and Transition 1993 were $51.0 million, $54.6 million and $54.0 million, respectively. However, Royal Crown historically focused a large proportion of these expenditures on local and regional sporting event sponsorship, couponing and in-store/point of sale promotions. In addition, media spending was not well-coordinated across regions or with the timing of bottler promotions. Royal Crown believes that, in spite of unfocused advertising spending over the last several years, its products continue to enjoy nationwide brand recognition.

     Royal Crown's management intends to increase its 1994 marketing budget by approximately $4 million and to reallocate $14 million of this increased budget to media advertising and regional promotions. In August 1993, Royal Crown hired GSD&M Advertising to produce and coordinate new media advertising campaigns for both regional and national distribution and to coordinate these campaigns with Royal Crown's bottlers, which campaigns will premiere during April 1994.

ROYAL CROWN'S BOTTLER NETWORK

     In addition to highly recognized brands, a strong bottler network is a critical determinant of the success of a soft drink producer. Analysis of market share by distributor indicates that a strong bottler can substantially increase the share of Royal Crown brand products in that bottler's local market. Therefore, good relations with its bottlers, and a strong bottler network, are critical factors for Royal Crown. As Royal Crown's relationships with its bottlers improve, Royal Crown's management believes that its bottlers, the majority of whom also provide bottling services to other brands, will tend to focus more on Royal Crown products. This increase in focus on Royal Crown products is expected to result in increased participation by the bottlers in cooperative advertising, marketing and promotion activities, as well as added emphasis on improving shelf space positions for Royal Crown brands with retailers and closer monitoring of retailer inventory positions, thus reducing out-of-stock positions.

     Royal Crown sells its flavoring concentrates for branded products to independent franchised bottlers in the United States and 53 foreign countries, including Canada. Consistent with industry practice, each bottler is assigned an exclusive territory within which no other bottler may distribute Royal Crown brand soft drinks. This type of arrangement is designed to help ensure that Royal Crown has a strong distributor in each market served. As of December 31, 1993, Royal Crown's products were packaged and distributed domestically in 158 franchised territories. There were a total of 61 production and distribution agreements and 97 distribution only agreements, covering 50 states.

     In most localities, licensed Royal Crown bottlers also hold one or more franchises from other concentrate manufacturers, although Royal Crown bottlers (like bottlers of Coca-Cola and Pepsi-Cola) are not permitted to distribute other colas. Of Royal Crown's 158 franchised territories, Triarc believes 76 carry Royal Crown as the lead brand, 38 carry Royal Crown with 'Seven-Up' as the lead brand, 17 carry Royal Crown with 'Dr. Pepper' as the lead brand, and the remaining 27 are classified as mixed. The existence of Royal Crown enables non-Coca-Cola and non-Pepsi-Cola bottlers to offer a full line of branded cola products, better positioning them to compete with bottlers of Coca-Cola and Pepsi-Cola.

     The following table sets forth the percentage of domestic unit sales of concentrate for branded product accounted for by each of Royal Crown's ten largest bottler groups during Fiscal 1993 and Transition 1993:

                                                                                  PERCENT OF UNIT SALES
                                                                              ------------------------------
                               BOTTLER GROUP                                  FISCAL 1993    TRANSITION 1993
- - ---------------------------------------------------------------------------   -----------    ---------------
Chicago Bottling Group.....................................................       22.3%            25.4%
All American Bottling......................................................       16.1             16.9
Brooks Beverage Management Inc.............................................        7.2              8.3
7UP/RC Bottling of Southern California.....................................        7.0              8.0
RC Bottling Co. -- Evansville, IN..........................................        3.7              4.0
Mid-Continent Bottlers.....................................................        2.9              3.5
Kalil Bottling-Arizona.....................................................        2.7              3.4
Dr. Pepper Bottling-Texas..................................................        2.3              2.7
Beverage Properties Inc....................................................        2.2              2.4
Bland Group................................................................        1.9              2.3
                                                                                 -----            -----
          Total............................................................       68.3%            76.9%
                                                                                 -----            -----
                                                                                 -----            -----

     Royal Crown enters into a license agreement with each of its bottlers which it believes is comparable to those prevailing in the industry. Royal Crown periodically sets a uniform price list for concentrate for all of its licensed bottlers. The length of the license agreements vary, but Royal Crown may terminate any such agreement in the event of a material breach of the terms thereof by the bottler that is not cured within a specified period of time.

     The license agreements require producing bottlers to manufacture Royal Crown soft drinks in strict accordance with the standards, formulae and procedures established by Royal Crown and to package the products in containers specified by Royal Crown. Each bottler is obligated to operate within its exclusive territory with adequate manufacturing, packaging and distribution capability to produce and distribute sufficient quantities of Royal Crown products to meet consumer demand in the territory and to maintain an inventory of Royal Crown products sufficient to supply promptly the reasonably foreseeable demand for such products. Bottlers that operate distribution facilities and do not operate production facilities purchase Royal Crown products from producing bottlers.

     Total   concentrate  sales  in  the  New   York  City  region  declined  by
approximately 39,000 units (69%), from 4.1% to 1.5% of total domestic concentrate sales, between 1989 and 1993. This decrease was attributable to the bankruptcy of one of the two Royal Crown bottlers in the region and the liquidation of the other. Royal Crown entered into license agreements with two new bottlers in the New York City region in December 1991. Sales in the New York City region were approximately 18,500 units during 1993, representing an increase of approximately 4% from the 17,800 units sold during 1992. The market share in the New York City region of the Royal Crown brands, as measured in a survey of supermarket sales conducted by Nielsen Marketing Research, has increased from 1.0% in 1992 to 1.2% in 1993. There can be no assurance, however, that these agreements will continue to result in Royal Crown restoring lost market share in the New York City region.

PRIVATE LABEL

     Royal Crown believes that private label sales through Cott represent a growth opportunity due to the increased emphasis by national retailers on the development and marketing of quality store brand merchandise at competitive prices. Royal Crown's private label sales began in late 1990 and grew, as Cott's business has expanded, from approximately 309,000 units of concentrate in Fiscal 1992 to approximately 623,000 units in Fiscal 1993 and approximately 798,000 units in Transition 1993. Although unit volume of private label sales increased significantly, the effect of the volume increase on revenues was substantially offset by Cott's decision to purchase a component (aspartame) of Royal Crown's soft drink concentrate directly from the supplier during Transition 1993 rather than from Royal Crown, thereby reducing the sales price of concentrate to that customer. Thus, in Fiscal 1993 and Transition 1993, revenues from sales of private label concentrate to Cott represented approximately 10.6% and 10.9%, respectively, of Royal Crown's total revenues. Royal Crown is currently providing concentrate to Cott pursuant to a five-year contract (the 'Current Cott Agreement') under which Royal Crown is Cott's exclusive supplier of cola concentrates for private label and Cott's proprietary label soft drinks in the United States and Canada.

     In January 1994, Royal Crown and Cott agreed on the terms of the Cott Worldwide Agreement, which will supercede the Current Cott Agreement. Under the Cott Worldwide Agreement, Royal Crown will be Cott's exclusive worldwide supplier of cola concentrates for retailer-branded beverages in various containers. In addition, wherever possible, Royal Crown will also supply Cott's requirements for non-cola carbonated soft drink concentrates. The Cott Worldwide Agreement requires that Cott purchase at least 75% of its total worldwide requirements for carbonated soft drink concentrates from Royal Crown. The initial term of the Cott Worldwide Agreement is 21 years, with multiple six-year renewable terms.

     Cott delivers the private label concentrate and packaging materials to independent bottlers for bottling. The finished private label product is then shipped to Cott's trade customers, including major retailers such as Wal-Mart, A&P and Safeway. The Cott Worldwide Agreement provides that, so long as Cott purchases a specified minimum number of units of private label concentrate in each year of the Cott Worldwide Agreement, Royal Crown will not manufacture and sell private label carbonated soft drink concentrates to parties other than Cott anywhere in the world.

     Through its private label program, Royal Crown develops new concentrates specifically for Cott's private label accounts. The proprietary formulae Royal Crown uses for its private label program are customer specific and differ from those of Royal Crown's branded products. Royal Crown works with Cott to develop a concentrate according to each trade customer's specifications. Royal Crown retains ownership of the formulae for such concentrates.

     Gross margins for private label sales are lower than those for branded sales. However, since most advertising and marketing expenses and general and administrative expenses are not attributable to private label sales, resulting net operating margins for branded sales become lower than those for private label sales, despite the fact that net operating profits for branded sales remain higher than those for private label sales on a per-case basis.

PRODUCT DISTRIBUTION

     Bottlers distribute finished product through four major distribution channels: take home (consisting of food stores, drug stores, mass merchandisers, warehouses and discount stores); convenience (consisting of convenience stores and retail gas mini-markets); fountain/food service (consisting of fountain syrup sales and restaurant single drink sales); and vending (consisting of bottle and can sales through vending machines). The take home channel is the principal channel of distribution for Royal Crown products.

     In recent years, Royal Crown's products have experienced excessive out-of-stock positions at retail outlets. Management believes that providing timely and reliable market information to the bottlers on the inventory positions of the retailers in their local markets will allow the bottlers to anticipate out-of-stocks, and therefore more effectively distribute Royal Crown's products.

     Royal Crown brands are not currently broadly distributed through vending machines or convenience outlets. In addition to stimulating trial purchases, the presence of Royal Crown identified vending machines and cold storage boxes reinforces consumer awareness of the brands. Royal Crown's management, therefore, arranged for the leasing of approximately 9,300 vending machines and for the subleasing of this equipment to bottlers to encourage service of convenience outlets. In addition, as part of this effort to stimulate trial purchases, Royal Crown is also considering a program for the leasing of cold storage boxes and the subleasing of them to bottlers to further encourage such service which will be offered to bottlers at subsidized prices to encourage service.

INTERNATIONAL

     Sales outside the United States accounted for approximately 13.0% of Royal Crown's sales in Transition 1993 and an average of 7.1% for the five fiscal years from 1989 through 1993. As of December 31, 1993, 68 bottlers and 12 distributors sold Royal Crown brand products outside the United States in 53 countries, with international sales in Transition 1993 distributed among Canada (47%), Latin America and Mexico (11.8%), Europe (21.1%), the Middle East/Africa (15.0%) and the Far East (5.1%). Historically, Royal Crown has had limited managerial or financial resources making it difficult for Royal Crown to support its brands outside of the United States. Royal Crown brands have not yet been distributed in a number of major international markets, including Chile and Brazil in Latin America, Hong Kong and China in the Far East and Russia, Poland, Spain and Portugal in Europe. To support expansion in these markets, new managers have been added for Latin America and Europe, and outside consultants hired for the countries of the former Soviet Union. These markets are currently targeted for development during 1994.

PRODUCT DEVELOPMENT AND RAW MATERIALS

     Royal Crown believes that it has a reputation as an industry leader in product innovation. Royal Crown introduced the first national brand diet cola in 1961. The DIET RITE flavors line was introduced in 1988 to complement the cola line and to target the non-cola segment of the market, which has been growing faster than the cola segment due to a consumer trend toward lighter beverages.

     Flavoring ingredients and sweeteners for sugar-sweetened soft drinks are generally available on the open market from several sources. However, aspartame, the sweetener currently preferred by consumers of diet soft drinks, was until recently subject to a patent held by The NutraSweet Company, a division of Monsanto Company. The NutraSweet Company was the only supply source for aspartame in the United States until December 1992, when its patent for aspartame expired. The price of aspartame declined in 1993. The reduced cost of aspartame has improved Royal Crown's gross margin.

                               FAST FOOD (ARBY'S)

     Arby's is the world's largest franchise restaurant system specializing in roast beef sandwiches with an estimated market share in 1993 of 65.1% of the roast beef sandwich segment of the quick service restaurant category. In addition, the Company believes that Arby's is the 14th largest restaurant chain in the United States, based on domestic system-wide sales. As of December 31, 1993, Arby's restaurant system consisted of 2,682 restaurants, of which 2,531 operated within the United States and 151 operated outside the United States. As of December 31, 1993, Arby's owned and operated 259 units and the remaining units were owned and operated by franchisees. At December 31, 1993, all restaurants outside the United States were franchised. System-wide sales were approximately $1.5 billion in Fiscal 1993 and approximately $1.1 billion in Transition 1993.

     In addition to its various roast beef sandwiches, Arby's restaurants offer a broad menu of chicken, submarine and other sandwiches and salads. A breakfast menu, which consists of croissants with a variety of fillings, is also available at many Arby's restaurants. The typical Arby's restaurant, however, generates a substantial amount of its revenues during the lunch hours.

     Arby's revenues are derived from three principal sources: (i) sales at company-owned restaurants; (ii) royalties from franchisees and (iii) one-time franchise fees from new franchisees. During both Fiscal 1993 and Transition 1993 approximately 78% of Arby's revenues were derived from sales at company-owned restaurants and approximately 22% were derived from royalties and franchise fees.

     Donald L. Pierce joined Arby's on May 17, 1993 as President and Chief Executive Officer. Prior to joining Arby's, Mr. Pierce was President of PepsiCo, Inc.'s Hot 'n Now hamburger chain. Mr. Pierce was President of Kentucky Fried Chicken -- International from 1988 to 1990 and held a number of senior management positions at Denny's from 1981 to 1988, including President of Denny's, Inc. from 1987 to 1988. Mr. Pierce has assembled a management team with substantial industry experience consisting of both existing Arby's employees and key additions in marketing and finance from outside Triarc.

BUSINESS STRATEGY

     Despite the lack of a chief executive officer responsible solely for Arby's business and unfocused advertising and marketing programs prior to the Reorganization, Arby's has maintained consistently high rankings in consumer awareness surveys and continues to attract new franchisees to its system. In recent years, however, Arby's opened few company-owned restaurants. As a result, the number of restaurants in the Arby's system has grown at a slower rate than other leading fast food chains, which have expanded through both internal growth and acquisitions. In addition, the lack of attention of prior management to the operating standards of both company-owned and franchised restaurants, including significantly reduced capital available for remodeling certain of the company-owned restaurants, may have resulted in a market perception of declining quality across the Arby's system.

     The new operating management team is developing a business strategy designed to increase the total number of restaurants in the Arby's system and to improve the revenues and profitability of the restaurants. The key elements of this business strategy include:

      Accelerated Store Opening Program: Due to capital constraints, Arby's opened only five company-owned restaurants during Transition 1993. Since the Reorganization, Arby's has expanded its management team to support an accelerated program of opening company-owned stores, including professionals in charge of site analysis and selection, lease negotiation, and personnel training. Arby's intends to open 20 to 30 new company-owned restaurants in 1994, and 50 to 60 new restaurants in 1995. From time to time, Arby's will consider increasing the number of company-owned restaurants by acquiring restaurants from existing franchisees. For example, in the first quarter of 1994, Arby's sold 20 company-owned restaurants to a current franchisee and purchased from the same franchisee an aggregate of 33 of its franchised restaurants, thereby increasing Arby's overall number of company-owned restaurants by 13. Through new store openings and the purchase of franchised restaurants, management intends to increase the percentage of company-owned restaurants in the system to 20% over a three to five year period.

      Remodeling Program: At the time of the Reorganization, the average company-owned restaurant had not been renovated or remodeled in approximately 11 years. Based on the historical experience of Arby's franchisees, restaurants generally record double-digit increases in sales in the year after a remodeling. Arby's expects to renovate or remodel approximately 70 to 80 of its company-owned restaurants per year for each of the next three years. Certain of the restaurants to be renovated or remodeled were acquired by Arby's from franchisees.

      Expanding the Franchise Network: Arby's management believes that more effective marketing and advertising, a stronger commitment by Arby's to building the system through its accelerated store opening program, and the improvement in the quality of the facilities of the company-owned restaurants will increase the value of, and demand for, Arby's franchises. As of December 31, 1993, Arby's had received prepaid commitments for the opening of up to 402 new domestic franchised restaurants over the next five years. Management believes that its efforts to improve the value of the Arby's franchise should result in a significantly higher number of openings during this time period.

      Increasing   Operating   Efficiency:  Arby's   management   believes  that
      significant additional operating efficiency can be achieved by (i) rigorously evaluating the performance of company-owned restaurants and closing those that do not meet selected profitability criteria, (ii) requiring more uniformity across its restaurant system to increase purchasing efficiencies and improve ease and speed of service, and (iii) installing point-of-sale systems, certain new kitchen equipment and other labor-saving processes in company-owned restaurants. Arby's closed six company-owned restaurants during Transition 1993 and expects to close three additional company-owned restaurants in 1994. In addition, management anticipates that it will spend approximately $7 to $10 million in 1994 on new equipment, including point-of-sale terminals, for the company-owned restaurants.

      More Focused Retail-Oriented Marketing: Arby's management believes that focused advertising and marketing, combined with renewed emphasis on customer service, will increase consumer awareness of Arby's, improve customer satisfaction and stimulate repeat visits. Arby's management believes that Arby's historically has over-emphasized the use of coupons and other promotional efforts, rather than marketing programs that reinforce consumer recognition of Arby's.

      International Expansion: Although Arby's is initially focusing its resources on expanding the domestic restaurant system, Arby's management believes that the international network represents a significant long term growth opportunity. Other than Canada (103 restaurants) and Mexico (15 restaurants), as of December 31, 1993 no foreign country had more than two Arby's restaurants. Arby's intends to expand the system outside the United States by opening its first foreign company-owned restaurants and granting direct franchises in several new international markets. In addition, management expects increases in the number of restaurants opened under existing territorial agreements with international franchisees in 33 countries. As of December 31, 1993, Arby's had received prepaid commitments for the opening of approximately 450 international restaurants over the next seven years.

      Acquisitions: In addition to purchasing franchised restaurants, Arby's intends to increase the geographic coverage of its system by acquiring small regional restaurant chains and converting the newly-acquired locations into Arby's restaurants.

INDUSTRY

     The U.S. restaurant industry is highly fragmented, with approximately 400,000 units nationwide. Industry surveys indicate that the 15 largest chains accounted for approximately 17% of all units and 29% of all industry sales in 1993. According to data compiled by the National Restaurant Association, total domestic restaurant industry sales were approximately $193 billion in 1993, of which approximately $80 billion were in the quick service ('QSR') or fast food segment. In recent years the industry has benefitted as spending in restaurants has consistently increased as a percentage of total food-related spending. According to a Standard & Poor's Corporation report dated November 1992 (its most recent report on the subject), it was estimated that approximately 34% of all domestic retail food sales in 1992 would be made in restaurants, compared with approximately 25% in 1970. According to an industry survey, the QSR segment has been the fastest growing segment of the restaurant industry over the past five years, with a compounded annual sales growth rate from 1989 through 1993 of 4.5%. The recent recession, however, slowed the rate of growth in restaurant spending.

ARBY'S RESTAURANTS

     The first Arby's restaurant opened in Youngstown, Ohio in 1964. As of December 31, 1993, Arby's restaurants operated in 49 states, Puerto Rico, the U.S. Virgin Islands and 14 foreign countries. At December 31, 1993, the five leading states by number of operating units were: Ohio, with 199 restaurants; California, with 175 restaurants; Texas, with 158 restaurants; Michigan, with 141 restaurants; and Georgia, with 126 restaurants. Other than Canada (103 restaurants) and Mexico (15 restaurants), as of December 31, 1993 no foreign country had more than two Arby's restaurants.

     The typical company-owned Arby's restaurant in the United States is approximately 2,570 square feet, including approximately 1,100 square feet devoted to seating space, approximately 100 square feet to selling space and approximately 1,370 square feet to kitchen operations and storage. Stores typically have a manager, assistant manager and as many as 20 full and part-time employees. Staffing levels, which vary during the day, tend to be heaviest during the lunch hours.

     The following table sets forth the number of company-owned and franchised Arby's restaurants at December 31, 1991, 1992 and 1993.

                                                                         DECEMBER 31,
                                                                    -----------------------
                                                                    1991     1992     1993
                                                                    -----    -----    -----
Company-owned restaurants........................................     260      268      259
Franchised restaurants...........................................   2,241    2,335    2,423
                                                                    -----    -----    -----
     Total restaurants...........................................   2,501    2,603    2,682
                                                                    -----    -----    -----
                                                                    -----    -----    -----

     Arby's opened only five company-owned restaurants in Transition 1993. Since the Reorganization, Arby's has expanded its management team to support an accelerated program of opening company-owned stores, including professionals in charge of site analysis and selection, lease negotiation and personnel training. Arby's intends to open 20 to 30 new company-owned restaurants in 1994, and 50 to 60 new restaurants in 1995.

     Arby's has begun a program to upgrade the quality of the facilities of its company-owned restaurants. At the time of the Reorganization, the average Arby's company-owned restaurant had not been renovated or remodeled in approximately 11 years. The average cost of renovating a restaurant is $70,000, which includes the cost of new signage, menu boards, seating areas, kitchens and point-of-sale systems. In addition, Arby's management intends to add drive-through windows in several of its company-owned restaurants. At December 31, 1993, approximately 200 company-owned restaurants had drive-through facilities. The average cost of adding a drive-through window in a restaurant is $50,000.

     In Fiscal 1991, Arby's purchased 22 poorly performing restaurants from a franchisee, substantially all of which have been included in the Arby's remodeling program. Arby's management believes that the acquisition and remodeling of poorly performing franchised restaurants will enable Arby's to improve the overall quality of the facilities in the Arby's system.

     In the first quarter of 1994, Arby's sold 20 company-owned restaurants in the Atlanta, Georgia and Portland, Oregon markets to a current franchisee and purchased from the same franchisee an aggregate of 33 of its franchised restaurants in the Jacksonville, Florida and Orlando, Florida markets. These newly-acquired restaurants are in the process of being remodeled and renovated. The acquisition of the Florida restaurants is part of a plan to increase Arby's market presence in Florida, Arby's headquarter state, which, in turn, will allow Arby's to test new products and concepts more effectively.

FRANCHISE NETWORK

     At December 31, 1993, there were approximately 500 Arby's franchisees operating 2,423 separate locations. The initial term of the typical franchise agreement is 20 years with a 20-year renewal option by the franchisee, subject to certain conditions. While Arby's management is currently considering implementing a program to provide financing arrangements to its franchisees, as of December 31, 1993, Arby's did not offer any financing arrangements to its franchisees.

     The Arby's franchise was ranked by a survey published in Entrepreneur magazine in January 1994 as one of the top 20 franchises among 500 franchised businesses, based on a variety of objective criteria of importance to franchisees. As of December 31, 1993, Arby's had received prepaid commitments for the opening of up to 402 new domestic franchised restaurants over the next five years. Arby's has granted territorial agreements with international franchisees in 33 countries, and at December 31, 1993 had received prepaid commitments for the opening of approximately 450 international restaurants over the next seven years. Under the terms of these territorial agreements, many of the international franchisees have the exclusive right to open Arby's restaurants in specific regions or countries, as well as to sub-franchise Arby's restaurants. Management expects that future international franchise agreements will more narrowly limit the geographic exclusivity of the franchisees and prohibit sub-franchise arrangements.

     Arby's offers franchises for the development of both single and multiple restaurant locations. All franchisees are required to execute standard franchise agreements. Arby's standard U.S. franchise agreement provides for, among other things, an initial $37,500 franchise fee for the first franchised unit and $25,000 for each subsequent unit and a monthly royalty payment based on 3.5% of restaurant sales for the first two years from the date of opening of the franchised unit and 4.0% during the remainder of the term of the franchise agreement. Franchise agreements effective after February 1, 1994 provide for a 4.0% royalty payment for the entire term of the franchise agreement. As a result of lower royalty rates still in effect under earlier agreements, the average royalty rate paid by franchisees at December 31, 1993 was 2.6%. Franchisees typically pay a $10,000 commitment fee, credited against the franchise fee referred to above, during the development process for a new restaurant.

     Franchised restaurants are operated in accordance with uniform operating standards and specifications relating to the selection, quality and preparation of menu items, signage, decor, equipment, uniforms, suppliers, maintenance and cleanliness of premises and customer service. Arby's continuously monitors franchisee operations and inspects restaurants periodically to ensure that company practices and procedures are being followed. Management believes that expanding the number of the company-owned stores and up-grading the quality of the facilities will enhance the value of an Arby's franchise.

ADVERTISING AND MARKETING

     Arby's management believes that focused advertising and marketing can increase consumer awareness of the system and the quality of its food, service and facilities. As part of its business strategy, franchisees and Arby's contribute 0.7% of gross sales to the Arby's Franchise Association ('AFA'), which produces advertising and promotion materials for the system. Each franchisee is also required to spend a reasonable amount, but not less than 3% of its monthly gross sales, for local advertising including their contribution to a cooperative area advertising program with other franchisees who are operating Arby's restaurants in the same area. Arby's advertises primarily through regional television, radio and newspapers. Payment for advertising time and space is made by the local franchisee, Arby's or both on a shared basis. In Fiscal 1992 and 1993 and Transition 1993, Arby's expenditures for advertising and marketing in support of company-owned stores were $14.4 million, $16.2 million and $11.1 million, respectively. Management believes that Arby's has historically over-emphasized the use of coupons and other promotional efforts, rather than marketing programs that reinforce consumer recognition of Arby's.

PROVISIONS AND SUPPLIES

     Arby's roast beef is provided by four independent meat processors, three of which have been suppliers to Arby's and its franchisees for more than ten years. One of such suppliers (Custom Food Products, Best Western Food Division) provides approximately 40% of the roast beef requirements for Arby's and its franchisees. Arby's other roast beef suppliers are Multi-Foods Corporation, Prepared Foods Division (28%), Peck Foods Corporation (16%) and Cargill Processed Meats, Enge Packing Company (16%). Franchise operators are required to obtain roast beef from one of the four suppliers. Arby's, through a non-profit purchasing cooperative ARCOP, Inc. ('ARCOP'), which negotiates contracts with approved suppliers on behalf of Arby's and its franchisees, is currently negotiating the renewal of its 'cost-plus' contracts with these suppliers that expired in August, 1993. While the renewal contracts are being negotiated, the suppliers continue to provide Arby's with roast beef pursuant to the terms of the expired contracts. Arby's believes that satisfactory arrangements could be made to replace any of its current roast beef suppliers, if necessary, on a timely basis.

     Franchisees may obtain other products, including food, beverage, ingredients, paper goods, equipment and signs, from any source that meets Arby's specifications. Food, proprietary paper and operating supplies are also made available to Arby's franchisees through ARCOP.

QUALITY ASSURANCE AND CUSTOMER SERVICE

     Arby's has developed a quality assurance program designed to (i) ensure that each franchised unit adheres to Arby's policies, practices and procedures,
(ii) maintain uniformity among its franchised restaurants and (iii) ensure that products it receives from its major suppliers meet its high standards for quality.

     Arby's believes that a high level of customer service results in improved customer satisfaction and, therefore, repeat visits. Arby's has recently up-graded its employee training programs for company-owned restaurants and offers similar programs for franchisees, including refresher courses, training videos and other materials. Management believes that improved customer service has been an important contributing factor in the 9.2% increase in same store sales experienced in the twelve months ended December 31, 1993.

                            TEXTILES (GRANITEVILLE)

     Graniteville manufactures, dyes, and finishes cotton, synthetic and blended (cotton and polyester) apparel fabrics. Graniteville produces fabrics for utility wear including uniforms and other occupational apparel, piece-dyed fabrics for sportswear, casual wear and outerwear, indigo-dyed fabrics for jeans, sportswear and outerwear and specialty fabrics for recreational, industrial and military end-uses. Through its wholly-owned subsidiary, C.H. Patrick & Co., Inc. ('C.H. Patrick'), Graniteville also produces and markets dyes and specialty chemicals primarily to the textile industry. Triarc believes that Graniteville is a leading domestic manufacturer of fabrics for utility wear, piece-dyed fabrics for sportswear, casual wear and outerwear and indigo-dyed fabrics used in the production of high-end fashion apparel.

     On April 24, 1993, Harold D. Kingsmore, who had been Executive Vice President and Chief Operating Officer of Graniteville since 1986, became President and Chief Executive Officer of Graniteville. Mr. Kingsmore has more than 30 years of experience in the textile industry, and together with the other members of Graniteville's management team, has been successfully managing Graniteville's business for more than seven years.

BUSINESS STRATEGY

     Graniteville believes that it has a reputation in the textile industry as both a consistent producer of quality products and an innovator of new products to meet the changing needs of its customers. The management of Graniteville intends to continue to implement the following business strategy, focusing its resources on products and markets where it believes it can obtain a significant market share. The key elements of the strategy include:

      Focus on Innovative, Value-Added Products: Graniteville's products are high value-added fabrics that require sophisticated manufacturing, dyeing and finishing techniques. Graniteville maintains its leadership position in these products by creating new processes that result in special colors or textures in the case of fashion-oriented fabrics or provide improved performance characteristics in the case of utility wear.

      Maintain Profitability in a Cyclical Industry: Graniteville consistently purchases unfinished fabrics (known as 'greige goods') from third parties for its finishing plants to supplement internally manufactured fabrics. This strategy generally allows Graniteville to reduce purchases of greige goods during periods of reduced demand while continuously operating its manufacturing facilities. This strategy also allows Graniteville to increase purchases during periods of peak demand. As a result of operating its weaving facilities at consistently high utilization rates, cyclical fluctuations in demand have less impact on Graniteville's operating profits than on certain of its competitors. In addition, Graniteville attempts to minimize its working capital investment through inventory controls while still allowing efficient scheduling of its manufacturing facilities and achieving on-time deliveries to customers.

      Maintain Quick Response to Customers: Graniteville believes that a key element of its success has been its ability quickly to develop and produce innovative, finished fabrics for customers, giving it a competitive advantage over certain other fabric producers. Quick response time is particularly valued by customers engaged in fashion-sensitive segments of the apparel industry. Graniteville's modern, flexible production facilities enable it to provide this high value-added service in a cost-effective manner.

      Invest Capital in Modern Vertically-Integrated Operations: Graniteville believes that vertical integration is an essential element of its ability to produce customized fabrics in a quick and cost-effective manner. Graniteville has spent $132 million over the seven year period ending December 31, 1993 to modernize its facilities. Management will continue its facilities and equipment modernization program to lower production costs while simultaneously maintaining quality standards.

      Expand Dyes and Specialty Chemicals Business: Graniteville's dyes and specialty chemicals subsidiary, C.H. Patrick, has experienced 10.5% compound annual growth in revenues over the last five years and is viewed as an innovator in its field. Management intends to continue to emphasize the development of C.H. Patrick's products and markets.

PRODUCTS AND MARKETS

     Graniteville's principal products are cotton and cotton blended fabrics, including denim. Fabric styles are distinguished by weave, weight and finishing. The production of fabric is organized into four product lines based on fabric type and end-use -- utility wear, piece-dyed fabrics for sportswear, casual wear and outerwear, indigo dyed fabrics for jeans, sportswear and outerwear and specialty products. In addition, Graniteville manufactures dyes and specialty chemicals through C.H. Patrick. Graniteville focuses its resources on products and markets where it believes it can obtain a significant market share. In each of its market segments, Graniteville focuses on developing relationships with those customers with the greatest need for high value added products.

     The contribution of each product line and service to Graniteville's total revenues during Fiscal 1993 and Transition 1993 is set forth below:

                                                                                 PERCENT OF REVENUES
                                                                            ------------------------------
                                                                            FISCAL 1993    TRANSITION 1993
                                                                            -----------    ---------------
Utility wear.............................................................        36%              39%
Piece-dyed fabrics for sportswear, casual wear and outerwear.............        26               23
Indigo-dyed fabrics for jeans, sportswear and outerwear..................        21               22
Specialty products.......................................................         8                7
Dyes and specialty chemicals.............................................         8                8
Other....................................................................         1                1
                                                                                ---              ---
     Total...............................................................       100%             100%
                                                                                ---              ---
                                                                                ---              ---

     Utility Wear: Graniteville believes it is a leading domestic manufacturer of fabrics for sale to apparel manufacturers that supply utility wear to industrial laundries for rental to their customers, as well as manufacturers that sell utility wear on the retail market. In the utility wear market, fabrics are generally piece-dyed, which means that the fabric is first woven and then dyed. Utility wear customers require a durable fabric which complies with strict standards for fitness of use and continuity and retention of color. Graniteville works closely with its customers in order to develop fabrics with enhanced performance characteristics. Graniteville's utility wear customers include Red Kap, Williamson-Dickie, Cintas, Carhartt, Inc., American Uniform, Washable Inc., Walls Industries, Perfect Industrial Uniform, Reed Manufacturing and Unifirst.

     Piece-dyed Fabrics for Sportswear, Casual Wear and Outerwear: Graniteville believes it is a leading domestic manufacturer of woven cotton piece-dyed fabrics that are sold primarily to domestic manufacturers and retailers of men's, women's and children's sportswear, casual wear and outerwear. Fabrics are produced for customers in a wide variety of styles, colors, textures and weights, according to individual customer specifications. Graniteville works directly with its customers to develop innovative fabric styles and finishes. Graniteville's piece-dyed sportswear fabric customers include Wrangler, Polo Ralph Lauren, The Gap, M&F Girbaud, Levi Strauss (Dockers), Liz Claiborne, Henry
I. Siegel Company, Inc. (H.I.S.), Farah, Sun Apparel and I.C. Isaac's.

     Indigo-Dyed  (Denim)   Fabrics  for   Jeans,  Sportswear   and   Outerwear:
Graniteville believes it is a leading domestic manufacturer of indigo-dyed fabrics (primarily denim) in a wide range of styles for use in the production of high-end men's, women's and children's fashion apparel. Graniteville also produces other indigo-dyed fabrics for jeans, sportswear and outerwear. In the manufacture of indigo-dyed fabrics, the yarn is dyed before it is woven. This process results in the distinctive appearance of indigo-dyed apparel fabrics, noted by variations in color. Graniteville is a leader in the development of new and innovative colors and styles of weaves and finishes for indigo-dyed fabrics, and works directly with its customers to produce indigo-dyed fabrics that meet the changing styles of the contemporary fashion market. Graniteville's indigo-dyed fabrics customers include The Gap, Guess, Flynn Enterprises, Wilkins Industries, Stuffed Shirt, Wrangler, Sun Apparel, Levi Strauss, Cherokee Apparel and Carhartt, Inc.

     Specialty Products: Graniteville produces a variety of fabrics for recreational, industrial and military end-uses, including coated fabrics for awnings, tents, boat covers and camper fabrics. The specialty products unit also dyes customer-owned finished garments, enabling customers to order color selections, while minimizing inventory risk and meeting short delivery schedules.

C.H. PATRICK PRODUCTS AND MARKETS

     C.H.  Patrick  develops,  manufactures  and  markets  dyes  and   specialty
chemicals, primarily to the textile industry. During both the twelve month period ended February 28, 1993 and the eight month period from March 1, 1993 through October 31, 1993, approximately 57% of C.H. Patrick's sales were to non-affiliated manufacturers, and 43% were to Graniteville. C.H. Patrick's sales to third parties have increased at a compounded annual rate of 10.5% over the last three calendar years. Graniteville's management believes that C.H. Patrick has earned a reputation for producing high quality, innovative dyes and specialty chemicals.

     C.H. Patrick processes dye presscakes and other basic materials to produce and sell indigo, vat, sulfur and disperse liquid dyes, as well as disperse, direct and aluminum powder dyes. The majority of C.H. Patrick's dye products are used in the continuous dyeing of cotton and polyester/cotton blends. C.H.
Patrick also manufactures various textile softeners, surfactants, dyeing auxiliaries and permanent press resins, as well as several acrylic polymers used in textile finishing as soil release agents. Most of C.H. Patrick's products offer higher margins than other product lines of Graniteville.

MARKETING AND SALES

     Graniteville's fabrics are marketed and sold by its woven apparel marketing group which will be moved from its current headquarters in New York City to Graniteville's headquarters in South Carolina before the end of 1994. The group also maintains regional sales offices in Boston, Massachusetts; Greensboro, North Carolina; Greenville, South Carolina; Dallas, Texas; and San Francisco, California. Independent sales agents in Los Angeles, California and Canada also market Graniteville's woven apparel products. Graniteville's specialty products are marketed and sold by the specialty products division. C.H. Patrick markets and sells its dyes and chemicals through its own sales and marketing department.

MANUFACTURING

     Graniteville is a vertically integrated manufacturer, with facilities capable of converting raw fiber into finished fabrics. Generally, raw fibers are purchased and spun into yarn, and yarns are either dyed and then woven into fabrics (as in the case of indigo-dyed fabrics) or woven into fabrics, which are then dyed according to customer specifications. Graniteville currently operates four weaving plants, two indigo-dyeing facilities, one piece-dyeing facility, one coating facility and one garment-dyeing facility, all of which are located within a fifteen mile radius of Graniteville's headquarters.

     Graniteville's piece-dyed dyeing and finishing facilities utilize a wide range of technologies, highlighted by the use of a sophisticated computer-based monitoring and control system. This system, which Graniteville believes to be unique in the industry, allows Graniteville to continuously monitor and control each phase of the dyeing and finishing process in order to improve productivity, efficiency, consistency and quality.

     Graniteville invested approximately $132 million over the seven year period ending December 31, 1993 to modernize its manufacturing operations. Graniteville's yarn spinning and weaving operations were updated by the addition of state-of-the-art computer-controlled spinning machinery and high speed air-jet and rapier looms, capable of significantly increasing productivity while allowing Graniteville to maintain its high quality manufacturing standards. In 1994 Graniteville expects to spend approximately $20 million in order to maintain, expand and upgrade its facilities.

RAW MATERIALS

     The principal raw materials used by Graniteville in the manufacture of its textile products are cotton and man-made fibers (primarily polyester). Graniteville seeks to enter into partnership-type arrangements with its suppliers. It purchases cotton from a number of domestic suppliers at the time it receives orders from customers and generally maintains a commitment position resulting in a four to six month supply of cotton. Polyester is generally purchased from one principal supplier, although there are numerous alternative domestic sources for polyester. Polyester is purchased pursuant to periodic negotiations whereby Graniteville seeks to assure itself of a consistent, cost-effective supply. In general, there is an adequate supply of such raw materials to satisfy the needs of the industry. In addition, Graniteville purchases greige goods from other manufacturers to supplement its internal production. These fabrics have normally been available in adequate supplies from a number of domestic sources. Graniteville also purchases bulk dyes and specialty chemicals manufactured by various domestic producers, including C.H. Patrick. While Graniteville believes that there is a competitive advantage to purchasing these dyes and specialty chemicals from C.H. Patrick, they are presently available in adequate supply in the open market.

BACKLOG

     Graniteville's backlog of unfulfilled customer orders was approximately $191.2 million at December 31, 1993, as compared to approximately $222.2 million at December 31, 1992. It is expected that substantially all of the orders outstanding at December 31, 1993 will be filled during the next 12 months. Order backlogs are usual to the business in which Graniteville operates.

           LIQUEFIED PETROLEUM GAS (NATIONAL PROPANE AND PUBLIC GAS)

     National Propane and Public Gas distribute liquefied petroleum gas ('LP gas') for residential, agricultural, commercial and industrial uses, including space heating, water heating, cooking and engine fuel. The LP Gas Companies also sell related appliances and equipment. Triarc believes that the LP Gas Companies are the fifth largest distributors of LP gas in terms of unit volume in the United States. As of December 31, 1993, this business was conducted by approximately 156 operating units located in 20 states in the Southeast, Northeast, Midwest and Southwest, primarily in suburban and rural areas.

     Ronald D. Paliughi joined the LP Gas Companies on April 24, 1993 as National Propane's President and Chief Executive Officer. Previously, Mr. Paliughi had been Senior Vice President-Western Operations of AP Propane (AmeriGas), one of the largest LP gas companies in the United States, and director of retail operations of CalGas Corporation, previously a division of the fourth largest LP gas company in the United States. Mr. Paliughi has assembled an experienced management team committed to implementing the strategy outlined below.

BUSINESS STRATEGY

     Prior to the Reorganization, the LP Gas Companies did not have a chief executive officer solely responsible for their business, and were operating in their numerous regions without coordinated pricing or distribution strategies. Purchasing and other functions were decentralized, resulting in cost duplications and purchasing inefficiencies.

     The LP Gas Companies' new management has begun to implement the following strategies intended to increase revenues and improve operating margins:

      Centralization and Streamlining of Operations: Historically, Triarc's LP gas business was comprised of seven regionally branded companies, each with its own operating style and corporate staff. These seven regional companies were restructured in July 1993 into a centralized headquarters and two operating divisions. Since the Reorganization, the LP Gas Companies' work force has been reduced by approximately ten percent and further reductions are planned during calendar 1994. In addition, better utilization of the vehicle fleet should permit a ten percent reduction in the size of such fleet by the end of calendar 1994. As a result, operating expenses are expected to decrease significantly in calendar 1994.

      Improved Pricing Management: To better monitor prices, the LP Gas Companies are in the process of installing a $2.4 million centralized pricing and billing system in all of their offices which will enable management to set and monitor prices from headquarters. This system, which is expected to be fully operational in mid-1994, will permit the monitoring of supply, demand and competitive pricing information on a system-wide basis. The LP Gas Companies' management believes that the timely availability of this information will lead to an increase in margins, thereby increasing gross profits.

      Improved Marketing: The LP Gas Companies intend to differentiate themselves from many smaller, local competitors by establishing an image as a large, reliable fuel supplier on which customers can depend. All of the businesses will operate under the National Propane brand and operating management will implement coordinated advertising and marketing campaigns.

      Efficient Purchasing: Due to capital constraints and the lack of centralized purchasing, the LP Gas Companies historically have not taken advantage of existing storage capacity. When conditions are appropriate, management intends to purchase and store LP gas supplies during the summer months when market pricing is distressed, and sell these supplies during times of higher gas prices. In addition, each LP Gas Company historically purchased LP Gas independently. The LP Gas Companies' management recently centralized purchasing and hired an experienced senior executive to manage all LP gas purchasing activities.

      Acquisitions: To complement the strategies outlined above, the LP Gas Companies intend to increase revenues by acquiring smaller, less efficient competitors and incorporating them into the LP Gas Companies, existing network. Accordingly, in November 1993, National Propane acquired the assets of Ark-La-Tex LP Gas, Inc. and affiliates with locations in Texarkana, Arkansas and Karnack, Texas. National Propane paid approximately $1.4 million for these assets, of which amount approximately $0.7 million was financed by the seller. Prior to its acquisition, Ark-La-Tex sold approximately 1.4 million gallons of LP gas per year. In addition, in January 1994, National Propane acquired the assets of Ozark Gas Company and affiliates, which sold LP gas and related merchandise in West Plains, Thayer, and Willow Springs, Missouri. The purchase price for these assets was approximately $3.8 million, of which approximately $2.7 million was financed by the seller. Prior to its acquisition, Ozark Gas Company had annual sales of approximately 3.7 million gallons of LP gas.

INDUSTRY

     LP gas is a clean burning fuel produced by extraction from natural gas by pipeline and by separation from crude oil and crude oil products. In recent years, industry sales of LP gas have not grown, primarily due to the economic downturn and energy conservation trends, which have negatively impacted the demand for energy by both residential and commercial customers. However, LP gas, relative to other forms of energy, is gaining increased recognition as an environmentally superior, safe, convenient, efficient and easy to use energy source in many applications.

MARKETS; CUSTOMERS

     LP gas is sold primarily in suburban and rural areas which do not have access to natural gas. In the residential market, LP gas is used in LP gas appliances and heaters in a manner similar to natural gas, primarily for home heating, water heating and cooking (indoor and outdoor). In the agricultural market, LP gas is used primarily for motor fuel, chicken brooders and crop drying. In the commercial market, LP gas is used primarily by restaurants, fast foods franchises, shopping centers and other retail or service establishments. In the industrial market, LP gas is used primarily as a fuel for fork lift trucks and delivery trucks, heat-treating and other industrial applications.

     During Fiscal 1993 and Transition 1993, approximately 68% and 53%, respectively, of sales by the LP Gas Companies were to residential customers and approximately 32% and 47%, respectively, of such sales were to commercial, agricultural and industrial customers. In Fiscal 1993 and Transition 1993, no single customer accounted for more than 10% of the LP Gas Companies' combined operating revenues.

PRODUCTS AND SERVICES

     LP gas is sold and distributed in bulk or in portable cylinders, through company-owned retail outlets and distributors. Most of the LP Gas Companies' volume, in terms of dollars and gallons, is distributed in bulk, although almost half of their customers are served using interchangeable portable cylinders. For customers served using cylinders, normally two LP gas cylinders of 100 pound capacity (23.5 gallons each) are installed on the customer's premises along with necessary regulating and protective equipment. Regular bulk deliveries of LP gas are made to customers whose consumption is sufficiently high to warrant this type of service. For such customers, tanks (usually having a capacity of 50 to 1,000 gallons) are installed at the customers' premises and the LP gas is stored in the tanks under pressure and piped into the premises.

     The LP Gas Companies' sales by cylinder and bulk service for the last three fiscal years and Transition 1993 are as follows:

                                                           CYLINDER TOTAL    BULK TOTAL    COMBINED TOTAL
                                                           --------------    ----------    --------------
                                                                       (GALLONS IN THOUSANDS)
Fiscal 1991.............................................       14,480          129,937         144,417
Fiscal 1992.............................................       13,634          132,074         145,708
Fiscal 1993.............................................       13,963          140,876         154,839
Transition 1993.........................................        9,687           80,493          90,180

     Year-to-year demand for LP gas is affected by the relative severity of the winter and other climatic conditions. For example, while the severe flooding in the mid-west United States during the summer of 1993 significantly reduced the demand for LP gas for crop-drying applications in these agricultural regions, the ice, snow and the frigid temperatures that were experienced by the United States in January and February of 1994 significantly increased the overall demand for LP gas.

     The LP Gas Companies also provide specialized equipment for the use of LP gas. In the residential market, the LP Gas Companies sell household appliances such as cooking ranges, water heaters, space heaters, central furnaces and clothes dryers. In the industrial market, the LP Gas Companies sell or lease specialized equipment for the use of LP gas as fork lift truck fuel, in metal cutting and atmospheric furnaces and for portable heating for construction. In the agricultural market, specialized equipment is leased or sold for the use of LP gas as engine fuel and for chicken brooding and crop drying.

SUPPLY

     The profitability of the LP Gas Companies is dependent upon the price and availability of LP gas as well as seasonal and climatic factors. Contracts for LP gas are typically made on a year-to-year basis, but the price of the LP gas to be delivered depends upon market conditions at the time of delivery. By utilizing their ability to store LP gas, the LP Gas Companies should be able to lower their annual cost of goods sold by maximizing supplies purchased during the low season and minimizing purchases during times of seasonally high prices. The LP Gas Companies are not party to any contracts to purchase LP gas containing 'take or pay' provisions. Certain contracts do, however, specify certain minimum and maximum amounts of LP gas to be purchased. The LP Gas Companies purchase LP gas from numerous suppliers. The LP Gas Companies have experienced conditions of limited supply availability from time to time but have generally been able to secure sufficient LP gas to meet their customers' needs. The primary sources of supply of LP gas are major oil companies and independent producers of both gas liquids and oil. Worldwide availability of both gas liquids and oil affects the supply of LP gas in domestic markets, and from time to time the ability to obtain LP gas at attractive prices may be limited as a result of market conditions, thus affecting price levels to all distributors of LP gas.

GENERAL

TRADEMARKS

     Arby's is the sole owner of the ARBY'S trademark and considers it, and certain other trademarks owned by Arby's, to be material to its business. Pursuant to its standard franchise agreement, Arby's grants each of its franchisees the right to use Arby's trademarks, service marks and trade names in the manner specified therein.

     Royal Crown considers its concentrate formulae, which are not the subject of any patents, to be trade secrets. In addition, RC COLA, DIET RC, ROYAL CROWN, DIET RITE, NEHI, UPPER 10 and KICK are registered as trademarks in the United States, Canada and a number of other countries. Royal Crown believes that such trademarks are material to its business.

     The material trademarks of Royal Crown and Arby's are registered in the U.S. Patent and Trademark Office and various foreign jurisdictions. Royal Crown and Arby's rights to such trademarks in the United States will last indefinitely so long as they continue to use and police the trademarks and to renew filings with the applicable governmental offices. No challenges to Royal Crown and Arby's right to use the ARBY'S, RC COLA, DIET RC, ROYAL CROWN, DIET RITE, NEHI, UPPER 10 or KICK trademarks in the United States have arisen.

COMPETITION

     Triarc's four core businesses operate in highly competitive industries. Many of the major competitors in these industries have substantially greater financial, marketing, personnel and other resources than does Triarc.

     Arby's faces direct and indirect competition from numerous well established competitors, including national and regional fast food chains. In addition, Arby's competes with locally owned restaurants, drive-ins, diners and other establishments. Key competitive factors in the fast food industry are price, quality of products, quality and speed of service, advertising, name identification, restaurant location and attractiveness of facilities.

     Royal Crown's soft drink products compete generally with all liquid refreshments and in particular with numerous nationally-known soft drinks such as Coca-Cola and Pepsi-Cola. Royal Crown competes with other beverage companies not only for consumer acceptance but also for shelf space in retail outlets and for marketing focus by Royal Crown's distributors, most of which also distribute other beverage brands. The principal methods of competition in the soft drink industry include product quality and taste, brand advertising, trade and consumer promotions, pricing, packaging and the development of new products.

     In recent years, both the soft drink and fast food businesses have experienced increased price competition resulting in significant price discounting throughout these industries. Price competition has been especially intense with respect to sales of soft drink products in food stores, with local bottlers granting significant discounts and allowances off wholesale prices in order to maintain or increase market share in the food store segment. When instituting its own discount promotions, Arby's has experienced increases in sales but, with respect to company-owned restaurant operations, lower gross margins. While the net impact of price discounting in the soft drink and fast food industries cannot be quantified, such practices could have an adverse impact on Triarc.

     Graniteville has many domestic competitors, including large integrated textile companies and smaller concerns. No single manufacturer dominates the industry or any particular line in which Graniteville's participates. The principal elements of competition include quality, price and service.

     Triarc's textile business has experienced significant competition from manufacturers located outside of the Untied States that generally have access to less expensive labor and, in certain cases, raw materials. Graniteville has attempted to counteract the negative impact of competition from imports by focusing on product lines (for example, denim) that are less vulnerable to import penetration, and by emphasizing Graniteville's location in the United States, its efficient production techniques and its high level of customer service which allow it to provide more timely deliveries and to respond more quickly to changes in its customers' fabric needs. The North American Free Trade Agreement, which became effective on January 1, 1994, immediately eliminated quantitative restrictions on qualified imports of textiles between the United States, Mexico and Canada and will gradually eliminate tariffs on such imports over a ten year period. In addition, a tentative agreement reach on December 15, 1993 under the General Agreement on Trade and Tariffs ('GATT') would eliminate quantitative restrictions on imports of textiles and apparel between GATT member countries after a ten year transition period. Any significant reduction in import protection for domestic textile manufacturers could materially adversely affect Graniteville's business.

     The LP Gas Companies compete in each LP gas marketing area with numerous other LP gas distributors, none of which, including the LP Gas Companies, can be considered dominant in any particular marketing area. The principal competitive factors affecting this industry are price and service. In addition, LP gas is sold in competition with all other commonly used fuels and energy sources, including electricity, fuel oil and natural gas. The primary competing energy source to LP gas is electricity, which is available in substantially all of the market areas served by the LP Gas Companies. Currently, LP Gas is generally less expensive than electricity based on equivalent energy value. Fuel oil is a major competitor for home heating and other purposes and is sold by a diversified group of companies throughout the marketing areas served by the LP Gas Companies. Except for various industrial applications, no attempt has been made to compete with natural gas which, with few exceptions, has been a less expensive energy source than LP gas. Although competitive fuels may at times be less costly for an equivalent energy value, historically LP gas has competed successfully on the basis of cleanliness, convenience, safety, availability and efficiency. In addition, the use of alternative fuels, including LP gas, is mandated in certain specified areas of the United States that do not meet federal air quality standards.

WORKING CAPITAL

     Arby's and Royal Crown's working capital requirements are generally met through cash flow from operations.

     Working  capital  requirements  for  the  textile  business  are  generally fulfilled from operating cash flow supplemented by advances under the Graniteville Credit Facility. Trade receivables are generally due in 60 days, in accordance with industry practice.

     Working capital requirements for the LP Gas Companies fluctuate due to the seasonal nature of their businesses. Typically, in late summer and fall, inventories are built up in anticipation of the heating season and are depleted over the winter months. During the spring and early summer, inventories are at low levels due to lower demand. Accounts receivable reach their highest levels in the middle of the winter and are gradually reduced as the volume of LP gas sold declines during the spring and summer. Working capital requirements are generally met through cash flow from operations. Accounts receivables of the LP Gas Companies are generally due within 30 days of delivery.

GOVERNMENTAL REGULATIONS

     Each of Triarc's core businesses is subject to a variety of federal, state and local laws, rules and regulations.

     Arby's is subject to regulation by the Federal Trade Commission and state laws governing the offer and sale of franchises and the substantive aspects of the franchisor-franchisee relationship. In addition, Arby's is subject to the Fair Labor Standards Act and various state laws governing such matters as minimum wages, overtime and other working conditions. Significant numbers of the food service personnel at Arby's restaurants are paid at rates related to the federal and state minimum wage, and increases in the minimum wage may therefore materially increase the labor costs of Arby's and its franchisees. From time to time, Arby's has received inquiries from federal, state and local regulatory agencies or has been named as a party to administrative proceedings brought by such regulatory agencies. Arby's does not believe that any such inquiries or proceedings will have a material adverse effect on Arby's financial condition or results of operations.

     The production and marketing of Royal Crown beverages are subject to the rules and regulations of various federal, state and local health agencies, including the United States Food and Drug

Administration (the 'FDA'). The FDA also regulates the labeling of Royal Crown products. New FDA labeling regulations will take effect in 1994. Royal Crown estimates that the total costs of complying with the new regulations, primarily for tooling new container labels, will be approximately $1.5 million.

     Graniteville's operations are governed by laws and regulations relating to workplace safety and worker health, primarily the Occupational Safety and Health Act ('OSHA') and the regulations promulgated thereunder. Revised cotton dust standards, which became effective in 1986, have required increased capital expenditures, and may require additional capital expenditures presently expected to range from $7 million to $9 million.

     The LP Gas Companies are subject to various Federal, state and local laws and regulations governing the transportation, storage and distribution of LP gas, and the health and safety of workers, primarily OSHA and the regulations promulgated thereunder.

     Except as described above, Triarc is not aware of any pending legislation that in its view is likely to affect significantly the operations of Triarc's subsidiaries. Triarc believes that the operations of its subsidiaries comply substantially with all applicable governmental rules and regulations.

ENVIRONMENTAL MATTERS

     Certain of Triarc's operations are subject to federal, state and local environmental laws and regulations concerning the discharge, storage, handling and disposal of hazardous or toxic substances. Such laws and regulations provide for significant fines, penalties and liabilities, in certain cases without regard to whether the owner or operator of the property knew of, or was responsible for, the release or presence of such hazardous or toxic substances. In addition, third parties may make claims against owners or operators of properties for personal injuries and property damage associated with releases of hazardous or toxic substances. Triarc cannot predict what environmental legislation or regulations will be enacted in the future or how existing or future laws or regulations will be administered or interpreted. Triarc cannot predict the amount of future expenditures which may be required in order to comply with any environmental laws or regulations or to satisfy any such claims. Triarc believes that its operations comply substantially with all applicable environmental laws and regulations.

     In 1987, Graniteville was notified by the South Carolina Department of Health and Environmental Control (the 'DHEC') that it discovered certain contamination of Langley Pond near Graniteville, South Carolina and DHEC asserted that Graniteville may be one of the parties responsible for such contamination. Graniteville entered into a consent decree providing for the study and investigation of the alleged pollution and its sources. The study report, prepared by Graniteville's environmental consulting firm and filed with DHEC on April 23, 1990, recommended that pond sediments be left undisturbed and in place. DHEC responded by requesting that Graniteville submit additional information concerning potential passive and active remedial alternatives, with accompanying supportive information. In May 1991 Graniteville provided this information to DHEC in a report of its environmental consulting firm. The 1990 and 1991 reports concluded that pond sediments should be left undisturbed and in place and that other less passive remediation alternatives either provided no significant additional benefits or themselves involved adverse effects on human health, to existing recreational uses or to the existing biological communities. Graniteville management is unable to predict at this time what further actions, if any, may be required in connection with Langley Pond or what the cost thereof may be. However, given the passage of time since the submission of the two reports by Graniteville's environmental consulting firm without any objection or adverse comment on such reports by DHEC and the absence of desirable remediation alternatives, other than continuing to leave the Langley Pond sediments in place and undisturbed as described in the reports, management believes that the ultimate outcome of this matter will not have any material adverse effect on Triarc's consolidated financial condition or results of operations. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources.'

     As a result of certain environmental audits in 1991, SEPSCO became aware of possible contamination by hydrocarbons and metals at certain sites of SEPSCO's refrigeration operations and has filed appropriate notifications with state environmental authorities and has begun a study of remediation at such sites. SEPSCO has removed certain underground storage and other tanks at certain facilities of its refrigeration operations and has engaged in certain remediation in connection therewith. Such removal and environmental remediation involved a variety of remediation actions at various facilities of SEPSCO located in a number of jurisdictions. Such remediation varied from site to site, ranging from testing of soil and groundwater for contamination, development of remediation plans and removal in certain instances of certain contaminated soils. Remediation has recently been completed or is ongoing at two sites in Miami, Florida, one site in Marathon, Florida, one site in Willard, Ohio, and one site in Provo, Utah. In addition, remediation will be required at thirteen sites which were sold or leased to Southwestern Ice as part of the Ice Sale, and such remediation will be made in conjunction with Southwestern Ice. Based on preliminary information and consultations with, and certain reports of, environmental consultants and others, SEPSCO presently estimates SEPSCO's cost of all such remediation and/or removal will approximate $3.7 million, in respect of which charges of $1.3 million, $0.2 million and $2.2 million were made against earnings in SEPSCO's fiscal years ending February 28, 1991, February 29, 1992 and February 28, 1993, respectively. In connection therewith, through December 31, 1993 SEPSCO had incurred actual costs of approximately $1.2 million and had a remaining accrual of approximately $2.5 million. In addition to the environmental costs borne by SEPSCO, in connection with the Ice Sale Southwestern Ice assumed liability for up to $1.0 million of remediation expenses relating to the Ice Business assets that were sold, with SEPSCO remaining liable for remediation expenses not so assumed. Triarc believes that after such accrual and assumption of liability, the ultimate outcome of this matter will not have a material adverse effect on Triarc's consolidated results of operations or financial condition. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources.'

SEASONALITY

     Of Triarc's four core businesses, the soft drink and LP Gas businesses are seasonal. In the soft drink business, the highest sales occur during spring and summer. LP Gas operations are subject to the seasonal influences of weather which vary by region. Generally, the demand for LP Gas during the winter months, November through April, is substantially greater than during the summer months at both the retail and wholesale levels, and is significantly affected by climatic variations. Because of the different seasonal patterns of these two businesses, Triarc's consolidated financial results are not materially affected by seasonal factors.

DISCONTINUED AND OTHER OPERATIONS

     Triarc continues to be engaged in a variety of non-core businesses. Consistent with Triarc's strategy of focusing resources on the four core businesses, during Transition 1993 Chesapeake Insurance Company Limited ('Chesapeake Insurance'), a direct wholly-owned subsidiary of CFC Holdings Corp. ('CFC Holdings'), ceased writing insurance or reinsurance coverage of any kind for periods beginning on or after October 1, 1993. In addition, Triarc and SEPSCO have agreed in principle to the sale by SEPSCO to Triarc of the stock of the SEPSCO subsidiaries that hold SEPSCO's natural gas and oil working and royalty interests. Also, it is expected that in the near future Triarc will (i) cause SEPSCO to transfer the LP gas business of Public Gas to National Propane and (ii) sell or liquidate substantially all of the remaining non-core businesses. Given Triarc's focus on its four core businesses, Triarc may sell the natural gas and oil businesses that Triarc has agreed in principle to purchase from SEPSCO. No assurance can be given as to the time frame within which such businesses may be sold. These sales or liquidations will not have a material impact on Triarc's consolidated financial condition or results of operations. The precise timetable for the sale or liquidation of the remaining non-core businesses will depend upon Triarc's ability to identify appropriate purchasers and to negotiate acceptable terms for the sale of such businesses.

     Insurance Operations: Historically, Chesapeake Insurance (i) provided certain property insurance coverage for Triarc and certain of its former affiliates; (ii) reinsured a portion of certain insurance coverage which Triarc and such former affiliates maintained with unaffiliated insurance companies (principally workers' compensation, general liability, automobile liability and group life); and (iii) reinsured insurance risks of unaffiliated third parties through various group participations. During Fiscal 1993, Chesapeake Insurance ceased writing reinsurance of risks of unaffiliated third parties, and during

Transition 1993 Chesapeake Insurance ceased writing insurance or reinsurance of any kind for periods beginning on or after October 1, 1993.

     In March 1994, Chesapeake Insurance consummated an agreement (which agreement was effective as of December 31, 1993) with AIG Risk Management, Inc. ('AIG') concerning the commutation to AIG of all insurance previously underwritten by AIG on behalf of Triarc and its subsidiaries and affiliated companies for the years 1977-1993, which insurance had been reinsured by Chesapeake Insurance. In connection with such commutation, AIG received an aggregate of approximately $63.5 million, consisting of approximately $29.3 million of commercial paper, common stock and other marketable securities of unaffiliated third parties, and a promissory note of Triarc in the principal amount of approximately $34.2 million. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources.'

     In September 1989, the Pennsylvania Insurance Commissioner as rehabilitator of Mutual Fire, Marine and Inland Insurance Company ('Mutual Fire') commenced an action against Chesapeake Insurance seeking, among other things, compensatory and punitive damages in excess of $40.0 million. In March 1994, the Commonwealth Court of Pennsylvania approved a Settlement and Commutation Agreement between Chesapeake Insurance and Mutual Fire which provided for the full settlement of all claims brought by Mutual Fire for $12.0 million. Triarc has previously recorded charges to operations in order to fully provide for such settlement. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources.'

     Chesapeake Insurance is registered under the Bermuda Insurance Act of 1978 and related regulations which require compliance with various provisions regarding the maintenance of statutory capital and surplus and liquidity. Chesapeake Insurance was not in compliance with certain of such provisions as of December 31, 1992 and 1993. However, since Chesapeake Insurance ceased writing insurance or reinsurance of any kind for periods beginning on or after October 1, 1993, any such non-compliance will have no effect on Triarc. See 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources.'

     Discontinued Operations: In the Consolidated Financial Statements, Triarc reports as 'discontinued operations' SEPSCO's utilities and municipal services business segment and SEPSCO's refrigeration services and products business segment. During Transition 1993, SEPSCO sold its utilities and municipal services business segment in three separate transactions with unaffiliated third parties for consideration negotiated on an arms'-length basis. In April 1994, SEPSCO sold to Southwestern Ice substantially all of the Ice Business for $5.0 million in cash, approximately $4.3 million principal amount of subordinated secured notes due on the fifth anniversary of the sale and the assumption by Southwestern Ice of certain current liabilities and certain environmental liabilities. Triarc is continuing its efforts to find an appropriate purchaser for SEPSCO's cold storage business.

     Other Operations: On January 10, 1994, Triarc disposed of its 58.6% of interest in Wilson. In February 1994, Triarc disposed of the assets of its lamp manufacturing and distribution business. Triarc expects in the near future to purchase from SEPSCO of the stock of SEPSCO's subsidiaries that hold SEPSCO's natural gas and oil working and royalty interests. Such purchase will be for a net cash purchase price of $8.5 million and will be consummated on or before July 22, 1994. Triarc also continues to own certain grapefruit groves.

EMPLOYEES

     As of December 31, 1993, Triarc's four business segments employed approximately 14,100 personnel, including approximately 2,200 salaried personnel and approximately 11,900 hourly personnel. Triarc's management believes that employee relations are satisfactory. At December 31, 1993, approximately 334 of the total of Triarc's employees were covered by various collective bargaining agreements expiring from time to time from the present through 1996.

ITEM 2. PROPERTIES.

     Triarc maintains a large number of diverse properties. Management believes that these properties, taken as a whole, are generally well maintained and are adequate for current and foreseeable business needs. The majority of the properties are owned. Except as set forth below, substantially all of Triarc's materially important physical properties are being fully utilized.

     Certain information about the major plants and facilities maintained by each of Triarc's four business segments as of December 31, 1993 is set forth in the following table:

                                                                                          SQ. FT. OF
ACTIVE FACILITIES                             FACILITIES-LOCATION            LAND TITLE   FLOOR SPACE
- - ------------------------------------  ------------------------------------   ----------   -----------
Soft Drink..........................  Concentrate Mfg:                          1 owned      216,000
                                        Columbus, GA                           1 leased       25,000
                                        (including office)                     1 leased       23,000
                                        LaMirada, CA                           1 leased        5,000
                                        Cincinnati, OH                         1 leased       18,759(1)
                                        Toronto, Canada
                                      Corporate Headquarters
                                        Ft. Lauderdale FL
Fast Food...........................  259 Restaurants                          56 owned       *
                                        various locations                    203 leased       42,803(1)
                                        throughout the                         1 leased
                                        United States
                                      Corporate Headquarters
                                        Ft. Lauderdale, FL
Textiles............................  Fabric Mfg.:                              7 owned    1,877,000
                                        Graniteville, SC                        2 owned      518,000
                                        Augusta, GA                             2 owned      208,000
                                        Warrenville, SC
                                      Chemical and Dye Mfg.:                    2 owned      103,000
                                        Greenville, SC                          1 owned       75,000
                                        Williston, SC
LP Gas..............................  Office/Warehouse                         16 owned      520,000
                                        143 Bulk Plants                       201 owned       *
                                        73 Storage Depots                     49 leased
                                        32 Retail Depots
                                        various locations
                                           throughout the
                                           United States
                                        2 Underground storage

INACTIVE FACILITIES
- - ------------------------------------
Fast Food...........................  Restaurants                               1 owned       *
                                                                               4 leased
Textiles............................  Fabric Mfg.                               3 owned      734,000

- - ------------

* While the restaurants in the fast food segment range in size from approximately 700 square feet to 14,000 square feet, the typical company-owned Arby's restaurant in the United States is approximately 2,570 square feet. The LP gas facilities have approximately 34,237,000 gallons of storage capacity.

(1) Royal Crown and Arby's also share 19,180 square feet of common space at RCAC's headquarters.

- - ----------------------------------------------------------
     The fast food segment also owns two and leases eleven land sites for future restaurants and owns ten and leases nine restaurants which are sublet principally to franchisees. The textiles segment also owns approximately 16,000 acres of land, predominantly woodland, in and around Graniteville, South
Carolina, on which it has planted pine seedlings and maintains forest conservation practices designed to help protect general water supplies.

     Substantially all of the properties used in the textiles segment are pledged as collateral for certain debt. All other properties owned by Triarc are without significant encumbrances.

     Certain information about the materially important physical properties of Triarc's discontinued and other operations as of December 31, 1993 is set forth in the following table:

                                                                                          SQ. FT. OF
ACTIVE FACILITIES                             FACILITIES-LOCATION            LAND TITLE   FLOOR SPACE
- - ------------------------------------  ------------------------------------   ----------   -----------
Refrigeration.......................  Cold storage:                             1 owned      266,000
                                        Topeka, KS                              1 owned      919,000
                                        Bonner Springs, KS                      1 owned      202,000
                                        Denver, CO                              1 owned      131,000
                                        San Martin, CA                          1 owned      318,000
                                        Santa Maria, CA                         1 owned      200,000
                                        Portland, OR                            1 owned      169,000
                                        American Falls, ID                      3 owned      166,000
                                        Other locations
                                           throughout the
                                           United States
Natural Gas and Oil.................  Office/warehouse                         2 leased        8,000
                                      various locations                         4 owned        6,000
                                        throughout the                         6 leased       10,000
                                        United States

INACTIVE FACILITIES
Refrigeration.......................  Ice mfg. and cold storage                 3 owned      189,000
                                      Ice mfg.                                 11 owned      369,000

     The natural gas and oil operations have net working interests in approximately 61,000 acres and net royalty interests in approximately 4,000 acres, located almost entirely in the states of Alabama, Kentucky, Louisiana, Mississippi, North Dakota, Texas and West Virginia. Triarc's citrus operations also own approximately 650 acres of grapefruit grove in Hidalgo County, Texas. Triarc's lamp manufacturing and distribution operations, which were sold in February 1994, consisted of one production facility with approximately 240,000 total square feet (including warehouse and showroom space). The Ice Business operations, which were sold in April 1994, consisted of 12 facilities with approximately 450,000 total square feet.

ITEM 3. LEGAL PROCEEDINGS.

     In December 1990, a purported stockholder derivative suit was brought against Triarc and other defendants on behalf of SEPSCO. For a description of such legal proceedings, see 'Item 1. Business -- Introduction -- SEPSCO Settlement.'

     In April 1993, the United States District Court for the Northern District of Ohio (the 'Ohio Court') entered a final order approving a Modification of a Stipulation of Settlement (the 'Modification') which (i) modified the terms of a previously approved stipulation of settlement (the 'Original Stipulation') in an action captioned Granada Investments, Inc. v. DWG Corporation et al., an action commenced in 1989 ('Granada'), and (ii) settled two additional lawsuits pending before the Ohio Court captioned Brilliant et al. v. DWG Corporation, et al., an action commenced in July 1992 ('Brilliant'), and DWG Corporation by and through Irving Cameon et al. v. Victor Posner et al., an action commenced in June 1992 ('Cameon'). Each of the Granada, Brilliant and Cameon cases were derivative actions brought against Triarc and each of its then current directors (other than Triarc's court-appointed directors, in the Brilliant and Cameon cases) which alleged various instances of corporate abuse, waste and self-dealing by Victor Posner, Triarc's then current Chairman of the Board and Chief Executive Officer, and certain breaches of fiduciary duties and violations of proxy rules. The Cameon case was also brought as a class action and included claims under the Racketeer Influenced and Corrupt Organizations Act of 1970 and for violating federal securities laws.

     The Modification continued the requirement contained in the Original Stipulation that the Triarc Board include three court appointed directors and that such directors, along with two other directors who are neither Triarc employees nor relatives of Victor Posner, form a special committee of the Triarc Board (the 'Triarc Special Committee') with authority to review and approve any newly undertaken transaction between Triarc and its subsidiaries, on the one hand, and entities or persons affiliated with

Victor Posner on the other hand, other than those transactions specifically approved in the Modification. The Modification specifically permitted Triarc and/or affiliated entities to make certain payments of rent, salary and expense reimbursements to Victor Posner and/or persons or entities related to or affiliated with him. The restrictions contained in the Modification will be binding on Triarc until the earlier of (i) April 23, 1998, (ii) the date that Victor Posner and certain affiliated entities certify to the Ohio Court (a) that they ceased to be the beneficial owners of 5.0% or more of Triarc's common stock, or securities convertible into such shares, and (b) that they will not, directly or indirectly, exceed such 5.0% limit prior to April 23, 1998, and
(iii) the date that Triarc's common stock is no longer publicly held. See  'Item
10. Directors and Executive Officers of the Registrant -- Certain Arrangements and Undertakings Relating to the Composition of Triarc's Board of Directors.'

     In addition to the matters described immediately above and the matters referred to or described under 'Item 1. Business -- General -- Environmental Matters,' Triarc and its subsidiaries are involved in claims, litigation and administrative proceedings and investigations of various types in several jurisdictions. Certain of these matters relate to transactions involving companies which, prior to the Reorganization, were affiliates of Triarc and which subsequent to the Reorganization became debtors in bankruptcy proceedings. See 'Item 13. Certain Relationships and Related Transactions -- Certain Transactions with Former Management and Former Affiliates.' Other matters arise in the ordinary course of Triarc's business, and it is the opinion of management that the outcome of any such matter, or all of them combined, will not have a material adverse effect on Triarc's consolidated financial condition or results of operations.

ITEM 4. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Triarc held its 1993 Annual Meeting of Shareholders on October 27, 1993. The matters acted upon by the shareholders at that meeting were reported in Triarc's quarterly report on Form 10-Q for the quarter ended October 31, 1993.

                                    PART II

ITEM 5. MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER MATTERS.

     Since November 17, 1993, the principal market for the Class A Common Stock has been the New York Stock Exchange ('NYSE') (symbol: TRY). Prior to November 17, 1993, the date on which the Class A Common Stock began trading on the NYSE, the American Stock Exchange ('ASE') was the principal market for the Class A Common Stock. The Class A Common Stock is also listed on the Pacific Stock Exchange ('PSE'). The high and low market prices for the Class A Common Stock, as reported in the consolidated transaction reporting system, are set forth below:

                                                                                                  MARKET PRICE
                                                                                          ----------------------------
                                    FISCAL QUARTERS                                           HIGH            LOW
- - ---------------------------------------------------------------------------------------   ------------    ------------
Fiscal 1992
     First Quarter ended July 31.......................................................   $      3 5/8    $      1 3/4
     Second Quarter ended October 31...................................................          3 1/2           1 1/2
     Third Quarter ended January 31....................................................          4 7/8           2 3/4
     Fourth Quarter ended April 30.....................................................          9 1/2               4
Fiscal 1993
     First Quarter ended July 31.......................................................   $     10 1/4    $          8
     Second Quarter ended October 31...................................................         12 1/8               9
     Third Quarter ended January 31....................................................         15 3/4          11 1/4
     Fourth Quarter ended April 30.....................................................         21 7/8          14 1/2
Transition 1993
     First Quarter ended July 31, 1993.................................................   $     22 3/4    $     16 1/8
     Second Quarter ended October 31, 1993.............................................             33          21 3/4
     November 1, 1993 through December 31, 1993........................................             31          23 3/4

     Other than regular quarterly cash dividends on its outstanding preferred stock, Triarc has not paid any dividends on its capital stock in the two most recently completed fiscal years, in Transition 1993 or in the current year to date and does not presently anticipate the declaration of cash dividends on its common stock in the near future.

     In connection with the Reorganization, Triarc issued to the Posner Entities 5,982,866 shares of Triarc's non-voting, cumulative convertible redeemable preferred stock, par value $.10 per share ('Redeemable Convertible Preferred Stock'), having an aggregate stated value of $71.8 million and a cumulative annual dividend rate of 8 1/8%. Such shares of Redeemable Convertible Preferred Stock are convertible into 4,985,722 shares of non-voting Triarc Class B Common Stock at a conversion price of $14.40 per share. Such shares of Redeemable Convertible Preferred Stock can also be converted without restriction into shares of Class A Common Stock if they are sold to a third party unaffiliated with the Posner Entities. Triarc has certain rights of first refusal if such shares are sold to an unaffiliated third party. No dividend, other than a stock dividend payable in common stock, may be paid on the Class A Common Stock if Triarc is in arrears on the payment of dividends on the Redeemable Convertible Preferred Stock. Triarc has no class of equity securities currently issued and outstanding except for the Class A Common Stock and the Redeemable Convertible Preferred Stock.

     Because Triarc is a holding company, holders of its debt and equity securities, including holders of the Class A Common Stock, are dependent primarily upon the cash flow from Triarc's subsidiaries for payment of principal, interest and dividends. Potential dividends and other advances and transfers from Triarc's subsidiaries represent its most significant sources of cash flow. Applicable state laws and the provisions of the debt instruments by which Triarc's principal subsidiaries are bound limit the ability of such companies to dividend or otherwise provide funds to Triarc. The relevant restrictions of such debt instruments are described under 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources' and in Note 15 to the Consolidated Financial Statements.

     As of April 14, 1994, immediately following the SEPSCO Merger there were approximately 6,000 holders of record of the Class A Common Stock.

ITEM 6. SELECTED FINANCIAL DATA. (1)

                                                                                                        EIGHT MONTHS
                                                      FISCAL YEAR ENDED APRIL 30,                          ENDED
                                    ----------------------------------------------------------------    DECEMBER 31,
                                      1989         1990          1991          1992          1993         1993(3)
                                    --------    ----------    ----------    ----------    ----------    ------------
                                                (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Revenues.........................   $987,730    $1,038,923    $1,027,162    $1,074,703    $1,058,274      $703,541
Operating profit.................     45,123        61,130        23,304        58,552        34,459(4)     29,969(5)
Loss from continuing
  operations.....................     (5,851)      (13,966)      (17,501)      (10,207)      (44,549)(4)    (30,439)(5)
Income (loss) from discontinued
  operations, net................      3,250         1,072           (55)        2,705        (2,430)       (8,591)
Extraordinary items, net.........      1,807         1,363           703        --            (6,611)         (448)
Cumulative effect of changes in
  accounting principles, net.....      --           --            --            --            (6,388)       --
Net loss.........................       (794)      (11,531)      (16,853)       (7,502)      (59,978)(4)    (39,478)(5)
Preferred stock dividend
  requirements(2)................       (580)          (14)          (11)          (11)         (121)       (3,889)
Net loss applicable to common
  stockholders...................     (1,374)      (11,545)      (16,864)       (7,513)      (60,099)      (43,367)
Loss per share:
     Continuing operations.......       (.39)         (.55)         (.68)         (.39)        (1.73)        (1.62)
     Discontinued operations.....        .20           .04        --               .10          (.09)         (.40)
     Extraordinary items.........        .11           .06           .03        --              (.26)         (.02)
     Cumulative effect of changes
       in accounting principles..      --           --            --            --              (.25)       --
     Net loss per share..........       (.08)         (.45)         (.65)         (.29)        (2.33)        (2.04)
Total assets.....................    860,709       863,993       851,912       821,170       910,662       897,246
Long-term debt...................    409,418       407,353       345,860       289,758       488,654       575,161
Redeemable preferred stock.......      --           --            --            --            71,794        71,794
Stockholders' equity (deficit)...    117,646       109,052        92,529        86,482       (35,387)      (75,981)
Weighted-average common shares
  outstanding....................     16,669        25,428        25,853        25,867        25,808        21,260

- - ------------

(1) Selected Financial Data have been retroactively restated to reflect the discontinuance of SEPSCO's utility and municipal services and refrigeration operations in 1993.

(2) The Company has not paid any dividends on its common shares during any of the periods presented.

(3) The Company changed its fiscal year from a fiscal year ending April 30 to a calendar year ending December 31 effective for the eight-month transition period ended December 31, 1993 ('Transition 1993').

(4) Reflects certain significant charges recorded in the fourth quarter of Fiscal 1993 (see Note 25 to the Consolidated Financial Statements) as follows: $51,689,000 charged to operating profit, $48,698,000 charged to loss from continuing operations, net and $67,060,000 charged to net loss.


(5) Reflects  certain significant  charges recorded during  Transition 1993 (see
    Note 25 to the Consolidated Financial Statements) as follows: $12,306,000 charged to operating profit, $25,617,000 charged to loss from continuing operations and $34,437,000 charged to net loss.

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.

INTRODUCTION

     This 'Management's Discussion and Analysis of Financial Condition and Results of Operations' should be read in conjunction with the consolidated financial statements included herein of Triarc Companies, Inc. (formerly DWG Corporation, 'Triarc' or, collectively with its subsidiaries, 'the Company').

     On October 27, 1993 Triarc's Board of Directors approved a change in the fiscal year of Triarc from a fiscal year ending April 30 to a calendar year ending December 31, effective for the transition period ending December 31, 1993. The fiscal years of all of Triarc's subsidiaries which did not end on December 31 were also so changed. As used herein, 'Transition 1993' refers to the eight months ended December 31, 1993, 'Comparable 1992' refers to the eight months ended December 31, 1992, and 'Fiscal 1993', 'Fiscal 1992' and 'Fiscal 1991' refer to the fiscal years ended April 30, 1993, 1992 and 1991, respectively.

RESULTS OF OPERATIONS

     The Company reported net losses from continuing operations for each fiscal year from 1989 through 1993 and for Transition 1993. The Company believes that these losses were in large part the result of limited managerial and financial resources devoted to certain of its business units, a significant amount of high cost debt, material provisions for doubtful accounts from former affiliates (principally for (i) management services which, subsequent to October 1993, Triarc no longer provides and (ii) interest and principal of notes from former affiliates for which there are no significant balances subsequent to the April 23, 1993 change in control of the Company (the 'Change in Control') and resulting reorganization (the 'Reorganization')), costs of stockholder and other litigation, operating losses of certain non-core businesses and, with respect to Fiscal 1993 and Transition 1993, certain restructuring and other charges discussed below. The diversity of the Company's business segments precludes any overall generalization about trends for the Company.

     The textiles segment is subject to cyclical economic trends that affect the domestic textile industry. In addition, the textile industry in general has experienced significant competition from foreign manufacturers that generally have access to less expensive labor and, in certain cases, raw materials. However, certain fabrics which comprise the principal product lines sold by the Company (e.g. workwear) have experienced foreign competition to a lesser degree than the industry in general. Exchange rate fluctuations can also affect the level of demand for the textile segment's products by changing the relative price of competing fabrics from overseas producers.

     Trends affecting the fast food segment in recent years include consistent growth of the restaurant industry as a percentage of total food-related spending, with fast food being the fastest growing segment of the restaurant industry. The recent recession, however, slowed the rate of growth in restaurant spending.

     Trends affecting the soft drink segment in recent years have included the growth of consumer demand for diet soft drinks, the increased market share of private label soft drinks and the introduction of 'new age' beverages. In recent years, both the soft drink and fast food industries have experienced increased price competition resulting in significant price discounting throughout these industries. While the net impact of price discounting cannot be quantified, a continuation of this practice could have an adverse effect on the Company.

     Trends affecting the LP gas segment in recent years include the economic downturn and energy conservation trends, which have negatively impacted the demand for energy by both residential and commercial customers. However, LP gas, relative to other forms of energy, is gaining recognition as an environmentally superior, safe, convenient, efficient and easy-to-use energy source in many applications.

TRANSITION 1993

     The following table sets forth revenues by segment for Comparable 1992 (unaudited) and Transition 1993:

                                                                                         REVENUES
                                                                                 ------------------------
                                                                                 COMPARABLE    TRANSITION
                                                                                    1992          1993
                                                                                 ----------    ----------
                                                                                      (IN THOUSANDS)
Textiles......................................................................    $339,110      $ 365,276
Fast Food.....................................................................     133,640        147,460
Soft Drink....................................................................     100,185         98,337
Liquefied Petroleum Gas.......................................................      85,639         89,167
Other.........................................................................      57,278          3,301
                                                                                 ----------    ----------
                                                                                  $715,852      $ 703,541
                                                                                 ----------    ----------
                                                                                 ----------    ----------

     Revenues declined $12.3 million to $703.5 million in Transition 1993 from $715.8 million in Comparable 1992 reflecting increased revenues in each of the Company's four core business segments except for the soft drink segment, which were more than offset by the absence of revenues from certain non-core operations sold during Comparable 1992 or held for sale during Transition 1993. Revenues from all of such businesses were included in 'Other' in the table above for Comparable 1992 while in Transition 1993 the net results of operations of such non-core businesses not yet sold but held for sale were reflected in 'Other income (expense), net' in the accompanying consolidated statement of operations for Transition 1993 since they were not material. Textiles revenues increased $26.2 million (7.7%) due to increased volume and prices, despite a denim market downturn which began in September 1993. The textiles segment experienced increased revenues in all four of its product areas: utility wear, piece-dyed cotton fabrics for sportswear, indigo-dyed fabrics for jeans and dyes and specialty chemicals for the textile industry. Fast food revenues increased $13.8 million (10.3%) principally due to an increase in both company-owned and franchised same store sales and a net increase in the number of franchised restaurants. Soft drink revenues declined $1.8 million (1.8%) due principally to
(i) a decline in domestic branded sales resulting from ineffective marketing programs and (ii) management's decision to limit the quantity of concentrate the Company would sell to bottlers in the fourth quarter of 1993 to reduce excessive inventory within bottler production locations at year end. The Company believes that this reduction, together with increased and redirected expenditures for advertising and marketing programs, will enable it to realize sales volume increases of branded products during 1994. Although unit volume of private label sales increased significantly in the soft drink segment, the effect of such unit volume increase on revenues was offset by one major private label customer, Cott Corporation ('Cott'), purchasing a component (aspartame) of the Company's soft drink concentrate directly from the Company's supplier in 1993 rather than from the Company, thereby reducing the sales price of concentrate to that customer. Liquefied petroleum ('LP') gas revenues increased $3.5 million (4.1%) principally as a result of higher average selling prices, including the pass through of higher product costs, partially offset by lower volume due to warmer weather and the flooding which took place in the Mid-west in 1993.

     Cost of sales in Transition 1993 amounted to $496.6 million (70.6% of revenues) and reflects the absence of certain non-core operations previously sold or held for sale and no longer consolidated, the reduction in the cost of aspartame in the soft drink segment reflecting the expiration of the underlying patent and the elimination of its sale at cost to a major customer (Cott). Such cost of sales reductions were partially offset by the effect of the increased overall sales volume in the Company's core businesses.

     Advertising, selling and distribution of $75.0 million in Transition 1993 was impacted by a significantly higher level of expenditures in the soft drink segment resulting from (i) increased advertising and promotional expenses related to domestic branded products intended to generate future sales growth and programs which pass along a portion of the reduced cost of aspartame to the Company's bottlers in the form of advertising allowances and (ii) an increase in advertising and promotional allowances granted to soft drink bottlers, the total amounts of which normally are dependent principally upon the achievement of annual sales volume.

     General   and  administrative  expenses  amounted   to  $102.0  million  in
Transition 1993. Such amount includes normal recurring general and administrative expenses as well as (i) a $10.0 million provision for increased insurance loss reserves relating to the Company's coverage as well as reinsurance of certain insurance coverage which the Company and certain former affiliates maintained with unaffiliated insurance companies and (ii) a $2.3 million increase in reserves for legal matters principally for a claim by NVF Company ('NVF'), a former affiliate which currently is involved in proceedings under the Federal Bankruptcy Code.

     Consolidated operating profit declined $21.1 million to $30.0 million in Transition 1993 from $51.1 million in Comparable 1992 principally due to the significant charges in Transition 1993 as described above and increased advertising expenses in the soft drink segment, the benefits of which are anticipated to be realized in future periods.

     Interest expense of $44.9 million in Transition 1993 reflects the effect of lower interest rates substantially offset by the effect of higher borrowing levels resulting from the restructuring of the Company's indebtedness.

     Other expense, net of $8.0 million in Transition 1993 reflects (i) an additional provision of $5.0 million for settlement of a shareholder derivative suit brought against the directors of Southeastern Public Service Company ('SEPSCO') at that time and certain corporations, including Triarc (the 'SEPSCO Litigation') and (ii) a provision of $3.3 million for additional losses incurred in connection with the sale of certain non-core businesses.

     The Company recorded a provision for income taxes of $7.8 million in Transition 1993 despite a pretax loss of $22.9 million due principally to a $7.2 million increase in reserves for income tax contingencies, losses of certain subsidiaries not included in Triarc's consolidated income tax return for which no tax benefit is available, the provision for settlement of the SEPSCO Litigation which is not deductible for income purposes and amortization of costs in excess of net assets of acquired companies which is not deductible for income tax purposes.

     Loss from discontinued operations of $8.6 million in Transition 1993 reflects the estimated loss on disposal of the discontinued operations of $8.8 million, net of minority interests, less the income from discontinued operations of $0.2 million, net of income taxes and minority interest, prior to July 22, 1993, the date SEPSCO's Board of Directors decided to dispose of SEPSCO's utility and municipal services and refrigeration business segments. As of April 8, 1994, SEPSCO has disposed of all such operations other than the cold storage operations of the refrigeration segment. The Company currently anticipates completion of such sale by July 22, 1994. The estimated loss on disposal reflects the Company's current estimate of losses incurred on the sale of such discontinued operations, including estimated operating results through the disposal dates.

     The extraordinary item in Transition 1993 represents a loss, net of income tax benefit, resulting from the early extinguishment of debt in August 1993 comprised of the write-off of unamortized deferred financing costs of $2.2 million offset by $1.5 million of discount resulting from the redemption of debt and income tax benefit of $0.3 million.

FISCAL 1993 COMPARED WITH FISCAL 1992

                                                                                              OPERATING PROFIT
                                                                      REVENUES                     (LOSS)
                                                              ------------------------      --------------------
                                                                FISCAL        FISCAL         FISCAL      FISCAL
                                                                 1992          1993           1992        1993
                                                              ----------    ----------      --------    --------
                                                                                (IN THOUSANDS)
Textiles...................................................   $  456,402    $  499,060      $ 27,753    $ 47,203
Fast Food..................................................      186,921       198,915        14,271       7,852
Soft Drink.................................................      143,830       148,262        36,112      23,461
Liquefied Petroleum Gas....................................      141,032       148,790        12,676       3,008
Other......................................................      146,518        63,247        (5,746)    (15,942)
General corporate expenses.................................       --            --           (26,514)    (31,123)
                                                              ----------    ----------      --------    --------
                                                              $1,074,703    $1,058,274      $ 58,552    $ 34,459
                                                              ----------    ----------      --------    --------
                                                              ----------    ----------      --------    --------

     Revenues declined $16.4 million (1.5%) to $1.06 billion in Fiscal 1993 from $1.07 billion in Fiscal 1992 principally due to the absence of revenues from certain non-core operations (included in 'Other' in the table above) which were sold during Fiscal 1993, offset in part by increased revenues in each of the Company's major segments. Textiles revenues increased approximately $42.7 million (9.3%) to $499.1 million from $456.4 million due to increased volume and prices. Fast food revenues increased $12.0 million (6.4%) to $198.9 million from $186.9 million due to additional company-owned and franchised restaurants and an increase in same store sales of company-owned restaurants. Soft drink revenues increased $4.5 million (3.1%) to $148.3 million from $143.8 million due to an increase in private label and international sales as a result of unit volume increases partially offset by a decrease in domestic sales of Diet Rite flavor brands. LP gas revenues increased $7.8 million (5.5%) to $148.8 million from $141.0 million due to an increase in the number of gallons sold.

     Cost of sales declined $30.9 million to $762.4 million in Fiscal 1993 from $793.3 million in Fiscal 1992 due principally to the net decline in revenues described above. Gross profit (total revenues less cost of sales) increased $14.5 million to $295.9 million in Fiscal 1993 from $281.4 million in Fiscal 1992 and gross margin increased to 28.0% in Fiscal 1993 from 26.2% in Fiscal 1992 due principally to higher average selling prices and lower cost of cotton in the textiles segment.

     Advertising, selling and distribution increased $5.4 million to $72.9 million in Fiscal 1993 from $67.5 million in Fiscal 1992 due principally to increased advertising spending in the soft drink and fast food segments and a $1.5 million provision for estimated costs to comply with recent package labeling regulations affecting the soft drink segment.

     General and administrative expenses increased $9.9 million to $135.2 million in Fiscal 1993 from $125.3 million in Fiscal 1992. Affecting general and administrative expenses in Fiscal 1993 was a $4.9 million accrual of compensation paid to a special committee of the pre-Change in Control Triarc Board of Directors representing a success fee attributable to the Change in Control, a $2.2 million provision for closing certain non-strategic company-owned restaurants and abandoned bottling facilities and other provisions aggregating $2.2 million offset by a $7.3 million reversal of unpaid incentive plan accruals provided in prior years. Affecting general and administrative expenses in Fiscal 1992 was the reversal of unpaid incentive plan accruals aggregating approximately $10.0 million provided in prior years.


     In Fiscal 1993, results of operations were significantly impacted by facilities relocation and corporate restructuring charges aggregating $43.0 million consisting of: (i) estimated costs of $14.9 million to relocate the Company's corporate headquarters and to terminate the lease on its existing corporate facilities; (ii) estimated restructuring charges of $20.3 million including costs associated with hiring and relocating certain new senior management including chief executive officers of the soft drink, fast food and LP gas segments and other personnel recruiting and relocation costs, severance costs and consultant fees; (iii) total costs of $6.0 million relating to a five-year consulting agreement extending through April 1998 (the 'Consulting Agreement') between Triarc and Steven Posner, the former Vice Chairman of
Triarc, and (iv) costs of $1.8 million in connection with a strategic restructuring within the textiles segment. The charges referred to in items (i) through (iii) above related to the Change in Control of Triarc on April 23, 1993 that resulted from the Reorganization. In connection with the Reorganization, Victor Posner and Steven Posner resigned as officers and directors of Triarc. In order to induce Steven Posner to resign, Triarc entered into the Consulting Agreement with him. The cost related to the Consulting Agreement was recorded as a charge in Fiscal 1993 because the Consulting Agreement does not require any substantial services and Triarc does not expect to receive any services that will have substantial value to it. As a part of the Reorganization, the Board of Directors of Triarc was reconstituted. The first meeting of the reconstituted Board of Directors was held on April 24, 1993. At that meeting, based on a report and recommendations from a management consulting firm that had conducted an extensive review of the Company's operations and management structure, the Board of Directors approved a restructuring (the 'Restructuring') which entailed, among other things, the following features: (i) the strategic decision to manage the Company in the future on a decentralized, rather than on a centralized basis; (ii) the hiring of new executive officers for Triarc and the hiring of new chief executive officers and new senior management teams for each of Arby's Inc. ('Arby's'), Royal Crown Company, Inc. ('Royal Crown') and National Propane Corporation ('National Propane') to carry out the decentralization strategy; (iii) the termination of a significant number of employees as a result of both the new management philosophy and the hiring of an almost entirely new management team; and (iv) the relocation of the corporate headquarters of Triarc and of all of its subsidiaries whose headquarters were located in South Florida, including Arby's, Royal Crown, National Propane, and SEPSCO. Accordingly, the Company's cost to relocate its corporate headquarters and terminate the lease on its existing corporate facilities ($14.9 million), and estimated corporate restructuring charges of $20.3 million including costs associated with hiring and relocating new senior management and other personnel recruiting and relocation costs, employee severance costs and consulting fees, all stemmed from the decentralization and restructuring plan formally adopted at the April 24, 1993 meeting of Triarc's reconstituted Board of Directors. See
Note 25 to the Consolidated Financial Statements. The components of the $4.3 million restructuring and facilities relocation charge in Fiscal 1992 are described below.

     Provision for doubtful accounts from affiliates was $10.4 million in Fiscal 1993 compared to $25.7 million in Fiscal 1992. The provision in Fiscal 1993 includes year-end charges of $5.1 million relating to the final write-off of certain secured notes and accrued interest receivable from Pennsylvania Engineering Corporation ('PEC') and APL Corporation ('APL'), former affiliates that currently are in bankruptcy proceedings, for which Triarc has significant doubts as to the net realizability of the underlying collateral, offset by a recovery from Insurance and Risk Management, Inc. ('IRM'), also a former affiliate, of certain amounts offset in connection with the minority share acquisitions in the Reorganization. The remainder of such provision in Fiscal 1993 relates principally to unsecured receivables from APL, including accrued interest, principally in connection with a former management services agreement with Triarc. Triarc was obligated to provide certain limited management services to several former non-subsidiary affiliates through October 1993 and discontinued such services thereafter. The components of such provision in Fiscal 1992 are described below.

     Operating profit declined $24.1 million to $34.5 million in Fiscal 1993 from $58.6 million in Fiscal 1992 due primarily to the facilities relocation, corporate restructuring and other significant charges aggregating $51.7 million in April 1993 described above. Such charges reduced the operating profits reported by each of the Company's segments to the extent of charges related directly to their operations and also to the extent of corporate costs which were allocable to such segments under the management services agreements between Triarc and its subsidiaries. Textiles operating profit increased to $47.2 million (inclusive of $5.4 million of restructuring and other charges) in Fiscal 1993, from $27.8 million (inclusive of a divisional restructuring charge of $2.5 million partially offset by a $2.0 million incentive accrual reversal) in Fiscal 1992 due to increased sales volume and improved margins. Fast food operating profit was $7.9 million (inclusive of $9.7 million of restructuring and other charges) in Fiscal 1993 compared to $14.3 million (inclusive of $1.1 million of restructuring costs relating to the closing of two regional fast food franchise offices partially offset by a $0.5 million incentive accrual reversal) in Fiscal 1992. Soft drink operating profit was $23.5 million (inclusive of $11.1 million of restructuring and other charges) in Fiscal 1993 compared to $36.1 million (inclusive of a $3.0 million incentive accrual reversal partially offset by a $0.7 million charge for the relocation of the soft drink corporate office) in Fiscal 1992. LP gas operating profit was $3.0 million (inclusive of restructuring and other charges of $8.0 million) in Fiscal 1993 compared to $12.7 million (inclusive of a $3.0 million incentive accrual reversal) in Fiscal 1992. Operating loss of other operations was $15.9 million (inclusive of $9.0 million of provision for write-off of notes receivable from former affiliates and other charges) in Fiscal 1993 compared to an operating loss of $5.7 million (inclusive of a $5.6 million provision for doubtful accounts from affiliates) in Fiscal 1992. Other operations were negatively impacted in Fiscal 1993 by the absence of operating profits for a portion of Fiscal 1993 of certain non-core businesses sold earlier in the year. General corporate expenses were $31.1 million (inclusive of $8.5 million of restructuring and other charges and a $3.3 million provision for doubtful accounts from former affiliates) in Fiscal 1993 compared to $26.5 million (inclusive of an $11.2 million provision for doubtful accounts from former affiliates partially offset by a $1.5 million incentive accrual reversal) in Fiscal 1992.

     Interest expense increased $1.0 million due to a charge in Fiscal 1993 of $8.5 million for interest accruals on income tax matters, partially offset by interest savings resulting from lower average levels of debt and lower interest rates.

     Other income (expense), net, decreased $7.4 million to an expense of $0.9 million in Fiscal 1993 compared to income of $6.5 million in Fiscal 1992. The major components of Other income (expense), net, in Fiscal 1993 include $3.2 million in costs for a proposed alternative financing which was never consummated and expenses aggregating $9.3 million relating to certain shareholder and other litigation (of which $5.9 million was recorded in the fourth quarter) offset by a credit of approximately $8.9 million in connection with the settlement of accrued rent as part of the Change in Control and a net gain of approximately $2.2 million with respect to the sales of certain non-core businesses, net of write-downs of $3.8 million to estimated net realizable value of certain assets of other non-core businesses. The major components of Other income (expense), net in Fiscal 1992 are described below.

     The effective income tax rates differ from the statutory rate due principally to losses of certain subsidiaries for which no income tax benefit is available, certain expenses which are not deductible for tax purposes and, in Fiscal 1993, an $11.8 million provision for income tax contingencies and other matters (of which $7.9 million was recorded in the fourth quarter).

     The effect of minority interests was a $3.4 million credit in Fiscal 1993 compared to a $0.5 million expense in Fiscal 1992 due principally to the minority interest effect relating to the facilities relocation, corporate restructuring and other significant charges in Fiscal 1993 described above.

     Income (loss) from discontinued operations reflects the results, net of tax and minority interests, of SEPSCO's utility and municipal services and refrigeration operations of which SEPSCO has disposed or plans to dispose. Loss from discontinued operations in Fiscal 1993 reflects a $12.9 million write-down ($5.4 million net of income tax and minority interest credits) relating to the impairment of certain unprofitable properties and accruals for environmental remediation and losses on certain contracts in progress.


     The Fiscal 1993 extraordinary item resulted from the early extinguishment of certain debt of RC/Arby's Corporation ('RCAC') in connection with the Change in Control and was comprised of the write-off of unamortized deferred financing costs of $3.7 million and the payment of prepayment penalties of $6.7 million, net of tax benefit of $3.8 million.


     The Fiscal 1993 cumulative effect of changes in accounting principles resulted from a charge of $4.9 million, net of minority interests, from the adoption of Statement of Financial Accounting Standards ('SFAS') 109 and an after-tax charge, net of minority interests, of $1.5 million from the adoption of SFAS 106. SFAS 109 requires an asset and liability approach for the accounting for income taxes. As such, deferred income taxes are determined based on the tax effect of the differences between the financial statement and tax bases of assets and liabilities. The deferred income tax provision or benefit for each year represents the increase or decrease, respectively, in the deferred income tax liability during such year. SFAS 109 allows the recognition, subject to a valuation allowance if necessary, of a deferred tax asset for net temporary differences that will result in net deductible amounts in future years. SFAS 106 requires the Company to charge to expense the expected cost of other postretirement benefits during the years the employees render services.

     Net loss of $60.0 million in Fiscal 1993 increased from a net loss of $7.5 million in Fiscal 1992 principally as a result of the Fiscal 1993 facilities relocation, corporate restructuring and other significant charges, including an extraordinary charge and cumulative effect of changes in accounting principles, previously discussed aggregating approximately $67.1 million, net of income tax and minority interest credits.

FISCAL 1992 COMPARED WITH FISCAL 1991

                                                                                              OPERATING PROFIT
                                                                      REVENUES                     (LOSS)
                                                              ------------------------      --------------------
                                                                FISCAL        FISCAL         FISCAL      FISCAL
                                                                 1991          1992           1991        1992
                                                              ----------    ----------      --------    --------
                                                                                (IN THOUSANDS)
Textiles...................................................   $  414,174    $  456,402      $ 11,970    $ 27,753
Fast Food..................................................      181,293       186,921        12,652      14,271
Soft Drink.................................................      138,082       143,830        30,597      36,112
Liquefied Petroleum Gas....................................      150,348       141,032        13,628      12,676
Other......................................................      143,265       146,518       (19,208)     (5,746)
General corporate expenses.................................       --            --           (26,335)    (26,514)
                                                              ----------    ----------      --------    --------
                                                              $1,027,162    $1,074,703      $ 23,304    $ 58,552
                                                              ----------    ----------      --------    --------
                                                              ----------    ----------      --------    --------

     Revenues in Fiscal 1992 increased $47.5 million (4.6%) to $1.07 billion from $1.03 billion in Fiscal 1991 principally due to higher selling prices and volume in the Company's textiles segment. The soft drink and fast food segments also experienced moderate increases in revenues partially offset by a decline in revenues in the LP gas segment.

     Cost of sales increased $31.0 million to $793.3 million in Fiscal 1992 from $762.3 million in Fiscal 1991 due principally to the net increase in revenues described above. Gross profit increased $16.5 million to $281.4 million in Fiscal 1992 from $264.9 million in Fiscal 1991 and gross margin increased to 26.2% in Fiscal 1992 from 25.8% in Fiscal 1991, due principally to higher selling prices in the textiles segment.

     Advertising, selling and distribution increased $1.5 million to $67.5 million in Fiscal 1992 from $66.0 million in Fiscal 1991 due principally to greater advertising support to bottlers in the soft drink segment.

     General and administrative expenses decreased $28.5 million to $125.3 million in Fiscal 1992 from $153.8 million in Fiscal 1991 due primarily to a $10.4 million decline in claims loss and other expenses of insurance operations and the reversal in Fiscal 1992 of unpaid incentive accruals aggregating approximately $10.0 million provided in prior years.

     The Fiscal 1992 facilities relocation and corporate restructuring charge of $4.3 million consisted of a $2.5 million provision relating to a strategic restructuring within the textiles segment, a $1.1 million provision relating to the closing of two regional fast food franchise offices and a $0.7 million charge for the relocation of the soft drink corporate office. The Fiscal 1991 facilities relocation and corporate restructuring charge of $3.8 million related to the relocation of the fast food corporate office.

     Provision for doubtful accounts from affiliates was $25.7 million in Fiscal 1992 compared to $18.0 million in Fiscal 1991. The provision in Fiscal 1992 reflected $16.2 million and $1.8 million of reserves for amounts owed by APL and PEC, respectively, in connection with the management services agreements referred to above and provisions of $2.2 million and $5.5 million for certain notes, accrued interest and insurance premiums receivable from or attributable to APL and PEC, respectively. The provision for doubtful accounts from affiliates in Fiscal 1991 reflected provisions of approximately $4.3 million and $2.7 million of reserves for amounts owed by APL and PEC, respectively, in connection with such management services agreements and provisions of $6.2 million and $2.3 million of reserves for certain notes, interest and equipment lease receivables from APL and PEC, respectively. The provision in Fiscal 1991 also included a $1.0 million reserve related to the indemnification of certain construction bonding arrangements on behalf of PEC and a $1.5 million reserve for certain other unsecured amounts and insurance premiums attributable to APL.

     Operating profit increased $35.3 million to $58.6 million in Fiscal 1992 from $23.3 million in Fiscal 1991, reflecting significant increases in each of the Company's major segments, except for the LP gas and fast food segments, which experienced moderate declines in operating profit. The largest increases in operating profit occurred in the textiles segment as a result of the higher selling prices and volume noted above and in the citrus operations (included in 'Other' in the table above) due to the absence in Fiscal 1992 of a significant drop in the market price of frozen concentrate processed and held for sale in Fiscal 1991. Operating results also improved in the insurance segment as a result of a decline in claims loss and other expenses and in the soft drink segment due primarily to higher selling prices. Also contributing to the overall increase in operating profit was the reversal of incentive accruals aggregating $10 million, partially offset by the $7.7 million increase in provision for doubtful accounts from affiliates and the $0.5 million increase in facilities relocation and corporate restructuring charges described above.


     Interest expense increased $5.1 million principally as a result of the July 1991 restructuring of indebtedness of RCAC and increased short-term borrowings of Graniteville Company ('Graniteville').


     Other income (expense), net, decreased $3.3 million to $6.5 million income in Fiscal 1992 from $9.8 million in Fiscal 1991. Other income (expense), net in Fiscal 1992 included gains of $4.6 million on repurchases of debentures for sinking funds and interest income of $3.5 million offset by provisions aggregating approximately $3.4 million with respect to certain shareholder and Arby's litigation. Other income (expense), net in Fiscal 1991 included gains of $3.5 million on repurchases of debentures for sinking funds, interest income of $6.8 million, credits aggregating approximately $2.9 million with respect to a reduction in previously accrued rent amounts and the allocation to affiliates of a portion of previously accrued settlement costs with respect to certain litigation, and proceeds aggregating $1.0 million from the realization of an investment in a former bottling subsidiary offset in part by a $4.9 million provision for a settlement of litigation relating to Graniteville's employee benefit plan.

     The effective income tax rates differ from the statutory rate due principally to losses of certain subsidiaries for which no income tax benefit was available and, in Fiscal 1991, a tax benefit for an employee benefit plan settlement, a significant portion of the cost of which had been previously accrued in the purchase accounting for Graniteville at which time no tax benefit was recognizable.

     The effect of minority interests increased to an expense of $0.5 million in Fiscal 1992 compared to a credit of $0.6 million in Fiscal 1991 due principally to improved results of CFC Holdings.

     Income from discontinued operations increased due to improved operating results of SEPSCO's utility and municipal services and refrigeration business segments.

LIQUIDITY AND CAPITAL RESOURCES


     Consolidated cash and cash equivalents amounted to $118.8 million as of December 31, 1993 representing an increase of $22.2 million during the eight months ended December 31, 1993. Such increase reflects (i) the $44.7 million of proceeds from issuances of long-term debt in excess of repayments and (ii) the $15.8 million excess of proceeds from the sales of assets ($45.1 million) over capital expenditures ($29.3 million) less (i) net cash used by operations of $27.4 million, (ii) payment of deferred financing costs of $4.7 million, (iii) cash dividends on redeemable preferred stock of $2.5 million and (iv) net cash of certain subsidiaries used during the period reported as a direct credit to accumulated deficit of $3.7 million. The $44.7 million of excess proceeds from the issuance of debt over debt repayments principally reflects the $51.5 million of excess proceeds, before expenses, of the issuance by RCAC (a wholly owned subsidiary of CFC Holdings, in turn a 94.6% owned subsidiary of Triarc and a wholly-owned subsidiary of the Company), of $275.0 million of 9 3/4% senior notes due 2000 (the '9 3/4% Senior Notes') less the $223.5 million of proceeds therefrom utilized to repay the RCAC senior secured step-up rate notes (the 'Step-Up Notes'). The sale of assets principally reflected the $43.0 million of proceeds available for continuing operations from the sale of SEPSCO's utility and municipal services business segment. The cash used by operations of $27.4 million reflects the net loss of $39.5 million less $12.1 million of adjustments to reconcile the net loss to cash and cash equivalents used in operating activities principally (i) non-cash charges for depreciation and amortization of $32.1 million, (ii) the $8.6 million loss from discontinued operations and (iii) $2.2 million of other items less $30.8 million from changes in operating assets and liabilities. The change in operating assets and liabilities principally reflects higher receivables of $14.7 million due to (i) increased reinsurance premiums, (ii) seasonally higher sales of liquefied petroleum gas, (iii) notes due from the sale of fast food restaurants and (iv) higher inventories of $13.8 million reflecting an increase of $12.3 million of textiles inventories and a regular seasonal buildup of $1.5 million in the liquefied petroleum gas segment. The increase in textiles inventories is principally due to sales of certain product lines below projections during Transition 1993. The Company is in the process of reducing such inventories to more normal levels.

     The 9 3/4% Senior Notes mature on August 1, 2000 and do not provide for any amortization of the principal amount thereof prior to such date. Interest at the rate of 9 3/4% per annum is payable semi-annually on February 1 and August 1 of each year. The 9 3/4% Senior Notes are secured by (i) all of the capital stock and substantially all of the personal property of Royal Crown and Arby's, and
(ii) a pledge by CFC Holdings of all of the capital stock of RCAC. RCAC's obligations with respect to the 9 3/4% Senior Notes are guaranteed by Royal Crown and Arby's.


     On September 24, 1993 RCAC entered into a three-year interest rate swap agreement (the 'Swap Agreement') in the amount of $137.5 million. Under the Swap Agreement, interest on $137.5 million is paid by RCAC at a floating rate based on the 180-day London Interbank Offered Rate ('LIBOR') (3.50% at December 31,
1993) and RCAC receives interest at a fixed rate of 4.72%. The LIBOR floating rate was set as of September 24, 1993 at 3.375% through February 1, 1994. Subsequent to February 1, 1994 the floating rate is retroactively reset at the end of each six-month calculation period through July 31, 1996 and on September 24, 1996. The transaction effectively changes RCAC's interest rate on $137.5 million of its debt from a fixed-rate to a floating-rate basis.

     As of December 31, 1993 RCAC had outstanding $6.5 million principal amount of the 16 7/8% Subordinated Debentures which are scheduled to be repaid in July 1994.


     Graniteville, a 51% owned subsidiary of Triarc and 100% owned by the Company and its subsidiary C.H. Patrick & Co., Inc. have $180.0 million senior secured credit facility (the 'Graniteville Credit Facility') with Graniteville's commercial lender. The Graniteville Credit Facility provides for senior secured revolving credit loans of up to $100.0 million (the 'Revolving Loan') and an $80.0 million senior secured term loan (the 'Term Loan') and expires in 1998. On March 10, 1994 the Company amended the Graniteville Credit Facility to provide for an increase in the maximum Revolving Loan to $107.0 million through September 1, 1994. Borrowings under the Revolving Loan bear interest, at current borrowing levels, at either the prime rate plus 1.25% per annum or the 90-day LIBOR plus 3.00% per annum, at Graniteville's option. As of December 31, 1993 the Revolving Loan bore interest at a weighted average rate of 7.15%. The Term Loan is repayable $11.5 million during calendar 1994 and $12.0 million per year from 1995 through 1997, with a final payment of $25.0 million due in April 1998, subject to mandatory prepayments of 50% of Excess Cash Flow, as defined. The Term Loan bears interest, based on current borrowing levels, at the prime rate plus 1.75% per annum or the 90-day LIBOR plus 3.5% per annum. As of December 31, 1993 the Term Loan bore interest at a weighted average rate of 7.39%. LIBOR based borrowings are limited to approximately one-half of the aggregate outstanding borrowings under the Graniteville Credit Facility. The borrowing base for the Revolving Loan is the sum of 85% to 90% of eligible accounts receivable, as defined, plus 65% of eligible inventory, as defined, provided that advances against eligible inventory shall not exceed $35.0 million at any time ($42.0 million through September 1, 1994). At December 31, 1993 Graniteville had $10.7 million of unused availability under the Revolving Loan. The Graniteville Credit Facility is secured by all of the assets of Graniteville and all obligations under the Graniteville Credit Facility are unconditionally guaranteed by Triarc. As collateral for such guarantee, Triarc pledged (i) 51% of the issued and outstanding stock of Graniteville (subject to an existing pledge on such stock held by SEPSCO securing its note receivable from Triarc), and (ii) the issued and outstanding common stock of SEPSCO owned by Triarc prior to the SEPSCO Merger subsequently discussed.



     Consolidated capital expenditures, inclusive of capitalized leases but excluding the discontinued operations of SEPSCO, amounted to $34.0 million for Transition 1993. The Company expects that capital expenditures during calendar 1994 will approximate $71.7 million. The anticipated 1994 expenditures reflect increased levels of expenditures principally (i) in the fast food segment in furtherance of its business strategies, principally for construction of new restaurants, remodeling other older restauraunts (including the replacement of equipment) and (ii) in the textile segment due to the completion of a dyeing facility and open-end spinning equipment. The Company anticipates it will meet a substantial portion of its capital expenditures through existing arrangements rather than cash expenditures. At December 31, 1993 commitments for capital expenditures aggregated approximately $23.4 million. Further, the pursuit of potential acquisitions as part of the Company's growth strategy may also contribute to its cash requirements.

     In the fourth quarter of Fiscal 1993 the Company recorded a charge of $43.0 million for facilities relocation and corporate restructuring costs in connection with the Change in Control. As of December 31, 1993 the remaining accrual for such costs was $30.4 million. Triarc expects cash requirements for such accruals of $15.8 million for calendar 1994. Such payments are included as a component of cash flows from operations previously discussed.


     The Federal income tax returns of Triarc and its subsidiaries have been examined by the Internal Revenue Service ('IRS') for the tax years 1985 through 1988. The Company has resolved all but two issues related to such audit and in connection therewith expects to pay between $7.0 and $8.0 million in the second quarter of 1994, which amount has been fully reserved. The Company intends to contest the two open issues at the Appellate Division of the IRS. The IRS has recently commenced the examination of the Company's Federal income tax returns for the tax years from 1989 to 1992. The amount and timing of any payments required as a result of such examinations cannot presently be determined. However, Triarc believes that adequate aggregate provisions have been made in the current and prior years for any tax liabilities, including interest, that may result from all such examinations.


    The Company anticipates meeting its consolidated cash requirements for 1994 for debt repayments (see above and subsequent discussion), capital expenditures, acquisitions, dividend payments aggregating approximately $5.8 million annually on Triarc's redeemable preferred stock and any payments required as a result of the examination of the Company's Federal income tax returns through existing cash balances, future proceeds from the sale of remaining noncore businesses
(see subsequent discussion) and cash flows from operations (see prior discussion). The ability of the Company to meet its long-term cash requirements is dependent upon its ability to obtain and sustain sufficient cash flows from operations supplemented as necessary by potential financings to the extent obtainable.


     The ability of each of Triarc, RCAC, Graniteville, National Propane and SEPSCO to meet its respective short-term cash requirements is discussed below.

TRIARC

     Triarc is a holding company whose ability to meet its cash requirements is primarily dependent upon cash flows from its subsidiaries, including repayments by subsidiaries of outstanding loans from Triarc, loans to Triarc by subsidiaries, and reimbursement by subsidiaries to Triarc in connection with the providing of certain management services and payments under certain tax sharing agreements with certain subsidiaries.


     Triarc's principal subsidiaries are subject to certain limitations on their ability to pay dividends and/or make loans or advances to Triarc. The ability of any of Triarc's subsidiaries to pay cash dividends and/or make loans or advances to Triarc is also dependent upon the respective abilities of such entities to achieve sufficient cash flows after satisfying their respective cash requirements, including debt service, to enable the payment of such dividends or the making of such loans or advances. Under the terms of the indenture relating to the 9 3/4% Senior Notes, RCAC is only permitted to pay cash dividends on its common stock or make loans or advances to its parent, CFC Holdings, or to Triarc, to the extent the aggregate amount of such payments declared or made after August 12, 1993 shall not exceed (a) the sum of (i) 50% of the cumulative net income of RCAC after July 1, 1993, (ii) the aggregate net cash proceeds received by RCAC from the issuance or sale of its capital stock or from equity contributions, and (iii) $1.0 million (b) less 100% of the cumulative net loss of RCAC after July 1, 1993. In accordance with such limitation, as of December 31, 1993 RCAC could not pay any dividends, or make any loans or advances to CFC Holdings. CFC Holdings is not presently subject to any agreement which limits its ability to pay cash dividends or make loans or advances, although by reason of the restrictions to which RCAC is subject, the ability of CFC Holdings in the near term to obtain funds from its subsidiaries to do so is extremely limited.



     Under the Graniteville Credit Facility, Graniteville is permitted to pay dividends or make loans or advances to its stockholders, including Triarc, in an amount equal to 50% of the net income of Graniteville accumulated from the beginning of the first fiscal year commencing on or after December 20, 1994, provided that the outstanding principal balance of Graniteville's term loan is less than $50.0 million at the time of the payments (the outstanding principal balance was $72.5 million as of December

31, 1993), and certain other conditions are met. Accordingly, Graniteville is unable to pay any dividends or make any loans or advances to Triarc prior to December 31, 1995.


     Under the indenture relating to National Propane's 13 1/8% senior subordinated debentures due March 1, 1999 (the '13 1/8% Debentures') National Propane was permitted as of December 31, 1993 to pay cash dividends of $16.9 million. However, it is unlikely National Propane's cash flows (see subsequent discussion) will permit any cash dividends in the immediate future and, as a result, Triarc currently anticipates that any dividends declared by National Propane to Triarc as the holder of all of its outstanding common stock would be used to offset indebtedness and interest accrued thereon owed by Triarc to National Propane. Under the indenture relating to the 11 7/8% senior subordinated debentures due February 1, 1998 (the '11 7/8% Debentures'), SEPSCO was unable to pay any cash dividends to Triarc as of December 31, 1993. National Propane and SEPSCO are not parties to any agreements restricting or limiting the amount of loans or advances which they may make to Triarc.



     As of December 31, 1993, Triarc had outstanding external indebtedness consisting of a $34.2 million note issued in connection with the commutation of certain insurance obligations. In addition, Triarc owed subsidiaries an aggregate principal amount of $211.0 million, consisting of notes in the principal amounts of $44.3 million and $69.0 million owed to CFC Holdings and Graniteville, respectively (which bear interest at 9.5% per annum), and balances of $71.2 million of advances owed to National Propane (which bear interest at 16.5% per annum) and $26.5 million remaining on a note payable to SEPSCO (which bears interest at 13% per annum and is secured by the common shares of Graniteville owned by Triarc).



     In August 1993 NVF, a corporation which was affiliated with the Company until the Change in Control, became a debtor in a case filed by its creditors under Chapter 11 of the Federal Bankruptcy Code (the 'NVF Proceedings'). In November 1993, the Company received correspondence from NVF's bankruptcy counsel claiming that the Company and certain of its subsidiaries owed an aggregate of $2.3 million to NVF relating to (i) certain claims with respect to insurance of certain of NVF's properties by Chesapeake Insurance Company Limited ('Chesapeake Insurance'), (ii) certain insurance premiums owed by the Company to IRM, a subsidiary of NVF, and (iii) certain liabilities of IRM that NVF has alleged the Company to be 25% responsible for. Triarc intends to vigorously contest such claims. Nevertheless, Triarc has accrued $2.3 million with respect to claims that might be made by NVF. Triarc believes that the outcome of the NVF Proceedings, after considering the amounts provided, will not have a material adverse effect on the Company's consolidated financial position or results of operations.



     In February 1994, the official committee of unsecured creditors of APL (the 'APL Committee') filed a complaint (the 'APL Complaint') against certain former affiliates, Triarc and certain companies formerly or presently affiliated with Victor Posner or with Triarc, alleging causes of action arising from various transactions allegedly caused by the named former affiliates in breach of their fiduciary duties to APL and resulting in corporate waste, fraudulent transfers and preferences. In the APL Complaint, the APL Committee asserts claims against Triarc for (a) aiding and abetting breach of fiduciary duty, (b) equitable subordination of claims which Triarc may have against APL, (c) declaratory relief as to whether APL has any liability to Triarc, and (d) recovery of fraudulent transfers allegedly made by APL to Triarc prior to commencement of APL's bancruptcy proceeding. The APL Complaint seeks an undetermined amount of damages from Triarc, as well as the other relief identified in the preceding sentence. Based upon the results of Triarc's investigation of these matters to date, Triarc does not believe that the outcome of the APL Complaint will have a material adverse effect on the Company's consolidated financial position or results of operations.



     Triarc expects its significant cash requirements for calendar 1994 will include minimum required cash interest payments totaling approximately $8.0 million, consisting of $3.2 million of the note payable by third parties and $4.8 million on its notes payable to SEPSCO and Graniteville, dividend payments aggregating approximately $5.8 million on its redeemable preferred stock and general corporate expenses including cash requirements for its facilities relocation and corporate restructuring accruals of $15.8 million. Triarc believes that its expected sources of cash, including existing cash balances, reimbursement of general corporate expenses from subsidiaries in connection with management services agreements, net payment received under tax sharing agreements with certain subsidiaries and proceeds, if any, from the sale of certain subsidiary operations held for sale will be sufficient to enable it to meet its short-term cash needs.

RCAC AND GRANITEVILLE

     Triarc expects that funds generated from operations of RCAC and Graniteville, plus existing cash balances remaining from the refinancing completed in April 1993 and the issuance of the 9 3/4% Senior Notes in the case of RCAC and borrowings under the Graniteville Credit Facility in the case of Graniteville will be sufficient to enable those subsidiaries to meet their respective short-term cash requirements.

NATIONAL PROPANE

     The $56.0 million outstanding principal amount of the 13 1/8% Debentures at December 31, 1993 requires semiannual interest payments by National Propane on March 1 and September 1 of each year and also requires annual sinking fund payments of $7.0 million on March 1 of each year. A final payment of principal on the 13 1/8% Debentures of $21.0 million is due March 1, 1999.


     The Company anticipates National Propane's cash requirements, excluding cash flows from operations, for calendar 1994 will approximate $10.7 million. Such amount consists of the $7.0 million general sinking fund payment, capital expenditures of $2.6 million and an acquisition of a business in January 1994 of $1.1 million. On March 1, 1994 National Propane utilized $7.1 million of existing cash ($6.0 million as of December 31, 1993) together with $3.7 million obtained from Triarc to make its sinking fund and interest payment on the
13 1/8% Debentures aggregating $10.7 million. In addition, the Company anticipates National Propane's cash flows from operations will be reduced by $3.4 million of payments related to the previously accrued facilities relocation and corporate restructuring charges. National Propane believes its cash flows from operations for calendar 1994, together with existing cash, should be adequate to meet its cash requirements noted above. However, should such cash flows not be adequate, Triarc may be required to supplement them with increased cash payments of accrued interest and/or principal on National Propane's advances to Triarc ($71.2 million as of December 31, 1993) to the extent Triarc has cash available for payment or through restructuring of debt by National Propane.


SEPSCO

     SEPSCO is required to pay interest on the 11 7/8% Debentures semi-annually on February 1 and August 1 of each year. SEPSCO is also required to retire annually through the operation of a mandatory sinking fund $9.0 million principal amount of the 11 7/8% Debentures. SEPSCO satisfied its semi-annual interest payment and the mandatory sinking fund requirement due February 1, 1994 through cash received from the sale of the tree maintenance services operations.


     The indenture relating to the 11 7/8% Debentures contains a provision which limits to $100.0 million the aggregate amount of specified kinds of indebtedness that SEPSCO and its consolidated subsidiaries can incur. Effective as of December 31, 1993, such indebtedness was $63.0 million, resulting in additional allowable indebtedness of $37.0 million.


     SEPSCO anticipates its cash requirements for calendar 1994 will include $3.9 million of capital expenditures to provide for business expansion in the natural gas and oil and LP gas segments as well as $9.0 million of sinking fund payments on the 11 7/8% Debentures (paid on February 1, 1994 as noted above). SEPSCO should be able to meet such requirements during 1994 with cash and marketable securities of $33.6 million.

DISCONTINUED OPERATIONS

     On July 22, 1993, SEPSCO's Board of Directors authorized the sale or liquidation of SEPSCO's utility and municipal services, and refrigeration businesses. On July 22, 1993 SEPSCO's Board of Directors also authorized the sale or liquidaiton of its natural gas and oil businesses. However on December 9, 1993 SEPSCO's Board of Directors decided to sell the natural gas and oil businesses to Triarc following the merger of SEPSCO into a subsidiary of Triarc (the 'SEPSCO Merger') and the resulting elimination of the minority interest in SEPSCO (see further discussion under 'Contingencies' below) rather than selling such businesses to an independent third party.



     On October 15, 1993 SEPSCO sold the assets of its tree maintenance services operations previously included in its utility and municipal services business segment for $69.6 million in cash plus the assumption by the purchaser of up to $5.0 million in current liabilities resulting in a loss of $4.8 million. On October 7, 1993 SEPSCO sold the stock of its two construction related operations previously included in its utility and municipal services business segment for a nominal amount subject to adjustments described below. As the related assets are sold or liquidated the purchasers have agreed to pay, as deferred purchase price, 75% of the net proceeds received therefrom (cash of $1.8 million had been received as of December 31, 1993) plus, in the case of one of the entities, an amount equal to 1.25 times the adjusted book value of such entity as of October 5, 1995 (the 'Book Value Adjustment'). As of October 7, 1993, the adjusted book value of the assets of that entity aggregated approximately $1.6 million. In addition, the Company paid an aggregate $2.0 million in October and November 1993 to cover the buyer's short-term operating losses and working capital requirements for the construction related operations. The Company currently expects to break even on the sales of the construction related operations excluding any consideration of the potential Book Value Adjustment.



     On April 8, 1994 SEPSCO sold substantially all of the operating assets of the ice operations of its refrigeration business segment for $5.0 million in cash, an approximate $4.3 million note (discounted value $3.3 million) and the assumption by the buyer of certain current liabilities which as of December 31, 1993 approximated $1.0 million. The note, which bears no interest during the first year and 5% thereafter, would be payable in installments of $0.12 million in 1995 through 1998 with the balance of approximately $3.8 million due in 1999. The only remaining discontinued operation is the cold storage operation of SEPSCO's refrigeration business. The precise timetable for the sale and liquidation of the cold storage operation will depend upon SEPSCO's ability to identify appropriate potential purchasers and to negotiate acceptable terms for the sale of such operation. SEPSCO currently anticipates completion of such sale by July 22, 1994.


CONTINGENCIES


     In December 1990, a purported shareholder derivative suit (the 'SEPSCO Litigation') was brought against SEPSCO's directors at that time and certain corporations, including Triarc, in the United States District Court for the Southern District of Florida (the 'District Court'). On October 18, 1993, Triarc entered into a settlement agreement (the 'SEPSCO Settlement') with the plaintiff (the 'Plaintiff') in the SEPSCO Litigation. The SEPSCO Settlement provided, among other things, that SEPSCO would be merged into, or otherwise acquired by, Triarc or an affiliate thereof, in a transaction in which each holder of shares of SEPSCO's common stock (the 'SEPSCO Common Stock') other than the Company will receive in exchange for each share of SEPSCO Common Stock 0.8 shares of Triarc's Class A Common Stock. On November 22, 1993 Triarc and SEPSCO entered into a merger agreement (the 'SEPSCO Merger'). The SEPSCO Settlement was approved by the District Court on January 11, 1994 and the SEPSCO Merger was approved on April 14, 1994 by SEPSCO's stockholders other than the Company. The Merger was consummated on April 14, 1994 pursuant to which a subsidiary of Triarc was merged into SEPSCO in the manner described in the SEPSCO Settlement. Following the SEPSCO Merger, the Company owns 100% of the SEPSCO Common Stock.



     In September 1989 the Pennsylvania Insurance Commissioner as rehabilitator of Mutual Fire, Marine and Inland Insurance Company ('Mutual Fire') commenced an action in the Commonwealth Court of Pennsylvania against Chesapeake Insurance, wholly-owned subsidiary of CFC Holdings. Such action, among other things, sought recovery of $4.0 million allegedly owed by Chesapeake Insurance in connection with certain reinsurance arrangements, specific performance by Chesapeake Insurance of its alleged obligations under certain reinsurance arrangements by requiring Chesapeake Insurance to provide a letter of credit in an amount in excess of $12.0 million to secure certain alleged outstanding losses, and compensatory and punitive damages in an amount in excess of $40.0 million arising out of alleged bad faith in connection with such reinsurance arrangements. In March 1994 Chesapeake Insurance paid Mutual Fire $12.0 million in full settlement of all such claims.

     Chesapeake Insurance is registered under the Bermuda Insurance Act of 1978 and related regulations which require compliance with various provisions regarding the maintenance of statutory capital and liquidity. Chesapeake Insurance was not in compliance with the required solvency ratio as of December 31, 1993. However, since the Company no longer plans to write insurance or reinsurance through Chesapeake Insurance, the non-compliance with the solvency test will have no effect on the Company.


     In March 1994 and effective December 31, 1993, Chesapeake Insurance entered into an agreement with National Union Fire Insurance Company of Pittsburgh, PA. ('National Union'), an affiliate of AIG Risk Management, Inc. ('AIG'), for the commutation (the 'Commutation') of all of the portion of the insurance previously underwritten by AIG for the years 1977 to 1993, on behalf of the Company and former affiliated companies which had been reinsured by Chesapeake Insurance (representing approximately $63.5 million of the Company's insurance loss reserves). In connection with the Commutation, the Company paid an aggregate consideration of $63.5 million, consisting of $29.3 million of restricted cash and short-term investments of insurance operations, and a promissory note of Triarc payable to National Union in the principal amount of $34.2 million. Following the Commutation Chesapeake Insurance had total assets of $32.1 million and total liabilities of $29.3 million. The $32.1 million principally consists of liquid assets and principally are cash, insurance premiums receivable from affiliates and third parties, a $3.3 million note receivable from an affiliate which matures in 1997 and funds held. Chesapeake Insurance expects to be able to meet its cash requirements to liquidate its remaining claims reserves with its cash balances and other assets.



     In 1987 Graniteville was notified by the South Carolina Department of Health and Environment Control ('DHEC') that it discovered certain contamination of Langley Pond near Graniteville, South Carolina and DHEC asserted that Graniteville may be one of the parties responsible for such contamination. Graniteville entered into a consent decree providing for the study and investigation of the alleged pollution and its sources. The study report prepared by Graniteville's environmental consulting firm and filed with DHEC in April 1990, recommended that pond sediments be left undisturbed and in place. DHEC responded by requesting that Graniteville submit additional information concerning potential passive and active remedial alternatives, with accompanying supportive information. In May 1991 Graniteville provided this information to DHEC in a report of Graniteville's environmental consulting firm. The 1990 and 1991 reports concluded that pond sediments should be left undisturbed and in place and that other less passive remediation alternatives either provided no significant additional benefits or themselves involved adverse effects on human health, to existing recreational uses or to the existing biological communities. The Company is unable to predict at this time what further actions, if any, may be required in connection with Langley Pond or what the cost thereof may be. However, given the passage of time since the submission of the two reports by Graniteville's environmental consulting firm without any objection or adverse comment on such reports by DHEC and the absence of desirable remediation alternatives, other than continuing to leave the Langley Pond sediments in place and undisturbed as described in the reports, Triarc believes the ultimate outcome of this matter will not have a material adverse effect on the Company's consolidated financial position or results of operations.


     As a result of certain environmental audits in 1991, SEPSCO became aware of possible contamination by hydrocarbons and metals at certain sites of SEPSCO's ice and cold storage operations of the refrigeration business and has filed appropriate notifications with state environmental authorities and has begun a study of remediation at such sites. SEPSCO has removed certain underground storage and other tanks at certain facilities of its refrigeration operations and has engaged in certain remediation in connection therewith. Such removal and environmental remediation involved a variety of remediation actions at various facilities of SEPSCO located in a number of jurisdictions. Such remediation varied from site to site, ranging from testing of soil and groundwater for contamination, development of remediation plans and removal in certain instances of certain contaminated soils. Remediation has recently been completed or is ongoing at five sites. In addition remediation will be required at thirteen sites which were sold or leased to the purchaser of the ice operations discussed above and such remediation will be made in conjunction with such purchaser. Based on preliminary information and consultations with, and certain reports of, environmental consultants and others, SEPSCO presently estimates SEPSCO's cost of such remediation and/or removal will approximate $3.7 million, all of which was provided for in prior years. In connection therewith, SEPSCO has incurred actual costs through December 31, 1993 of $1.2 million and has a remaining accrual of $2.5 million. The Company believes that after such accrual the ultimate outcome of this matter will not have a material adverse effect on the Company's consolidated financial position or results of operations.


INFLATION AND CHANGING PRICES

     Management believes that inflation did not have a significant effect on gross margins during the three years ended April 30, 1993 and the eight-month period ended December 31, 1993, since inflation rates generally remained at relatively low levels. Historically, the Company has been successful in dealing with the impact of inflation to varying degrees within the limitations of the competitive environment of each segment of its business.

PENDING ACCOUNTING PRONOUNCEMENTS

     In November 1992, the FASB issued SFAS No. 112, 'Employers' Accounting for Postemployment Benefits' ('SFAS 112') which requires the accrual of certain postemployment benefits under certain circumstances. The Company's accounting is currently in accordance with SFAS 112 either because the Company does not provide certain of such services contemplated, provides for certain of such services but at no cost to the Company or does not meet the requirements for accrual and such amounts are immaterial.

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA.

                         INDEX TO FINANCIAL STATEMENTS

                                                                                                              PAGE
                                                                                                              ----
Report of Independent Certified Public Accountants.........................................................    47
Consolidated Balance Sheets as of April 30, 1992 and 1993 and December 31, 1993............................    48
Consolidated Statements of Operations for the Years Ended April 30, 1991, 1992 and 1993 and the Eight
  Months Ended December 31, 1993...........................................................................    49
Consolidated Statements of Additional Capital For the Years Ended April 30, 1991, 1992 and 1993 and the
  Eight Months Ended December 31, 1993.....................................................................    50
Consolidated Statements of Cash Flows for the Years Ended April 30, 1991, 1992 and 1993 and the Eight
  Months Ended December 31, 1993...........................................................................    51
Notes to Consolidated Financial Statements.................................................................    53

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Stockholders,
  TRIARC COMPANIES, INC.:

     We have audited the accompanying consolidated balance sheets of Triarc Companies, Inc. (an Ohio corporation, formerly DWG Corporation) and subsidiaries as of April 30, 1992 and 1993 and December 31, 1993, and the related consolidated statements of operations, additional capital and cash flows for each of the three years in the period ended April 30, 1993 and for the eight months ended December 31, 1993. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Triarc Companies, Inc. and subsidiaries as of April 30, 1992 and 1993 and December 31, 1993 and the results of their operations and their cash flows for each of the three years in the period ended April 30, 1993 and for the eight months ended December 31, 1993 in conformity with generally accepted accounting principles.

     As discussed in Note 21 to the consolidated financial statements, effective May 1, 1992, the Company changed its method of accounting for income taxes and postretirement benefits other than pensions.

                                          ARTHUR ANDERSEN & CO.

Miami, Florida,
  April 14, 1994.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                                  APRIL 30,
                                                                             --------------------    DECEMBER 31,
                                                                               1992        1993          1993
                                                                             --------    --------    ------------
                                                                                        (IN THOUSANDS)
                                  ASSETS
Current assets:
     Cash and cash equivalents ($ -- , $86,982,000 and $98,971,000).......   $ 20,514    $ 96,635      $118,801
     Restricted cash and cash equivalents (Note 5)........................      8,200       5,589         8,029
     Marketable securities (Note 6).......................................      --          --           11,138
     Receivables, net (Note 7)............................................     75,030     116,257       124,319
     Inventories (Note 8).................................................    136,662      98,270       108,206
     Deferred income tax benefit (Note 14)................................      --         21,365         9,621
     Net current assets of discontinued operations (Note 4)...............     10,474       6,823           841
     Prepaid expenses and other current assets............................      8,340      14,407        12,542
                                                                             --------    --------    ------------
          Total current assets............................................    259,220     359,346       393,497
Restricted cash and short-term investments of insurance operations (Notes
  5 and 13)...............................................................     26,457      18,271        --
Properties, net (Note 9)..................................................    256,180     237,853       261,996
Unamortized costs in excess of net assets of acquired companies (Note
  10).....................................................................    184,909     186,572       182,925
Net non-current assets of discontinued operations (Note 4)................     56,225      60,086        15,223
Deferred costs and other assets (Note 11).................................     38,179      48,534        43,605
                                                                             --------    --------    ------------
                                                                             $821,170    $910,662      $897,246
                                                                             --------    --------    ------------
                                                                             --------    --------    ------------
              LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities:
     Current portion of long-term debt (Note 15)..........................   $109,849    $ 43,100      $ 40,280
     Short-term debt......................................................     19,464       --           --
     Accounts payable (Notes 13 and 22)...................................    100,479      71,729        61,194
     Accrued expenses (Note 12)...........................................     62,000     111,011       139,503
                                                                             --------    --------    ------------
          Total current liabilities.......................................    291,792     225,840       240,977
Long-term debt (Note 15)..................................................    289,758     488,654       575,161
Insurance loss reserves (Note 13).........................................     84,222      76,763        13,511
Deferred income taxes (Note 14)...........................................     12,541      35,991        32,038
Deposits and other liabilities............................................     15,165      17,157        12,565
Commitments and contingencies (Notes 13, 14, 23 and 24)
Minority interests........................................................     41,210      29,850        27,181
Redeemable preferred stock, $12 stated value; authorized 6,000,000 shares at April 30 and December 31, 1993, issued 5,982,866 shares; aggregate
  liquidation preference and redemption amount $71,794,000 (Note 17)......      --         71,794        71,794
Stockholders' equity (deficit) (Note 18):
     Cumulative convertible preferred stock, $1 par value.................         31       --           --
     Class A common stock, $.10 par value; authorized 40,000,000 shares at
       April 30, 1992 and 75,000,000 shares at April 30 and December 31,
       1993, issued 27,006,336, 27,983,805 and 27,983,805 shares..........      2,701       2,798         2,798
     Class B common stock, $.10 par value; authorized 12,000,000 shares at
       April 30 and December 31, 1993, none issued........................      --          --           --
     Additional paid-in capital...........................................     37,968      49,375        50,654
     Retained earnings (accumulated deficit)..............................     53,920      (6,067)      (46,987)
     Less class A common stock held in treasury at cost; 1,117,274,
       6,832,145 and 6,660,645 shares.....................................     (8,315)    (77,085)      (75,150)
     Other................................................................        177      (4,408)       (7,296)
                                                                             --------    --------    ------------
          Total stockholders' equity (deficit)............................     86,482     (35,387)      (75,981)
                                                                             --------    --------    ------------
                                                                             $821,170    $910,662      $897,246
                                                                             --------    --------    ------------
                                                                             --------    --------    ------------

          See accompanying notes to consolidated financial statements.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                                     EIGHT MONTHS
                                                                    YEAR ENDED APRIL 30,                ENDED
                                                           --------------------------------------    DECEMBER 31,
                                                              1991          1992          1993           1993
                                                           ----------    ----------    ----------    ------------
                                                                  (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Revenues:
     Net sales..........................................   $  977,145    $1,029,613    $1,011,015     $  668,773
     Royalties, franchise fees and other revenues.......       50,017        45,090        47,259         34,768
                                                           ----------    ----------    ----------    ------------
                                                            1,027,162     1,074,703     1,058,274        703,541
                                                           ----------    ----------    ----------    ------------
Costs and expenses:
     Cost of sales......................................      762,260       793,331       762,373        496,601
     Advertising, selling and distribution (Note 25)....       66,030        67,505        72,891         75,006
     General and administrative (Note 25)...............      153,824       125,311       135,193        101,965
     Facilities relocation and corporate restructuring
       (Note 25)........................................        3,785         4,318        43,000        --
     Provision for doubtful accounts from affiliates
       (Notes 22 and 25)................................       17,959        25,686        10,358        --
                                                           ----------    ----------    ----------    ------------
                                                            1,003,858     1,016,151     1,023,815        673,572
                                                           ----------    ----------    ----------    ------------
       Operating profit.................................       23,304        58,552        34,459         29,969
Interest expense (Note 25)..............................      (66,761)      (71,832)      (72,830)       (44,847)
Other income (expense), net (Notes 20, 22 and 24).......        9,776         6,542          (920)        (7,991)
                                                           ----------    ----------    ----------    ------------
       Loss from continuing operations before income
          taxes and minority interests..................      (33,681)       (6,738)      (39,291)       (22,869)
Benefit from (provision for) income taxes (Note 14).....       15,554        (2,956)       (8,608)        (7,793)
                                                           ----------    ----------    ----------    ------------
                                                              (18,127)       (9,694)      (47,899)       (30,662)
Minority interests in net loss (income).................          626          (513)        3,350            223
                                                           ----------    ----------    ----------    ------------
     Loss from continuing operations....................      (17,501)      (10,207)      (44,549)       (30,439)
Income (loss) from discontinued operations, net of
  income taxes and minority interests (Note 4)..........          (55)        2,705        (2,430)        (8,591)
                                                           ----------    ----------    ----------    ------------
     Loss before extraordinary items and cumulative
       effect of changes in accounting principles.......      (17,556)       (7,502)      (46,979)       (39,030)
Extraordinary items (Note 16)...........................          703        --            (6,611)          (448)
Cumulative effect of changes in accounting principles,
  net (Note 21).........................................       --            --            (6,388)       --
                                                           ----------    ----------    ----------    ------------
     Net loss...........................................      (16,853)       (7,502)      (59,978)       (39,478)
Preferred stock dividend requirements (Notes 17 and
  18)...................................................          (11)          (11)         (121)        (3,889)
                                                           ----------    ----------    ----------    ------------
     Net loss applicable to common stockholders.........   $  (16,864)   $   (7,513)   $  (60,099)    $  (43,367)
                                                           ----------    ----------    ----------    ------------
                                                           ----------    ----------    ----------    ------------
Loss per share (Note 1):
     Continuing operations..............................   $     (.68)   $     (.39)   $    (1.73)    $    (1.62)
     Discontinued operations............................       --               .10          (.09)          (.40)
     Extraordinary items................................          .03        --              (.26)          (.02)
     Cumulative effect of changes in accounting
       principles.......................................       --            --              (.25)       --
                                                           ----------    ----------    ----------    ------------
          Net loss......................................   $     (.65)   $     (.29)   $    (2.33)    $    (2.04)
                                                           ----------    ----------    ----------    ------------
                                                           ----------    ----------    ----------    ------------

          See accompanying notes to consolidated financial statements.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF ADDITIONAL CAPITAL

                                                                                                     EIGHT MONTHS
                                                                       YEAR ENDED APRIL 30,             ENDED
                                                                 --------------------------------    DECEMBER 31,
                                                                   1991        1992        1993          1993
                                                                 --------    --------    --------    ------------
                                                                                  (IN THOUSANDS)
Additional paid-in capital:
     Balance at beginning of period...........................   $ 37,880    $ 37,890    $ 37,968      $ 49,375
     Common stock issued:
          Excess of proceeds over par value from issuance of
            833,332 common shares in connection with the
            Change in Control (Note 3)........................      --          --          9,567        --
          Excess of fair value of 268,000 and 171,500 shares
            issued as restricted stock from treasury shares
            held over average cost of treasury shares (Note
            18)...............................................      --          --          1,800         2,048
          Conversion of preferred stock (Note 18).............      --          --             15        --
          Conversion of debentures (Note 18)..................         10          78          38        --
     Excess of fair value of common stock over the option
       price for stock options granted (Note 18)..............      --          --          --              231
     Costs related to common shares to be issued (Note 24)....      --          --          --           (1,000)
     Redemption of preferred stock............................      --          --            (13)       --
                                                                 --------    --------    --------    ------------
     Balance at end of period.................................   $ 37,890    $ 37,968    $ 49,375      $ 50,654
                                                                 --------    --------    --------    ------------
                                                                 --------    --------    --------    ------------
Retained earnings (accumulated deficit):
     Balance at beginning of period...........................   $ 78,297    $ 61,433    $ 53,920      $ (6,067)
     Net income of certain subsidiaries to conform reporting
       periods of such subsidiaries to that of Triarc
       Companies, Inc. for consolidation purposes (Note 2)....      --          --          --            1,115
     Net loss.................................................    (16,853)     (7,502)    (59,978)      (39,478)
     Dividends on preferred stock.............................        (11)        (11)         (9)       (2,557)
                                                                 --------    --------    --------    ------------
     Balance at end of period.................................   $ 61,433    $ 53,920    $ (6,067)     $(46,987)
                                                                 --------    --------    --------    ------------
                                                                 --------    --------    --------    ------------
Treasury stock:
     Balance at beginning of period...........................   $ (8,315)   $ (8,315)   $ (8,315)     $(77,085)
     Treasury stock acquired in exchange for redeemable
       preferred stock (Note 17)..............................      --          --        (71,794)       --
     Grant of restricted shares from treasury stock (Note
       18)....................................................      --          --          3,024         1,935
                                                                 --------    --------    --------    ------------
     Balance at end of period.................................   $ (8,315)   $ (8,315)   $(77,085)     $(75,150)
                                                                 --------    --------    --------    ------------
                                                                 --------    --------    --------    ------------
Other (Note 18):
     Balance at beginning of period...........................   $ (1,538)   $ (1,207)   $    177      $ (4,408)
     Unearned compensation resulting from grant of restricted
       shares, net of accumulated amortization (Note 18)......      --          --         (4,824)       (2,480)
     Net unrealized gains (losses) on marketable securities of
       insurance operations, net of minority interests........        331       1,384         239          (408)
                                                                 --------    --------    --------    ------------
     Balance at end of period.................................   $ (1,207)   $    177    $ (4,408)     $ (7,296)
                                                                 --------    --------    --------    ------------
                                                                 --------    --------    --------    ------------

          See accompanying notes to consolidated financial statements.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                               EIGHT MONTHS
                                                 YEAR ENDED APRIL 30,             ENDED
                                           --------------------------------    DECEMBER 31,
                                             1991        1992        1993          1993
                                           --------    --------    --------    ------------
                                                            (IN THOUSANDS)
Cash flows from operating activities:
     Net loss...........................   $(16,853)   $ (7,502)   $(59,978)     $(39,478)
     Adjustments to reconcile net loss
      to net cash and cash equivalents
      provided by (used in) operating
      activities:
          Depreciation and amortization
            of properties...............     28,861      31,224      31,196        20,961
          Amortization of costs in
            excess of net assets of
            acquired companies..........      5,023       5,314       6,785         4,023
          Amortization of deferred debt
            discount, deferred financing
            costs and unearned
            compensation................      5,287       6,536       6,396         7,113
          Write-off of deferred
            financing costs, net of
            redemption discount.........      --          --          3,741           689
          Provision for doubtful
            accounts (including amounts
            due from former
            affiliates).................     22,274      28,740      14,141         1,659
          Provision for facilities
            relocation and corporate
            restructuring...............      3,785       4,318      43,000        --
          Loss (gain) on sales of
            assets, net.................      1,915        (388)     (2,974)       (1,006)
          Gain on purchase of debentures
            for sinking fund............     (3,510)     (4,650)       (117)       --
          Deferred income tax benefit...     (8,466)     (2,291)     (4,867)       (1,831)
          Minority interests, net of
            dividends paid..............       (356)        501      (3,607)         (223)
          Loss (income) from
            discontinued operations.....         55      (2,705)      2,430         8,591
          Cumulative effect of changes
            in accounting principles....      --          --          6,388        --
          Other, net....................     (7,852)      1,544       5,209         2,889
          Changes in operating assets
            and liabilities:
               Decrease (increase) in
                 restricted cash and
                 cash equivalents.......        172      (2,715)      2,611        (2,439)
               Decrease (increase) in
                 restricted cash and
                 short-term investments
                 of insurance
                 operations.............      7,131      (3,198)      8,186        (5,774)
               Decrease (increase) in
                 receivables............     21,462      (5,103)      1,143       (14,707)
               Decrease (increase) in
                 inventories............     (5,183)    (13,330)     12,862       (13,839)
               Decrease (increase) in
                 prepaid expenses and
                 other current assets...     (5,761)     13,002      (7,425)       (8,020)
               Increase (decrease) in
                 accounts payable and
                 accrued expenses.......      2,156         867     (21,254)       15,870
               Increase (decrease) in
                 insurance loss
                 reserves...............      1,672      (2,236)     (7,459)       (1,921)
                    Net cash and cash
                      equivalents
                      provided by (used
                      in) operating
                      activities........     51,812      47,928      36,407       (27,443)
                                           --------    --------    --------    ------------
Cash flows from investing activities:
     Proceeds from sales of assets,
      net...............................      2,068       1,929      39,464        45,081
     Capital expenditures...............    (32,233)    (22,571)    (23,758)      (29,323)
     Purchase of minority interests.....      --          --        (17,200)       --
     Redemption of investment in
      affiliate.........................      --          --          2,100        --
                                           --------    --------    --------    ------------
          Net cash and cash equivalents
            provided by (used in)
            investing activities........    (30,165)    (20,642)        606        15,758
                                           --------    --------    --------    ------------
Cash flows from financing activities:
     Issuance of class A common stock...      --          --          9,650        --
     Proceeds from long-term debt.......     21,096       5,800     396,595       291,590
     Repayments of long-term debt.......    (29,202)    (69,658)   (329,332)     (246,903)
     Deferred financing costs...........      --         (6,900)    (25,820)       (4,673)
     Increase (decrease) in short-term
      debt..............................      6,078      13,386     (14,745)       --
     Payment of preferred dividends.....        (11)        (11)         (9)       (2,557)
                                           --------    --------    --------    ------------
          Net cash and cash equivalents
            provided by (used in)
            financing activities........     (2,039)    (57,383)     36,339        37,457
                                           --------    --------    --------    ------------
Net cash provided by (used in)
  continuing operations.................     19,608     (30,097)     73,352        25,772
Net cash provided by (used in)
  discontinued operations...............       (741)      4,772       2,769           136
Net cash of certain subsidiaries used
  during the period reported as a direct
  credit to accumulated deficit (see
  Note 2)...............................      --          --          --           (3,742)
                                           --------    --------    --------    ------------
Net increase (decrease) in cash and cash
  equivalents...........................     18,867     (25,325)     76,121        22,166
Cash and cash equivalents at beginning
  of period.............................     26,972      45,839      20,514        96,635
                                           --------    --------    --------    ------------
Cash and cash equivalents at end of
  period................................   $ 45,839    $ 20,514    $ 96,635      $118,801
                                           --------    --------    --------    ------------
                                           --------    --------    --------    ------------


                                                  (table continued on next page)

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)

(table continued from previous page)

                                                                               EIGHT MONTHS
                                                 YEAR ENDED APRIL 30,             ENDED
                                           --------------------------------    DECEMBER 31,
                                             1991        1992        1993          1993
                                           --------    --------    --------    ------------
                                                            (IN THOUSANDS)
Supplemental disclosures of cash flow
  information:
     Cash paid (received) during the
      period for:
          Interest expense..............   $ 60,329    $ 62,063    $ 61,475      $ 28,472
                                           --------    --------    --------    ------------
                                           --------    --------    --------    ------------
          Income taxes (refunds), net...   $(12,639)   $ (6,718)   $ 17,156      $ 11,288
                                           --------    --------    --------    ------------
                                           --------    --------    --------    ------------
Supplemental schedule of noncash
  investing and financing activities:
     Total capital expenditures.........   $ 41,442    $ 31,253    $ 27,207      $ 34,045
     Amounts representing capitalized
      leases and other secured
      financing.........................     (9,209)     (8,682)     (3,449)       (4,722)
                                           --------    --------    --------    ------------
     Capital expenditures paid in
      cash..............................   $ 32,233    $ 22,571    $ 23,758      $ 29,323
                                           --------    --------    --------    ------------
                                           --------    --------    --------    ------------

     Effective December 31, 1993, the Company's insurance subsidiary entered into an agreement with an unaffiliated insurance underwriter for the commutation of all insurance previously underwritten by that underwriter and reinsured by the Company's insurance subsidiary for the years 1977 to 1993 on behalf of the Company and former affiliated companies. In connection with such commutation, the Company transferred to such underwriter $29,321,000 of restricted cash and short-term investments of insurance operations and a promissory note of the Company in the principal amount of $34,179,000 in the discharge of approximately $63,500,000 of insurance loss reserves previously reflected in the Company's consolidated balance sheet. Due to its noncash nature, such transaction has not been reflected in the consolidated statement of cash flows for the eight months ended December 31, 1993.

     In April 1993 Triarc issued 5,982,866 shares of its newly-created redeemable convertible preferred stock in a one-for-one exchange for its Class A common stock owned by an affiliate of Victor Posner, the former Chairman and Chief Executive Officer of Triarc. Such transaction, which resulted in a $71,794,000 increase in redeemable convertible preferred stock and an equal increase in Class A common shares held in treasury at cost, is not reflected in the consolidated statement of cash flows for the year ended April 30, 1993 due to its noncash nature.

     In July 1991 Triarc's subsidiary, RC/Arby's Corporation ('RCAC', formerly Royal Crown Corporation), restructured a significant portion of its outstanding indebtedness. Due to its noncash nature, the aspect of such restructuring representing the exchange of one form of indebtedness for another on the part of RCAC is not reflected in the consolidated statement of cash flows for the year ended April 30, 1992. Also in connection with such restructuring, the shares of preferred stock of RCAC held by Triarc were converted into common stock of RCAC resulting in Triarc owning approximately 88.7% of RCAC's then outstanding voting securities. Such conversion resulted in an increase of approximately $12,788,000 in unamortized costs in excess of net assets of acquired companies and a corresponding increase in minority interests liability on a consolidated basis which, due to its noncash nature, is not reflected in the consolidated statement of cash flows for the year ended April 30, 1992.

     In December 1991 Triarc's subsidiary, National Propane Corporation ('National Propane'), acquired from a subsidiary of American Financial Corporation $5,000,000 aggregate principal amount of National Propane's 13 1/8% senior subordinated debentures in exchange for a promissory note. Due to its noncash nature, such exchange of debt is not reflected in the consolidated statement of cash flows for the year ended April 30, 1992.

          See accompanying notes to consolidated financial statements.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1993

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

     The consolidated financial statements include the accounts of Triarc Companies, Inc. (formerly DWG Corporation and referred to herein as 'Triarc' and, collectively with its subsidiaries, as the 'Company') and its principal majority-owned subsidiaries. The principal majority-owned subsidiaries are Graniteville Company ('Graniteville' -- a 51% owned subsidiary of Triarc and a wholly-owned subsidiary of the Company as of April 14, 1994 and 85.8% owned prior thereto), National Propane Corporation ('National Propane' -- a
wholly-owned subsidiary), Southeastern Public Service Company ('SEPSCO' -- a wholly-owned subsidiary as of April 14, 1994 and 71.1% owned prior thereto) and CFC Holdings Corp. ('CFC Holdings' -- a 94.6% owned subsidiary of Triarc and wholly-owned by the Company as of April 14, 1994 and 98.4% owned prior thereto). CFC Holdings has as its wholly-owned subsidiaries Chesapeake Insurance Company Limited ('Chesapeake Insurance') and RC/Arby's Corporation ('RCAC', formerly Royal Crown Corporation), and RCAC has as its wholly-owned subsidiaries Arby's, Inc. ('Arby's') and Royal Crown Company, Inc. ('Royal Crown', formerly Royal Crown Cola Co.). All significant intercompany balances and transactions have been eliminated in consolidation. See Note 2 for periods included in the consolidated financial statements and Note 24 for discussion of the merger consummated on April 14, 1994.

CASH EQUIVALENTS

     All highly liquid investments with a maturity of three months or less when acquired are considered cash equivalents except for cash and short-term investments of the insurance operations, which were considered part of a larger pool of restricted investments and were included in 'Restricted cash and short-term investments of insurance operations' in the accompanying consolidated balance sheets.

MARKETABLE SECURITIES

     Marketable securities are stated at the lower of cost or market.

INVENTORIES

     The Company's inventories, consisting of materials, labor and overhead, are valued at the lower of cost or market. Cost is determined on either the first-in, first-out ('FIFO') basis (approximately 18% of inventories) or the last-in, first-out ('LIFO') basis (approximately 82% of inventories) (see Note
8).

DEPRECIATION AND AMORTIZATION

     Depreciation and amortization of properties is computed principally on the straight-line basis using the estimated useful lives of the related major classes of properties: 3 to 9 years for transportation equipment; 3 to 30 years for machinery and equipment; and 15 to 60 years for buildings. Leased assets capitalized and leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the respective leases. Gains and losses arising from disposals are included in current operations.

UNAMORTIZED COSTS IN EXCESS OF NET ASSETS OF ACQUIRED COMPANIES

     Costs in excess of net assets of acquired companies are generally being amortized on the straight-line basis over 30 to 40 years. The amount of impairment, if any, in 'Unamortized costs in excess of net assets of acquired companies' ('Goodwill') is measured based on projected future results of operations. To the extent future results of operations of those subsidiaries to which the Goodwill relates

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

through the period such Goodwill is being amortized are sufficient to absorb the related amortization, the Company has deemed there to be no impairment of Goodwill.

AMORTIZATION OF DEFERRED FINANCING COSTS AND DEBT DISCOUNT

     Deferred financing costs and original issue debt discount are being amortized as interest expense over the lives of the respective debt using the interest rate method. Unamortized original issue debt discount is reported as a reduction of related long-term debt in the accompanying consolidated balance sheets.

RESEARCH AND DEVELOPMENT

     Research and development costs are expensed during the year in which the costs are incurred and amounted to $1,677,000, $2,132,000, $2,001,000 and $1,338,000 for the years ended April 30, 1991, 1992 and 1993 and the eight months ended December 31, 1993, respectively.

INCOME TAXES

     The Company files a consolidated Federal income tax return with its 80% or greater owned subsidiaries, which until April 14, 1994 (see Note 24) were National Propane and CFC Holdings (since July 1991). Graniteville and SEPSCO filed separate consolidated Federal income tax returns with their respective subsidiaries through April 14, 1994 and subsequent thereto will be included in the Company's consolidated federal income tax return. Deferred income taxes are provided to recognize the tax effect of temporary differences between the recognition of income and expenses for tax and financial statement purposes.

REVENUE RECOGNITION

     The Company records sales principally when inventory is shipped or delivered. The Company also records sales to a lesser extent (7% and 11% of consolidated revenues for the year ended April 30, 1993 and the eight months ended December 31, 1993, respectively) on a bill and hold basis under which the goods are completed, packaged and ready for shipment; such goods are effectively segregated from inventory which is available for sale; the risks of ownership of the goods have passed to the customer; and such underlying customer orders are supported by written confirmation. Franchise fees are recognized as income when a franchised restaurant is opened. Franchise fees for multiple area developments represent the aggregate of the franchise fees for the number of restaurants in the area development and are recognized as income when each restaurant is opened in the same manner as franchise fees for individual restaurants. Royalties are based on a percentage of restaurant sales of the franchised outlet and are accrued as earned.

INSURANCE LOSS RESERVES

     Insurance loss reserves (see Note 13) include reserves for incurred but not reported claims of $35,342,000, $29,693,000 and $3,436,000 at April 30, 1992 and
1993 and December 31, 1993, respectively. Such reserves for affiliated company business are based on actuarial studies using historical loss experience. The balance of the reserves for incurred but not reported claims were either reported by unaffiliated reinsurers, calculated by the Company or based on claims adjustors' evaluations. Management believes that the reserves are fairly stated. Adjustments to estimates recorded resulting from subsequent actuarial evaluations or ultimate payments are reflected in the operations of the periods in which such adjustments become known.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

LOSS PER SHARE

     Loss per share has been computed by dividing the net loss applicable to common stockholders (net loss plus dividend requirements on the Company's preferred stocks) by the weighted average number of outstanding shares of common stock during the period. Such weighted averages were 25,853,000, 25,867,000, 25,808,000 and 21,260,000 for the years ended April 30, 1991, 1992 and 1993, and the eight months ended December 31, 1993, respectively. The preferred stock dividend requirements deducted include cash dividends paid and cumulative dividend requirements for each period not yet paid. Common stock equivalents were not used in the computation of loss per share because such inclusion would have been antidilutive.

RECLASSIFICATIONS

     Certain  amounts  included  in  the  prior  years'  consolidated  financial
statements   have  been  reclassified   to  conform  with   the  current  year's
presentation.

(2) CHANGE IN FISCAL YEAR

     For the years ended April 30, 1991, 1992 and 1993, Graniteville and SEPSCO were consolidated for their fiscal years ended on or about February 28 or 29; CFC Holdings, which has a fiscal year-end of December 31, was consolidated for its twelve-month period ended March 31; and National Propane was consolidated for its fiscal year ending April 30. On October 27, 1993 Triarc's Board of Directors approved a change in Triarc's fiscal year from a fiscal year ended April 30 to a calendar year ending December 31, effective for the eight-month transition period ended December 31, 1993. The fiscal years of Graniteville, National Propane and SEPSCO were also so changed. As used herein, the years ended April 30, 1991, 1992 and 1993 are referred to as 'Fiscal 1991', 'Fiscal 1992' and 'Fiscal 1993', respectively, and the eight-month period ended December 31, 1993 is referred to as 'Transition 1993'.

     Triarc's majority-owned subsidiaries are included in (i) the accompanying consolidated statements of operations for Transition 1993 for the eight-month periods subsequent to the fiscal year or twelve-month periods included in the consolidated financial statements for Fiscal 1993 and (ii) the accompanying consolidated balance sheet for Transition 1993 as of December 31, 1993. As such the consolidated statement of operations for Transition 1993 includes Graniteville and SEPSCO for the eight months ended October 31, 1993 and CFC Holdings for the eight months ended November 30, 1993. The results of operations for Graniteville and SEPSCO for the two months ended December 31, 1993 and for CFC Holdings for the month of December 1993 (collectively referred to herein as the 'Lag Months') have been reported as a direct credit to the Company's accumulated deficit.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993


     The  following  sets  forth  unaudited  condensed  consolidated   financial
information for the eight months ended December 31, 1992, the comparable prior year period to Transition 1993 (in thousands, except per share amounts):


Revenues..........................................................................   $715,852
Operating profit..................................................................     51,073
Income from continuing operations before income taxes and minority interests......      4,202
Provision for income taxes........................................................    (10,402)
Loss from continuing operations...................................................     (6,925)
Income from discontinued operations, net..........................................      3,030
Cumulative effect of changes in accounting principles, net........................     (6,388)
Net loss..........................................................................    (10,283)
Loss per share:
     Continuing operations........................................................       (.27)
     Discontinued operations......................................................        .12
     Cumulative effect of changes in accounting principles........................       (.25)
     Net loss.....................................................................       (.40)

     The following sets forth condensed consolidated financial information for the Lag Months (in thousands):

Revenues..........................................................................   $120,708
Operating profit..................................................................      9,390
Income before income taxes........................................................      3,610
Provision for income taxes........................................................     (1,820)
Net income........................................................................      1,115

(3) THE CHANGE IN CONTROL

     On April 23, 1993, DWG Acquisition Group, L.P. ('DWG Acquisition'), a then newly formed limited partnership controlled by Nelson Peltz and Peter W. May, acquired control of Triarc from Victor Posner, the former Chairman and Chief Executive Officer of the Company and certain entities controlled by him (collectively, 'Posner') through a series of related transactions (the 'Change in Control'). Immediately prior to the Change in Control, Posner owned approximately 46% of the outstanding common stock of Triarc. Messrs. Peltz and May are now Chairman and Chief Executive Officer and President and Chief Operating Officer of the Company, respectively.

(4) DISCONTINUED OPERATIONS

     On July 22, 1993 SEPSCO's Board of Directors authorized the sale or liquidation of SEPSCO's utility and municipal services and refrigeration businesses which have been accounted for as discontinued operations in the Company's consolidated financial statements. On July 22, 1993 SEPSCO's Board of Directors also authorized the sale or liquidation of its natural gas and oil businesses. However on December 9, 1993 SEPSCO's Board of Directors decided to sell the natural gas and oil businesses to Triarc following the merger of SEPSCO into a subsidiary of Triarc (the 'SEPSCO Merger') and the resulting elimination of the minority interest in SEPSCO (see Note 24) rather than selling such businesses to an independent third party. Accordingly, the net assets of the natural gas and oil businesses have been reclassified from the net current and non-current assets of discontinued operations to 'Other assets' in the accompanying balance sheet at December 31, 1993. Through October 31, 1993 the natural gas and oil businesses were accounted for as discontinued operations in the Company's consolidated financial statements. However, since Triarc does not have a formal plan to sell

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

such businesses prior to July 22, 1994, the net assets of the natural gas and oil businesses, are no longer accounted for as discontinued operations subsequent to October 31, 1993. The consolidated statements of operations for the six months ended October 31, 1993 have not been restated or reclassified to continuing operations for periods prior thereto since the results of operations of such businesses are not material. SEPSCO's utility and municipal services business segment and its refrigeration business segment have been accounted for as discontinued operations in the Company's consolidated financial statements.

     On October 15, 1993 SEPSCO sold the assets of its tree maintenance services operations previously included in its utility and municipal services business segment for $69,600,000 in cash plus the assumption by the purchaser of up to $5,000,000 in current liabilities resulting in a loss of $4,571,000. On October 7, 1993 SEPSCO sold the stock of its two construction related operations previously included in its utility and municipal services business segment for a nominal amount subject to adjustments described below. As the related assets are sold or liquidated the purchasers have agreed to pay, as deferred purchase price, 75% of the net proceeds received therefrom (cash of $1,815,000 had been received as of December 31, 1993) plus, in the case of one of the entities, an amount equal to 1.25 times the adjusted book value of such entity as of October 5, 1995 (the 'Book Value Adjustment'). As of October 7, 1993, the adjusted book value of the assets of that entity aggregated approximately $1,600,000. In addition, the Company paid $2,000,000 during October and November, 1993 to cover the buyer's short-term operating losses and working capital requirements for the construction related operations. The Company currently expects to break even on the sales of the construction related operations excluding any consideration of the potential Book Value Adjustment, given its uncertainty.

     On April 8, 1994 SEPSCO sold substantially all of the operating assets of the ice operations of its refrigeration business segment for $5,000,000 in cash, a $4,295,000 note (discounted value $3,327,000) and the assumption by the buyer of certain current liabilities which as of December 31, 1993 aggregated approximately $1,000,000. While the amount of the loss has not been finalized, the Company currently estimates it will approximate $2,500,000. The note, which bears no interest during the first year and 5% thereafter, is payable in annual installments of $120,000 in 1995 through 1998 with the balance of $3,815,000 due in 1999. The only remaining discontinued operation is the cold storage operation of SEPSCO's refrigeration business. The precise timetable for the sale and liquidation of the cold storage operation will depend upon SEPSCO's ability to identify appropriate potential purchasers and to negotiate acceptable terms for the sale of such operation. SEPSCO currently anticipates completion of such sale by July 22, 1994.

     In connection with the dispositions referred to above, SEPSCO reevaluated the estimated gain or loss from the sale of its discontinued operations and the Company provided $12,400,000 ($8,820,000 net of minority interests of $3,580,000) for the revised estimated loss on the sale of the discontinued operations during Transition 1993. As of April 30, 1993 the Company had estimated it would break even on the disposition of the discontinued operations. The revised estimate principally reflects (a) $13,900,000 of losses consisting of (i) approximately $4,600,000 of losses from the sales of the operations comprising the utility and municipal services business segment previously estimated to be approximately break-even, (ii) approximately $6,700,000 of losses from the sale of operations comprising SEPSCO's refrigeration business segment previously estimated to be a gain of $1,600,000 and (iii) $1,000,000 of estimated losses from operations from July 22, 1993 to the actual or estimated disposal dates of the discontinued operations previously estimated to breakeven due to the previous reporting of SEPSCO's natural gas and oil business segment as a discontinued operation less (b) previously estimated losses of $1,500,000 from the sale of SEPSCO's natural gas and oil business segment. The net loss from the sale of the utility and municipal services business segment reflects a reduction of $1,800,000 in the estimated sales price for the construction related operations from previous estimates, a $2,000,000 reduction in anticipated proceeds from asset sales by July 22, 1994, and other adjustments in finalizing the loss on the sale of the tree maintenance services operations. The reduction in proceeds from assets sales results

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

from the buyer of such businesses successfully negotiating extensions of certain major contracts with respect to the larger of such businesses and as a result no longer intending to immediately dispose of the major portion of the assets. Should the buyer hold such assets through October 5, 1995, the $2,000,000 reduction in proceeds would be effectively realized through the Book Value Adjustment. The $8,200,000 charge relating to the sale of the refrigeration business segment principally results from (i) a $4,000,000 reduction in the sales price for the ice operations and (ii) a $4,000,000 reduction in the estimated sales prices of the cold storage operations based on preliminary sales discussions and experience with respect to negotiating the sale of the other operations.

     After (i) consideration of (a) a $5,363,000 write-down (net of tax benefit and minority interests of $7,540,000) in Fiscal 1993 relating to the impairment of certain unprofitable properties and accruals for environmental remediation and losses on certain contracts in progress reflected in operating profit (loss) of discontinued operations set forth below, (b) the aforementioned $8,820,000 estimated loss on the sale of the discontinued operations and (ii) based on the analysis performed to date with respect to the proposed sale of the cold storage operations, the Company expects that all currently anticipated dispositions, including the results of their operations through the actual or anticipated disposal dates, will not have a material impact on the financial position or results of operations of the Company.

     The income (loss) from discontinued operations consisted of the following (in thousands):

                                                                   FISCAL    FISCAL    FISCAL     TRANSITION
                                                                    1991      1992      1993         1993
                                                                   ------    ------    -------    ----------
Income (loss) from discontinued operations net of income taxes
  and minority interests........................................    $(55)    $2,705    $(2,430)    $    229
Loss on disposal of discontinued operations without income tax
  benefit net of minority interests.............................    --         --        --          (8,820)
                                                                   ------    ------    -------    ----------
                                                                    $(55)    $2,705    $(2,430)    $ (8,591)
                                                                   ------    ------    -------    ----------
                                                                   ------    ------    -------    ----------

     The income (loss) from discontinued operations up to the July 22, 1993 measurement date and the loss from operations during the period July 23, 1993 to December 31, 1993 subsequent to the measurement date, which has been previously recognized, consisted of the following (in thousands):

                                                                                    TRANSITION 1993
                                                                                ------------------------
                                                                                 MAY 1,       JULY 23,
                                                                                  1993          1993
                                                                                THROUGH       THROUGH
                                             FISCAL      FISCAL      FISCAL     JULY 22,    DECEMBER 31,
                                              1991        1992        1993        1993          1993
                                            --------    --------    --------    --------    ------------
Results of Operations
     Revenues............................   $188,161    $200,353    $204,714    $ 83,462      $ 43,973
     Operating profit (loss).............      3,030       9,012      (3,568)      2,298        (2,344)
     Income (loss) before income taxes
       and minority interests............       (134)      6,665      (6,016)      1,242        (3,338)
     Benefit from (provision for) income
       taxes.............................         50      (2,500)      2,274        (920)          920
     Minority interests..................         29      (1,460)      1,312         (93)          698
     Net income (loss)...................        (55)      2,705      (2,430)        229        (1,720)

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     Net current assets and non-current assets of the discontinued operations consisted of the following (in thousands):

                                                                          APRIL 30,
                                                                      ------------------    DECEMBER 31,
                                                                       1992       1993          1993
                                                                      -------    -------    ------------
Balance Sheets
     Cash..........................................................   $ --       $ --         $    307
     Receivables, net..............................................    26,113     25,178         1,528
     Inventories...................................................     3,524      2,845           647
     Other current assets..........................................     1,412      1,774           675
     Current portion of long-term debt.............................   (10,937)    (9,709)           (6)
     Accounts payable..............................................    (1,813)    (2,662)         (512)
     Other current liabilities.....................................    (7,825)   (10,603)       (1,798)
                                                                      -------    -------    ------------
          Net current assets of discontinued operations............   $10,474    $ 6,823      $    841
                                                                      -------    -------    ------------
                                                                      -------    -------    ------------
     Properties, net...............................................   $93,977    $85,880      $ 17,681
     Unamortized costs in excess of net assets of acquired
       companies...................................................       228        202        --
     Other assets..................................................        72         37           149
     Long-term debt................................................   (18,070)   (16,992)          (13)
     Deferred income taxes.........................................   (19,819)    (8,477)       --
     Deposits and other liabilities................................      (163)      (564)       (2,594)
                                                                      -------    -------    ------------
          Net non-current assets of discontinued operations........   $56,225    $60,086      $ 15,223
                                                                      -------    -------    ------------
                                                                      -------    -------    ------------

(5) RESTRICTED CASH AND CASH EQUIVALENTS


     The following is a summary of restricted cash and cash equivalents (in thousands):


                                                                           APRIL 30,
                                                                        ----------------    DECEMBER 31,
                                                                         1992      1993         1993
                                                                        ------    ------    ------------
Deposits securing standby letters of credit(a).......................   $5,593    $5,264       $7,686
Litigation settlement escrow account(b)..............................    2,307      --         --
Collateral account for advertising promotions........................      300       325          343
                                                                        ------    ------    ------------
                                                                        $8,200    $5,589       $8,029
                                                                        ------    ------    ------------
                                                                        ------    ------    ------------

- - ------------

 (a) Deposits secure outstanding and standby letters of credit principally for the purpose of securing certain performance and other bonds and payments due under a lease.

 (b) The escrow account was surrendered in September 1992 in payment of a judgement in certain litigation. Such judgement costs were charged to operations in Fiscal 1991 ($900,000) and in Fiscal 1992 ($1,407,000) and are included in 'Other income (expense), net'.

- - ----------------------------------------------------------
     'Restricted cash and short-term investments of insurance operations' represent amounts which have been pledged as collateral under certain letters of credit and reinsurance agreements to secure future payment of losses reflected in the insurance loss reserves in the accompanying consolidated balance sheets (see Note 13).

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(6) MARKETABLE SECURITIES

     At December 31, 1993 marketable securities, which are stated at cost which approximates fair market value, consisted of the following (in thousands):

Marketable equity securities.............................................   $ 1,348
Marketable debt securities...............................................     9,790
                                                                            -------
                                                                            $11,138
                                                                            -------
                                                                            -------

(7) RECEIVABLES, NET

     The following is a summary of the components of receivables (in thousands):

                                                                        APRIL 30,
                                                                   --------------------    DECEMBER 31,
                                                                     1992        1993          1993
                                                                   --------    --------    ------------
Receivables:
     Trade......................................................   $ 76,381    $120,248      $123,405
     Affiliated.................................................     34,730         134        --
     Other......................................................      3,025       3,238         7,883
                                                                   --------    --------    ------------
                                                                    114,136     123,620       131,288
                                                                   --------    --------    ------------
Less allowance for doubtful accounts:
     Trade......................................................      6,890       7,363         6,969
     Affiliated.................................................     32,216       --           --
                                                                   --------    --------    ------------
                                                                     39,106       7,363         6,969
                                                                   --------    --------    ------------
                                                                   $ 75,030    $116,257      $124,319
                                                                   --------    --------    ------------
                                                                   --------    --------    ------------

     Affiliated receivables and related allowances arose principally from the providing of management services and equipment lease financing to certain former affiliates of the Company in the ordinary course of business, as described in
Note 22.

(8) INVENTORIES

     The following is a summary of the components of inventories (in thousands):

                                                                          APRIL 30,
                                                                    ---------------------   DECEMBER 31,
                                                                       1992       1993          1993
                                                                    ----------  ---------   ------------
Raw materials.....................................................  $   36,210  $  24,655     $ 26,930
Work in process...................................................       9,870      6,244        6,676
Finished goods....................................................      90,582     67,371       74,600
                                                                    ----------  ---------   ------------
                                                                    $  136,662  $  98,270     $108,206
                                                                    ----------  ---------   ------------
                                                                    ----------  ---------   ------------

     The current cost of LIFO inventories exceeded the carrying value thereof by approximately $3,825,000, $2,494,000 and $2,535,000 at April 30, 1992, April 30,
1993 and December 31, 1993, respectively.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(9) PROPERTIES

     The following is a summary of the components of properties, at cost (in thousands):

                                                                        APRIL 30,
                                                                  ----------------------   DECEMBER 31,
                                                                     1992        1993          1993
                                                                  ----------  ----------   ------------
Land............................................................  $   25,207  $   21,903     $ 21,834
Buildings and leasehold improvements............................     100,814      99,151      112,495
Machinery and equipment.........................................     297,940     285,656      290,024
Transportation equipment........................................      25,061      24,033       22,730
                                                                  ----------  ----------   ------------
                                                                     449,022     430,743      447,083
Less accumulated depreciation and amortization..................     192,842     192,890      185,087
                                                                  ----------  ----------   ------------
                                                                  $  256,180  $  237,853     $261,996
                                                                  ----------  ----------   ------------
                                                                  ----------  ----------   ------------

     Substantially all properties are pledged as collateral for certain debt (see Note 15).

(10) UNAMORTIZED COSTS IN EXCESS OF NET ASSETS OF ACQUIRED COMPANIES

     The following is a summary of the components of the unamortized costs in excess of net assets of acquired companies:

                                                                        APRIL 30,
                                                                  ----------------------   DECEMBER 31,
                                                                     1992        1993          1993
                                                                  ----------  ----------   ------------
Costs in excess of net assets of acquired companies.............  $  223,154  $  230,925     $231,609
Less accumulated amortization...................................      38,245      44,353       48,684
                                                                  ----------  ----------   ------------
                                                                  $  184,909  $  186,572     $182,925
                                                                  ----------  ----------   ------------
                                                                  ----------  ----------   ------------

(11) DEFERRED COSTS AND OTHER ASSETS

     The following is a summary of the components of deferred costs and other assets (in thousands):

                                                                          APRIL 30,
                                                                     --------------------   DECEMBER 31,
                                                                       1992       1993          1993
                                                                     ---------  ---------   ------------
Deferred financing costs...........................................  $  16,793  $  35,333     $ 36,005
Other..............................................................     28,250     19,506       16,762
                                                                     ---------  ---------   ------------
                                                                        45,043     54,839       52,767
Less accumulated amortization of deferred financing costs..........      6,864      6,305        9,162
                                                                     ---------  ---------   ------------
                                                                     $  38,179  $  48,534     $ 43,605
                                                                     ---------  ---------   ------------
                                                                     ---------  ---------   ------------

(12) ACCRUED EXPENSES

     The following is a summary of the components of accrued expenses (in thousands):

                                                                          APRIL 30,
                                                                    ---------------------   DECEMBER 31,
                                                                      1992        1993          1993
                                                                    ---------  ----------   ------------
Facilities relocation and corporate restructuring.................  $   1,704  $   42,000     $ 30,396
Accrued compensation and related benefits.........................     18,584      20,199       23,891
Accrued interest..................................................      5,037       9,973       21,882
Accrued marketing.................................................     11,990       8,108       16,878
Other.............................................................     24,685      30,731       46,456
                                                                    ---------  ----------   ------------
                                                                    $  62,000  $  111,011     $139,503
                                                                    ---------  ----------   ------------
                                                                    ---------  ----------   ------------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(13) INSURANCE OPERATIONS

     Chesapeake Insurance Company Limited ('Chesapeake Insurance'), a wholly-owned subsidiary of CFC Holdings, (i) prior to October 1, 1993 provided certain property insurance coverage for the Company and reinsured a portion of certain insurance coverage which the Company and certain former affiliates maintained with unaffiliated insurance companies (principally workers' compensation, general liability, automobile liability and group life) and (ii) prior to the Change in Control reinsured insurance risks of unaffiliated third parties through various group participation. Net premiums attributable to former affiliates were approximately $8,063,000, $4,400,000, $2,875,000 and $1,432,000
in Fiscal 1991, 1992, 1993 and Transition 1993, respectively. Chesapeake Insurance no longer insures or reinsures any risks for periods commencing on or after October 1, 1993.

     In March 1994 and effective December 31, 1993, Chesapeake Insurance consummated an agreement with National Union Fire Insurance Company of Pittsburgh, PA. ('National Union'), an affiliate of AIG Risk Management, Inc. ('AIG'), concerning the commutation of all of the portion of the insurance previously underwritten by AIG for the years 1977 to 1993, on behalf of the Company and former affiliated companies which had been reinsured by Chesapeake Insurance (the 'Commutation', representing approximately $63,500,000 of the Company's insurance loss reserves). In connection with the Commutation, the Company paid an aggregate consideration of $63,500,000, consisting of $29,321,000 of restricted cash and short-term investments of insurance operations, and a promissory note of Triarc payable to National Union in the principal amount of $34,179,000.

     Chesapeake Insurance is registered under the Bermuda Insurance Act of 1978 and related regulations which require compliance with various provisions regarding the maintenance of statutory capital and liquidity. Chesapeake Insurance was not in compliance with the required solvency ratio as of December 31, 1993. However, since Chesapeake Insurance ceased writing insurance or reinsurance of any kind, the non-compliance with the solvency test will have no effect on the Company.


     In September 1989 the Pennsylvania Insurance Commissioner as rehabilitator of Mutual Fire, Marine and Inland Insurance Company ('Mutual Fire') commenced an action in the Commonwealth Court of Pennsylvania against Chesapeake Insurance. Such action, among other things, sought recovery of $4,000,000 allegedly owed by Chesapeake Insurance in connection with certain reinsurance arrangements, specific performance by Chesapeake Insurance of its alleged obligations under certain reinsurance arrangements by requiring Chesapeake Insurance to provide a letter of credit in an amount in excess of $12,000,000 to secure certain alleged outstanding losses, and compensatory and punitive damages in an amount in excess of $40,000,000 arising out of alleged bad faith in connection with such reinsurance arrangements. In March 1994 Chesapeake paid $12,000,000 to Mutual Fire in full settlement of all claims. Such settlement was fully provided for prior to Fiscal 1991 and is included in 'Accounts payable' in the accompanying consolidated balance sheet as of December 31, 1993.


     In June 1993, Chesapeake Insurance paid $8,075,000 to a surety in full settlement of an approximate $13,800,000 liability due June 30, 1996 in connection with the indemnification by Chesapeake Insurance and RCAC of bonding arrangements on behalf of a former affiliate. The Company had fully provided for such settlement in Fiscal 1992 and 1993.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(14) INCOME TAXES

     The loss from continuing operations before income taxes and minority interests consisted of the following components (in thousands):

                                                             FISCAL     FISCAL      FISCAL    TRANSITION
                                                              1991       1992        1993        1993
                                                           ----------  ---------  ----------  ----------
Domestic.................................................  $  (33,681) $  (4,717) $  (39,145) $  (24,768)
Foreign..................................................      --         (2,021)       (146)      1,899
                                                           ----------  ---------  ----------  ----------
                                                           $  (33,681) $  (6,738) $  (39,291) $  (22,869)
                                                           ----------  ---------  ----------  ----------
                                                           ----------  ---------  ----------  ----------

     The benefit from (provision for) income taxes from continuing operations consists of the following components (in thousands):

                                                              FISCAL     FISCAL      FISCAL     TRANSITION
                                                               1991       1992        1993         1993
                                                             ---------  ---------  ----------   ----------
Current:
     Federal...............................................  $   9,420  $  (2,758) $   (9,994)   $ (7,676)
     State.................................................     (2,032)    (2,489)     (3,232)       (761)
     Foreign...............................................       (300)    --            (249)     (1,187)
                                                             ---------  ---------  ----------   ----------
                                                                 7,088     (5,247)    (13,475)     (9,624)
                                                             ---------  ---------  ----------   ----------
Deferred:
     Federal...............................................      7,905      2,466       3,094       4,240
     State.................................................        561       (175)      1,773        (690)
     Foreign...............................................     --         --          --          (1,719)
                                                             ---------  ---------  ----------   ----------
                                                                 8,466      2,291       4,867       1,831
                                                             ---------  ---------  ----------   ----------
          Total............................................  $  15,554  $  (2,956) $   (8,608)   $ (7,793)
                                                             ---------  ---------  ----------   ----------
                                                             ---------  ---------  ----------   ----------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The current deferred income tax benefit and the non-current deferred income tax liabilities consisted of the following components (in thousands):

                                                                                 APRIL
                                                                                  30,       DECEMBER 31,
                                                                                  1993          1993
                                                                                --------    ------------
Current deferred income tax benefit:
     Facilities relocation and corporate restructuring.......................   $ 12,508      $  5,041
     Accrued employee benefit costs..........................................      5,207         5,617
     Allowance for doubtful accounts including non-affiliates................     13,547         4,558
     Reserve for income tax contingencies....................................      --           (3,500)
     Other, net..............................................................      2,195           267
                                                                                --------    ------------
                                                                                  33,457        11,983
     Less valuation allowance................................................     12,092         2,362
                                                                                --------    ------------
                                                                                  21,365         9,621
                                                                                --------    ------------
Non-current deferred income tax liabilities:
     Accelerated depreciation................................................    (38,448)      (41,291)
     Reserve for income tax contingencies and other tax matters..............    (15,192)      (16,941)
     Insurance loss reserves.................................................      6,952         7,061
     Net operating loss and alternative minimum tax credit carryforward......     10,042        37,506
     Other, net..............................................................      5,144          (295)
                                                                                --------    ------------
                                                                                 (31,502)      (13,960)
     Less valuation allowance................................................      4,489        18,078
                                                                                --------    ------------
                                                                                 (35,991)      (32,038)
                                                                                --------    ------------
     Deferred income tax liabilities associated with the discontinued
       operations............................................................     (8,477)       --
                                                                                --------    ------------
                                                                                 (44,468)      (32,038)
                                                                                --------    ------------
                                                                                $(23,103)     $(22,417)
                                                                                --------    ------------
                                                                                --------    ------------

     The decrease in the net deferred tax liabilities from $23,103,000 to $22,417,000 or a benefit of $686,000 differs from the benefit of $1,831,000 included in the provision for income taxes for Transition 1993 as a result of a deferred tax provision of $1,145,000 included in the $1,115,000 credit to 'Accumulated deficit' for the Lag Months. The deferred income tax liabilities associated with the discontinued operations principally result from accelerated depreciation less net operating loss, depletion and alternative minimum tax credit carryforwards.

     Deferred income tax benefit (provision) result from timing differences in recognition of income and expenses for tax and financial statement purposes. The tax effects of the principal timing differences are as follows (such disclosure is not presented for Transition 1993 as it is not required under Statement of

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

Financial Accounting Standards ('SFAS') No. 109, 'Accounting for Income Taxes' ('SFAS 109')) (in thousands):

                                                                             FISCAL     FISCAL     FISCAL
                                                                              1991       1992       1993
                                                                            ---------  ---------  ---------
Provision for interest on income tax contingencies and other tax
  matters.................................................................  $  --      $  --      $   3,025
Insurance loss reserves...................................................        705        872       (675)
Facilities relocation and corporate restructuring.........................      1,437       (917)    12,508
Provision for income tax contingencies and other tax matters..............     --         --        (11,767)
Excess of (tax over book) book over tax depreciation, depletion and
  amortization of properties..............................................     (1,935)      (530)     2,921
Alternative minimum (tax) credit..........................................      2,376        976     (2,684)
Carryforward recognized as a reduction of deferred credits................     --          3,358     --
Expenses not deductible until paid........................................      2,032        527      1,503
Tax on dividends from subsidiaries not included in consolidated return....       (416)    (1,104)      (334)
Amortization of debt discount.............................................        259        335        317
Benefit from unrealized losses on marketable securities...................        498        960        130
Employee benefit plan payment.............................................      3,064     (3,064)    --
Pension benefit recognized for tax purposes...............................     --            530     --
Other, net................................................................        446        348        (77)
                                                                            ---------  ---------  ---------
                                                                            $   8,466  $   2,291  $   4,867
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

     The difference between the reported income tax benefit (provision) and a computed tax benefit based on loss from continuing operations before income taxes and minority interests at the statutory rate of 34% for Fiscal 1991 and Fiscal 1992, 34.3% for Fiscal 1993 and 35% for Transition 1993, is reconciled as follows (in thousands):

                                                               FISCAL     FISCAL     FISCAL     TRANSITION
                                                                1991       1992       1993         1993
                                                              ---------  ---------  ---------   ----------
Income tax benefit computed at Federal statutory rate.......  $  11,452  $   2,291  $  13,477    $  8,004
Decrease (increase) in Federal taxes resulting from:
     Provision for income tax contingencies and other tax
       matters..............................................     --         --        (11,767)     (7,200)
     Effect of net operating losses for which no tax
       carryback benefit is available.......................     (3,021)    (1,977)    (2,555)     (2,797)
     Non-deductible litigation settlement...................     --         --         --          (1,576)
     Amortization of nontaxable debits resulting from
       purchase accounting adjustments......................       (408)      (531)    (3,012)     (1,329)
     Tax on dividends from subsidiaries not included in
       consolidated returns.................................       (416)    (1,104)    (1,409)     --
     Consulting agreement with Steven Posner (Note 25)......     --         --         (2,058)     --
     State taxes, net of Federal income tax benefit.........       (971)    (1,758)      (959)       (943)
     Foreign tax rate in excess of United States Federal
       statutory rate.......................................       (300)    --           (251)     (1,909)
     Defined benefit pension plan settlement previously
       accrued in purchase accounting without tax benefit...      8,429     --         --          --
     Other, net.............................................        789        123        (74)        (43)
                                                              ---------  ---------  ---------   ----------
                                                              $  15,554  $  (2,956) $  (8,608)   $ (7,793)
                                                              ---------  ---------  ---------   ----------
                                                              ---------  ---------  ---------   ----------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     As of December 31, 1993, Triarc had net operating loss carryforwards for Federal income tax purposes of approximately $69,000,000. Such carryforwards will expire approximately $11,000,000 in the year 2006, approximately $27,000,000 in the year 2007 and approximately $31,000,000 in the year 2008. In addition the Company has alternative minimum tax credit carryforwards of approximately $1,800,000 which have an unlimited carryforward period.

     The Federal income tax returns of the Company have been examined by the Internal Revenue Service ('IRS') for the tax years 1985 through 1988. The Company has resolved all but two issues related to such audit and in connection therewith expects to pay between $7,000,000 and $8,000,000 in the second quarter of 1994, which amount has been fully reserved. The Company intends to contest the two open issues at the Appellate Division of the IRS. The IRS has recently commenced the examination of the Company's Federal income tax returns for the tax years from 1989 through 1992. During Fiscal 1993 and Transition 1993, the Company provided estimated charges in the amount of approximately $11,767,000 and $7,200,000, respectively, to provision for income taxes from continuing operations and $8,547,000 and $1,322,000, respectively, to interest expense relating to such examinations and other tax matters. Management of the Company believes that adequate aggregate provisions have been made in Transition 1993 and prior fiscal years for any tax liabilities including interest, that may result from such examinations and other tax matters.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(15) LONG-TERM DEBT

     Long-term debt consisted of the following (in thousands):

                                                                        APRIL 30,
                                                                  ----------------------   DECEMBER 31,
                                                                     1992        1993          1993
                                                                  ----------  ----------   ------------
9 3/4% senior notes due 2000 (a)................................  $   --      $   --         $275,000
Credit facility, bearing interest at prime or LIBOR plus from
  1.25% to 3.5%, due through April 1998 (b):
     Revolving loan (weighted-average rate of 7.15% at December
       31, 1993)................................................      --          72,734       89,324
     Term loan (weighted-average rate of 7.39% at December 31,
       1993)....................................................      --          80,000       72,500
11 7/8% senior subordinated debentures due February 1, 1998
  (less unamortized deferred discount of $6,666, $5,282 and
  $4,203) (c)...................................................      65,334      57,718       58,797
13 1/8% senior subordinated debentures due March 1, 1999 (less unamortized deferred discount of $4,654, $3,815 and $3,278)
  (d)...........................................................      58,346      52,185       52,722
9 1/2% note payable due $5,584 in 1996, $4,046 in 1997, $2,564
  in 1998, $1,628 in 1999, $482 in 2000 and $19,875 in 2003.....      --          --           34,179
16 7/8% subordinated debentures due 1994........................      18,092      15,470        6,470
Step-up rate notes, refinanced August 12, 1993 (a)..............      --         225,000       --
Equipment notes, bearing interest at 7% to 12% due through 1998
  (e)...........................................................      34,394      32,570        7,097
American Financial Corporation ('AFC') Exchange Agreement, paid
  in April 1993.................................................     103,352      --           --
AFC loans and secured note payable paid in April 1993 (less
  unamortized deferred discount of $1,193)......................      54,605      --           --
Notes payable to banks, paid in July 1992.......................      20,000      --           --
Term loan, paid in April 1993...................................      46,875      --           --
Other notes payable with interest ranging from 9% to 12.5%
  secured by equipment..........................................       6,112       5,237        4,359
Capitalized lease obligations...................................      13,374      11,895       12,073
Other...........................................................       8,006       5,143        2,920
                                                                  ----------  ----------   ------------
     Total debt.................................................     428,490     557,952      615,441
Less:
     Equipment notes relating to equipment of discontinued
       operations...............................................      28,883      26,198       --
     Amounts payable within one year............................     109,849      43,100       40,280
                                                                  ----------  ----------   ------------
                                                                  $  289,758  $  488,654     $575,161
                                                                  ----------  ----------   ------------
                                                                  ----------  ----------   ------------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993


     Aggregate annual maturities of long-term debt, including required sinking fund payments and capitalized lease obligations, are as follows as of December 31, 1993 (in thousands):


YEAR ENDED DECEMBER 31,
- - --------------------------------------------------------------
1994..........................................................  $   40,280
1995..........................................................      33,239
1996..........................................................      37,060
1997..........................................................      34,456
1998..........................................................     152,608
Thereafter....................................................     325,279
                                                                ----------
                                                                   622,922
Less unamortized deferred discount............................       7,481
                                                                ----------
                                                                $  615,441
                                                                ----------
                                                                ----------

     (a) On August 12, 1993 the Company issued $275,000,000 of fixed rate senior secured debt securities pursuant to a public offering by RCAC (the '9 3/4% Senior Notes'). Approximately $223,475,000 of the net proceeds from the sale of the 9 3/4% Senior Notes was used to redeem $225,000,000 principal amount of RCAC's senior secured step-up rate notes (the 'Step-up Notes') at a discount of $1,525,000 and $3,288,000 was used to pay related fees and expenses. The remainder of the proceeds is being used for RCAC general corporate purposes, including capital expenditures and potential business acquisitions. The 9 3/4% Senior Notes bear interest at an annual rate of 9 3/4% and mature in 2000. The 9 3/4% Senior Notes are secured by (i) all of the capital stock and substantially all of the personal property of Royal Crown and Arby's, and (ii) a pledge by CFC Holdings of all of the capital stock of RCAC. RCAC's obligations with respect to the 9 3/4% Senior Notes are guaranteed by Royal Crown and Arby's. The 9 3/4% Senior Notes are redeemable at the option of the Company at amounts commencing at 102.786% of principal commencing August 1998 decreasing to 101.393% in August 1999. In addition, should RCAC consummate an initial public equity offering, RCAC may at any time prior to August 1, 1996 redeem up to $91,667,000 of the 9 3/4% Senior Notes at 110% of principal with the net proceeds of such public offering. RCAC incurred approximately $14,700,000 of fees and expenses in connection with the issuance of the 9 3/4% Senior Notes which are recorded as deferred financing costs.

     On September 24, 1993 RCAC entered into a three-year interest rate swap agreement (the 'Swap Agreement') in the amount of $137,500,000. Under the Swap Agreement, interest on $137,500,000 is paid by RCAC at a floating rate which is based on the 180-day London Interbank Offered Rate ('LIBOR') (3.50% at December 31, 1993) and RCAC receives interest at a fixed rate of 4.72%. The LIBOR floating rate was set as of September 24, 1993 at 3.375% through February 1, 1994. Subsequent to February 1, 1994 the floating rate is retroactively reset at the end of each six-month calculation period through July 31, 1996 and on September 24, 1996. The transaction effectively changes RCAC's interest rate on $137,500,000 of its debt from a fixed rate to a floating rate basis. The differential to be paid or received will be amortized to interest expense over the three-year life of the Swap Agreement. As of December 31, 1993 the fair value of the Swap Agreement was a liability of approximately $1,100,000 which is the estimated amount RCAC would pay to terminate the Swap Agreement, as quoted by the financial institution. The Swap Agreement has been entered into with a major financial institution which, therefore, is expected to be able to fully perform under the terms of the agreement, thereby mitigating any credit risk of the transaction.

     (b) Graniteville and its subsidiary, C.H. Patrick & Co., Inc. ('C.H. Patrick'), have a $180,000,000 senior secured credit facility (the 'Graniteville Credit Facility') with Graniteville's commercial lender. The Graniteville Credit Facility provides for a senior secured revolving credit loans of up to $100,000,000 (the 'Revolving Loan') with a $7,500,000 sublimit for letters of credit and an $80,000,000

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

senior secured term loan (the 'Term Loan') and expires in 1998. As part of the Graniteville Credit Facility, Graniteville's commercial lender factors Graniteville's and C.H. Patrick's receivables, with credit balances assigned to secure the Graniteville Credit Facility (the 'Factoring Arrangement').

     Borrowings under the Revolving Loan bear interest, at Graniteville's option, at either the prime rate plus 1.25% per annum or the 90-day LIBOR plus 3.00% per annum. If the unpaid principal balance of the Term Loan is less than $55,000,000, the interest rate on the Revolving Loan will be reduced to the prime rate plus 1.00% or the 90-day LIBOR rate plus 2.75%. All LIBOR loans will have a 90-day interest period and will be limited to one-half of the total borrowings under the Graniteville Credit Facility. The borrowing base for the
Revolving Loan will be the sum of 90% of accounts receivable which are credit-approved by the factor ('Credit Approved Receivables'), plus 85% of all other eligible accounts receivable, plus 65% of eligible inventory, provided that advances against eligible inventory shall not exceed $35,000,000 at any one time. Graniteville, in addition to the aforementioned interest, pays a commission of 0.45% on all Credit-Approved Receivables, including a 0.20% bad debt reserve which will be shared equally by Graniteville's commercial lender and Graniteville after deducting customer credit losses.

     The Term Loan is repayable $11,500,000 during calendar 1994 and $12,000,000 per year from 1995 through 1997, with a final payment of $25,000,000 due in April 1998. Until the unpaid principal of the Term Loan is equal to or less than $60,000,000 at the end of any fiscal year, Graniteville must make mandatory prepayments in an amount equal to 50% of Excess Cash Flow, as defined, for such fiscal year. The Term Loan bears interest at the prime rate plus 1.75% per annum or the 90-day LIBOR plus 3.5% per annum. When the unpaid principal balance of the Term Loan is less than $55,000,000, the interest rate thereon will be reduced to the prime rate plus 1.375% or the 90-day LIBOR plus 3.125%. In each case, LIBOR loans are limited to one-half of the total borrowings under the Graniteville Credit Facility. In the event that Graniteville prepays the Term Loan, in whole or in part, prior to April 23, 1996, then a prepayment fee shall be payable as follows: 2% of the amount prepaid if the prepayment occurs prior to April 23, 1994, 1% of the prepayment if prior to April 23, 1995 and 1/2 of 1% if prior to April 23, 1996.

     The Graniteville Credit Facility is secured by all of the assets of Graniteville and the assets and stock of C.H. Patrick, including all accounts receivable, notes (including a note receivable from Triarc of $66,600,000 excluding capitalized interest), inventory, machinery and equipment, trademarks, patents and other intangible assets, and all real estate. Additionally, Triarc has unconditionally guaranteed all obligations under the Graniteville Credit Facility. As collateral for such guarantee, Triarc pledged (i) 51% of the issued and outstanding stock of Graniteville (subject to pre-existing pledge of such stock in connection with a Triarc intercompany note payable to SEPSCO in the principal amount of $26,538,000), and (ii) the 71.1% of the issued and outstanding common stock of SEPSCO owned by Triarc prior to the SEPSCO Merger discussed in Note 24.

     (c) SEPSCO is required to retire annually, through a mandatory sinking fund, $9,000,000 principal amount of its 11 7/8% senior subordinated debentures (the '11 7/8% Debentures') through 1997 with a final payment of $27,000,000 due in 1998.

     (d) National Propane is required to retire annually through a mandatory sinking fund, $7,000,000 principal amount of its 13 1/8% senior subordinated debentures (the '13 1/8% Debentures') through 1998 with a final payment of $21,000,000 due in 1999.

     (e) The equipment notes were issued by NPC Leasing Corp. ('NPC Leasing' -- a wholly owned subsidiary of National Propane) and are secured by vehicles and other equipment under lease to the Company, and in certain cases are guaranteed by Triarc and/or National Propane. Upon the sale of certain of the discontinued operations of SEPSCO as described in Note 4, $24,394,000 of equipment notes were repaid prior to maturity during Transition 1993.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The Company's debt agreements contain various covenants which (a) require meeting certain financial amount and ratio tests; (b) limit, among other items,
(i) the incurrence of indebtedness, (ii) the retirement of certain debt prior to maturity, (iii) investments, (iv) asset dispositions, (v) capital expenditures and (vi) affiliate transactions other than in the normal course of business; and
(c) restrict the payment of dividends by Triarc's principal subsidiaries to Triarc. As of December 31, 1993 National Propane had $16,897,000 available for the payment of dividends and SEPSCO could not pay any dividends. Graniteville is unable to pay any dividends prior to December 31, 1995. While there are no restrictions applicable to CFC Holdings, CFC Holdings would be dependent upon cash flows from RCAC to pay dividends and as of December 31, 1993 RCAC was unable to pay any dividends or make any loans or advances to CFC Holdings.

     The fair value of the 9 3/4% Senior Notes was approximately $7,000,000 higher than their carrying value as of December 31, 1993. The fair values of the 13 1/8% Debentures were approximately $4,700,000 and $3,300,000 higher than their carrying values of $52,185,000 and $52,722,000 as of April 30, 1993 and December 31, 1993, respectively. The fair values of the Senior Notes and the 13 1/8% Debentures were based on quoted market prices. The fair values of the 11 7/8% Debentures were approximately $5,400,000 and $5,500,000 higher than their carrying values of $57,718,000 and $58,797,000 as of April 30, 1993 and December 31, 1993. The 11 7/8% Debentures trade infrequently and the fair values are based on the latest available list prices. The fair values of the Revolving Loan and the Term Loan under the Graniteville Credit Facility approximated their carrying values as of April 30, 1993 and December 31, 1993 due to their floating interest rates. The fair value of the Step-up Notes approximated their carrying value of $225,000,000 as of April 30, 1993 based on their intended refinancing and redemption subsequent to April 30, 1993. The fair value of Triarc's 9 1/2% note payable was approximately equal to its carrying value on December 31, 1993 due to its issuance effective that day. The carrying value of all other long-term debt also approximated fair value based on then-current market rates for similar securities as of April 30, 1993 and December 31, 1993.

(16) EXTRAORDINARY ITEMS

     The Company recorded an extraordinary credit relating to the utilization of net operating loss carryforwards of $703,000 in Fiscal 1991.

     In connection with the early extinguishment of debt, the Company recognized an extraordinary charge of $6,611,000 during Fiscal 1993, representing the write-off of unamortized deferred financing costs of $3,741,000 and the payment of prepayment penalties of $6,651,000, less $3,781,000 of income tax benefit.

     In connection with the early extinguishment of the Step-up Notes and the retirement of the 16 1/4% senior subordinated debentures and 16 7/8%
subordinated debentures (collectively, the 'RCAC Debentures') previously reacquired, the Company recognized an extraordinary charge of $448,000, net of $241,000 of income tax benefit during Transition 1993. Such pre-tax charge consisted of the write-off of unamortized deferred financing costs of $1,632,000 on the Step-up Notes and $582,000 on the RCAC Debentures partially offset by $1,525,000 of discount resulting from the redemption of the Step-up Notes.

(17) REDEEMABLE PREFERRED STOCK

     The Company's redeemable convertible preferred stock (the 'Redeemable Preferred Stock') has a stated and liquidation value of $12.00 per share and bears a cumulative annual dividend of 8 1/8% payable semi-annually. The Redeemable Preferred Stock is mandatorily redeemable on April 23, 2005 at $12.00 per share plus accrued but unpaid dividends and is redeemable at the option of the Company commencing on April 23, 1998 at prices commencing at $12.84 in 1998 and decreasing annually thereafter by $0.12 to $12.00 in 2005.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     If at any time during the period from April 23, 1996 to April 23, 1998, the closing price per share of Triarc's Class A common stock, par value $.10 per share (the 'Class A Common Stock'), is at least $18.50 per share for at least 20 of 30 consecutive trading days, Triarc can within 30 days thereafter require conversion of all, but no less than all, of the Redeemable Preferred Stock into Class A or Class B (see Note 18) Common Stock at a conversion price of $14.40 per share. If such conversion is required by Triarc, then, within 30 days after such conversion, the holders of such common stock into which the Redeemable
Preferred Stock was converted shall have the unconditional right to require Triarc to purchase all or part of such common stock at $21.00 per share. The Redeemable Preferred Stock will be convertible, in whole or in part, by the holder thereof at any time into shares of Triarc's Class B common stock, par value $.10 per share (the 'Class B Common Stock'), at a conversion price of $14.40 per share or a total of 4,985,722 shares (the 'Conversion Shares'), which, if held by a person or persons not affiliated with Posner, are convertible into the same number of shares of Class A Common Stock. Triarc has reserved 4,985,722 shares of Class B Common Stock in accordance herewith. If held by a person or persons not affiliated with Posner, the Redeemable Preferred Stock is convertible directly into shares of Class A Common Stock at a conversion price of $14.40 per share. However, Triarc has certain rights of first refusal if shares of the Redeemable Preferred Stock are offered to a person or person not affiliated with Posner.

(18) STOCKHOLDERS' EQUITY (DEFICIT)

     The Company has 75,000,000 authorized shares of Class A Common Stock and 12,000,000 authorized shares of Class B Common Stock as of December 31, 1993. The Class B Common Stock is identical to the Class A Common Stock, except that Class A Common Stock has one vote per share and Class B Common Stock is non-voting. Under certain circumstances, each share of Class B Common Stock is convertible into one share of Class A Common Stock. No Class B Common Stock has been issued. A summary of the changes in the number of issued shares of Class A Common Stock is as follows (in thousands):

                                                                 FISCAL     FISCAL     FISCAL     TRANSITION
                                                                  1991       1992       1993         1993
                                                                ---------  ---------  ---------   ----------
Number of shares at beginning of period.......................     26,968     26,973     27,006     27,984
Common stock issued:
     Issuance of 833,332 common shares to affiliates of
       Donaldson, Lufkin and Jenrette Securities Corporation
       and of Merrill Lynch & Co. in connection with the
       Change in Control and related refinancings.............     --         --            833      --
     Conversion of $.60 and $.35 preferred stock..............          1          2        130      --
     Conversion of debentures.................................          4         31         15      --
                                                                ---------  ---------  ---------   ----------
Number of shares at end of period.............................     26,973     27,006     27,984     27,984
                                                                ---------  ---------  ---------   ----------
                                                                ---------  ---------  ---------   ----------

     A summary of the changes in the number of shares of Class A Common Stock held in treasury is as follows (in thousands):

                                                                      FISCAL     FISCAL     FISCAL     TRANSITION
                                                                       1991       1992       1993         1993
                                                                     ---------  ---------  ---------   ----------
Number of shares at beginning of period............................      1,117      1,117      1,117       6,832
Common shares acquired in exchange for Redeemable Preferred Stock
  (Note 17)........................................................     --         --          5,983      --
Restricted stock grants (see below)................................     --         --           (268)       (171)
                                                                     ---------  ---------  ---------   ----------
Number of shares at end of period..................................      1,117      1,117      6,832       6,661
                                                                     ---------  ---------  ---------   ----------
                                                                     ---------  ---------  ---------   ----------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The Company has 7,000,000 authorized shares of preferred stock as of December 31, 1993, excluding the 6,000,000 shares of Redeemable Preferred Stock. Such preferred stock has been designated as Serial Preferred Stock, $.10 par value (5,000,000 shares) and Junior Serial Preferred Stock, $.10 par value (2,000,000 shares). No Serial Preferred Stock or Junior Serial Preferred Stock has been issued. Prior to Transition 1993, Triarc had $.60 preferred stock and $.35 preferred stock which were convertible into 7.789 and 4.439 shares of Class A Common Stock, respectively, and were redeemable at their respective redemption prices of $20.00 and $5.50 per share.

     A summary of the changes in the number of shares of issued preferred stock is as follows (in thousands):

                                                                                   FISCAL    FISCAL    FISCAL
                                                                                    1991      1992      1993
                                                                                   ------    ------    ------
Number of shares at beginning of year...........................................      31        31        31
Conversions into common stock...................................................    --        --         (29)
Redemptions.....................................................................    --        --          (2)
                                                                                      --        --
                                                                                                       ------
Number of shares at end of year.................................................      31        31      --
                                                                                      --        --
                                                                                      --        --
                                                                                                       ------
                                                                                                       ------

     'Other stockholders' equity (deficit)' consisted of the following (in thousands):

                                                                            APRIL 30,
                                                                         ---------------    DECEMBER 31,
                                                                         1992     1993          1993
                                                                         ----    -------    ------------
Unearned compensation.................................................   $--     $(4,824)     $ (7,304)
Net unrealized gains on marketable securities of insurance operations,
  net of minority interests...........................................    177        416             8
                                                                         ----    -------    ------------
                                                                         $177    $(4,408)     $ (7,296)
                                                                         ----    -------    ------------
                                                                         ----    -------    ------------

     The Company has an amended and restated 1993 equity participation plan (the 'Equity Plan') under which certain directors, officers, key employees and consultants are granted restricted stock and stock options. The Equity Plan provides for a maximum of 3,500,000 shares of Class A Common Stock to be granted as restricted stock or issued on the exercise of options.

     Grantees of restricted stock are entitled to receive dividends and have voting rights, but do not receive full beneficial ownership until the required vesting period of three to four years has been completed and until certain other requirements, if any, have been met. For Fiscal 1993 and Transition 1993, respectively, 268,000 and 171,500 shares (including 150,000 shares granted to certain of the members of a special committee of Triarc's Board of Directors -- see Note 24) of restricted Class A Common Stock were granted. Such restricted shares were granted from the Company's treasury stock. The market value of the Company's Class A Common Stock ranged from $18.00 to $31.75 resulting in aggregate unearned compensation of $4,824,000 for Fiscal 1993 and $3,983,000 for Transition 1993 which is being amortized to compensation expense over the applicable vesting period. Compensation expense applicable thereto was $1,503,000 in Transition 1993 (including $147,000 for 10,000 shares of restricted stock whose vesting was accelerated effective December 31, 1993); in Fiscal 1993 such expense was not significant. Subsequent to December 31, 1993 an additional 51,750 additional shares of restricted stock were granted at an aggregate market value at the date of grant of $1,109,000.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     A summary of changes in outstanding stock options, none of which were exercisable as of December 31, 1993, is as follows:

                                                       FISCAL 1993                  TRANSITION 1993
                                                --------------------------    ---------------------------
                                                NUMBER OF                     NUMBER OF
                                                  SHARES      OPTION PRICE      SHARES      OPTION PRICE
                                                ----------    ------------    ----------    -------------
Balance at beginning of period...............      --                         1,736,500     $       18.00
Granted......................................   1,736,500        $18.00         308,500     $20.00-$30.75
Terminated...................................      --                           (72,500 )   $18.00-$20.00
                                                ----------                    ----------
Balance at end of period.....................   1,736,500        $18.00       1,972,500     $18.00-$30.75
                                                ----------                    ----------
                                                ----------                    ----------

     Options granted, net of terminations, in Transition 1993 included 275,000 options issued at an option price of $20.00 which was below the $31.75 fair market value of the Class A Common Stock at the date of grant representing an aggregate difference of $3,231,000. Such amount is being recorded as compensation expense over the applicable vesting period of one to five years. Compensation expense related thereto was $231,000 for Transition 1993.

     Subsequent to December 31, 1993 an additional 502,000 stock options were granted at option prices ranging from $21.00 to $24.125 representing the fair market value per share of Class A Common Stock at the dates of grant.

     The Company has an aggregate 8,046,222 shares of Class A Common Stock reserved for issuance as of December 31, 1993 in connection with the Equity Plan and the conversion, should it occur, of the Redeemable Preferred Stock.

(19) PENSION AND OTHER BENEFIT PLANS

     The Company provides or provided defined benefit plans for employees of certain subsidiaries. Prior to Fiscal 1991, all of the plans were temporarily frozen pending review by management with respect to required changes necessary to comply with the non-discrimination rules promulgated by the Tax Reform Act of 1986 and subsequent legislation. During 1991 the IRS issued final regulations regarding such non-discrimination rules and as a result of the unfavorable consequences of such regulations, management of the Company decided in calendar 1992 to freeze the plans permanently and terminate certain of the plans. In accordance therewith, the Company recognized curtailment gains of $1,182,000 and $2,562,000 in Fiscal 1992 and Fiscal 1993, respectively, and a termination gain of $431,000 in Fiscal 1993.

     The components of the net periodic pension cost (benefit) are as follows (in thousands):

                                                                 FISCAL     FISCAL     FISCAL    TRANSITION
                                                                  1991       1992       1993        1993
                                                                 -------    -------    ------    ----------
Current service cost..........................................   $ 1,487    $   389    $  281     $    195
Interest cost on projected benefit obligation.................     1,988      1,419       568          465
Return on plan assets.........................................    (2,120)    (2,255)     (908)      (1,041)
Net amortization and deferrals................................      (178)        21       213          564
                                                                 -------    -------    ------    ----------
     Net periodic pension cost (benefit)......................   $ 1,177    $  (426)   $  154     $    183
                                                                 -------    -------    ------    ----------
                                                                 -------    -------    ------    ----------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The following table sets forth the plans' funded status (in thousands):

                                                            AGGREGATE OF PLANS WHOSE
                                --------------------------------------------------------------------------------
                                           ASSETS EXCEEDED                         ACCUMULATED BENEFITS
                                         ACCUMULATED BENEFITS                        EXCEEDED ASSETS
                                --------------------------------------    --------------------------------------
                                APRIL 30,    APRIL 30,    DECEMBER 31,    APRIL 30,    APRIL 30,    DECEMBER 31,
                                  1992         1993           1993          1992         1993           1993
                                ---------    ---------    ------------    ---------    ---------    ------------
Actuarial present value of
  benefit obligations
     Vested benefit
       obligation............    $ 9,855      $ 4,077        $2,638        $ 3,917      $ 4,056        $4,274
     Non-vested benefit
       obligation............        156           22        --              --              68            78
                                ---------    ---------    ------------    ---------    ---------    ------------
     Accumulated and
       projected benefit
       obligation............     10,011        4,099         2,638          3,917        4,124         4,352
     Plan assets at fair
       value.................    (11,641)      (4,502)       (2,821)        (1,887)      (3,538)       (3,842)
                                ---------    ---------    ------------    ---------    ---------    ------------
     Funded status...........     (1,630)        (403)         (183)         2,030          586           510
     Unrecognized prior
       service costs.........        (18)         (17)       --               (127)       --           --
     Unrecognized net gain
       from plan
       experience............      1,961          163           234             90           60           267
     Unamortized net asset
       (obligation) at
       transition............       (747)         182        --               (704)       --           --
                                ---------    ---------    ------------    ---------    ---------    ------------
Accrued (prepaid) pension
  cost.......................    $  (434)     $   (75)       $   51        $ 1,289      $   646        $  777
                                ---------    ---------    ------------    ---------    ---------    ------------
                                ---------    ---------    ------------    ---------    ---------    ------------

     Significant methods and assumptions used in measuring pension costs for the plans included amortization of gains and losses and plan amendments over the average remaining service lives of participants expected to receive benefits and amortization of the transition asset or liability over 15 years. However, subsequent to Fiscal 1992 the effects of plan amendments and the transition asset or liability were eliminated as a result of the curtailments described above. The expected long-term rate of return on plan assets was 9% for Fiscal 1991, 1992 and 1993 and 8% for Transition 1993. The discount rate was 9% and 7% (for plans terminated in Fiscal 1992) for Fiscal 1991 and 1992, 8% for Fiscal 1993 and 7% for Transition 1993. The effect of the Fiscal 1993 reduction in the discount rate for continuing plans and the aggregate effect of the Transition 1993 reductions in the expected long-term rate of return on plan assets and the discount rate were not material.

     Plan assets as of December 31, 1993 are invested in managed portfolios consisting primarily of common stock (37%), government obligations (36%), commercial paper and demand notes (19%) and other investments (8%).

     Under certain union contracts, the Company is required to make payments to the unions' pension funds based upon hours worked by the eligible employees. In connection with these union plans, the Company provided $1,464,000 in Fiscal 1991, $1,359,000 in Fiscal 1992, $1,290,000 in Fiscal 1993 and $443,000 in
Transition 1993. Information from the administrators of the plans is not available to permit the Company to determine its proportionate share of unfunded vested benefits, if any.

     The Company maintains unfunded medical and death benefit plans for certain retired employees who have reached certain ages and have provided certain minimum years of service. The medical benefits are contributory for some employees and noncontributory for others, while death benefits are noncontributory. Effective May 1, 1992 the Company adopted SFAS No. 106, 'Accounting for

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

Postretirement Benefits Other than Pensions' ('SFAS 106') and, accordingly, provided as 'Cumulative effect of changes in accounting principles, net' the unfunded accumulated postretirement benefit obligation as of that date. Prior to such date, the Company accounted for postretirement obligation payments on a pay-as-you-go basis; in Fiscal 1991 and 1992 such payments were immaterial.

     Net other postretirement benefit expense subsequent to the adoption of SFAS 106 consisted of the following (in thousands):

                                                                                        FISCAL    TRANSITION
                                                                                         1993      1993(A)
                                                                                        ------    ----------
Service cost -- benefit earned during the period.....................................    $  43       $  6
Interest cost on accumulated postretirement benefit obligation.......................      219         92
                                                                                        ------        ---
                                                                                         $ 262       $ 98
                                                                                        ------        ---
                                                                                        ------        ---

     The accumulated other postretirement benefit obligation consists of the following (in thousands):

                                                                                      FISCAL    TRANSITION
                                                                                       1993      1993(A)
                                                                                      ------    ----------
Retirees and dependents............................................................   $2,493      $1,260
Active employees eligible to retire................................................       88          96
Active employees not eligible to retire............................................      305         131
                                                                                      ------    ----------
Accumulated other postretirement benefit obligation................................    2,886       1,487
Unrecognized net loss..............................................................     --          (112)
                                                                                      ------    ----------
Accrued other postretirement cost..................................................   $2,886      $1,375
                                                                                      ------    ----------
                                                                                      ------    ----------

- - ------------

 (a) The Transition 1993 amounts are lower than Fiscal 1993 since a significant portion of such postretirement benefits relate to a non-consolidated subsidiary which was sold.

- - ----------------------------------------------------------
     For measurement purposes, a 12% annual rate of increase in the per capita cost of covered health care benefits was assumed for Fiscal 1993 and Transition 1993. The rate was assumed to decrease one percentage point to 11% for 1994 and continue to decrease one percentage point annually to 6% for 1999 and remain at that level thereafter. The assumed health care cost trend rate effects the amounts reported. To illustrate, increasing such rate by one percentage point in each year would increase the accumulated other postretirement benefit obligation as of December 31, 1993 by approximately $105,000 and the aggregate of the service and interest cost components of the net other postretirement benefit expense for Transition 1993 by approximately $9,500. The discount rate used in determining the net other postretirement benefit expense was 8%; the discount rate used in determining the accumulated other postretirement benefit obligation was 8% and 7% for Fiscal 1993 and Transition 1993, respectively.

     The Company maintains six 401(k) defined contribution plans covering all employees, other than those covered by defined benefit plans or plans under certain union contracts, who meet certain minimum requirements and elect to participate. Employees may contribute various percentages of their compensation ranging up to a maximum of 15%, subject to certain limitations. Certain of the plans provide for Company matching contributions of 25% of employee contributions up to the first 5% of an employee's contributions. The plans also provide for annual contributions either equal to 1/4% of 1% of employee's total compensation or an arbitrary aggregate amount to be allocated by employee. In connection with these employer contributions, the Company provided $590,000, $562,000, $707,000 and $1,373,000 in Fiscal 1991, Fiscal 1992 and Fiscal 1993
and Transition 1993, respectively. Effective in March 1994 the 401(k) plan of one of the Company's subsidiaries was amended such that the subsidiary

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

will match up to 75% of employee contributions, dependent upon years of service but limited to the first 4% of employee contributions.

(20) OTHER INCOME (EXPENSE), NET

     Other income (expense), net consists of the following components (in thousands):

                                                                FISCAL    FISCAL     FISCAL     TRANSITION
                                                                 1991      1992       1993         1993
                                                                ------    -------    -------    ----------
Interest income..............................................   $6,838    $ 3,543    $ 1,716     $  1,619
Gains on repurchases of debentures for sinking funds (Note
  15)........................................................    3,510      4,650        117       --
Charges related to certain shareholder and other litigation
  (Notes 24 and 25)..........................................   (6,019)    (3,411)    (9,300)      (6,074)
Gain (loss) on sales of assets, net..........................   (1,915)       338      2,974        1,006
Reduction to net realizable value of certain assets held for
  sale.......................................................     --        --        (3,800)      (3,292)
Settlement of accrued rent balance (Note 22).................     --        --         8,900       --
Commitment fees and other compensation costs relating to a
  proposed financing not consummated (Note 25)...............     --        --        (3,200)      --
Reduction in previously accrued rent amounts and allocation
  to affiliates of a portion of previously accrued settlement
  costs......................................................    2,900      --         --          --
Other expense, net (Notes 5 and 25)..........................    4,462      1,422      1,673       (1,250)
                                                                ------    -------    -------    ----------
                                                                $9,776    $ 6,542    $  (920)    $ (7,991)
                                                                ------    -------    -------    ----------
                                                                ------    -------    -------    ----------

(21) CHANGES IN ACCOUNTING PRINCIPLES

     Effective May 1, 1992 the Company changed its accounting for income taxes and postretirement benefits other than pensions in accordance with SFAS 109 and SFAS 106, respectively. The Company's adoption of such standards resulted in a charge of $6,388,000 to the Company's results of operations for Fiscal 1993. Such charge consisted of $4,852,000, net of applicable minority interests, and $1,536,000, net of applicable income taxes and minority interests, related to SFAS 109 and SFAS 106, respectively, and is reported as the 'Cumulative effect of changes in accounting principles' in the accompanying consolidated statement of operations for Fiscal 1993.

(22) TRANSACTIONS WITH RELATED PARTIES

     Triarc provided certain management services including, among others, legal, accounting, income taxes, insurance and financial services to certain former affiliates through October 1993 when such services to former affiliates were discontinued. In Fiscal 1991, 1992 and 1993 and Transition 1993, respectively, $7,437,000, $8,084,000, $6,640,000 and $156,000, including interest on past due balances but excluding charges relating to leased space, were charged to former affiliates. Until January 31, 1994 Triarc also leased space on behalf of its subsidiaries and former affiliates from a trust for the benefit of Victor Posner and his children. In Fiscal 1991, 1992, 1993 and Transition 1993 respectively, $9,245,000, $8,575,000, $6,616,000 and $2,896,000 was charged to the Company for the  cost of such leased space  and $1,946,000, $1,124,000, $826,000 and $24,000 of such costs was charged by the Company to former affiliates. At April 30, 1992 Triarc owed rent and late charges aggregating $14,550,000, which was included in 'Accounts payable'. In connection with the Change in Control, all outstanding rent obligations for such leased space aggregating approximately $20,638,000 were settled on April 23, 1993 for $11,738,000 resulting in a rent reduction credit of approximately $8,900,000 included in 'Other

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

income (expense), net' in the accompanying consolidated statement of operations for Fiscal 1993. In July 1993, Triarc gave notice to terminate the lease effective January 31, 1994 and recorded a charge of approximately $13,000,000 included in 'Facilities relocation and corporate restructuring' in Fiscal 1993 to provide for the remaining payments on the lease subsequent to its cancellation. As described below, certain amounts due from former affiliates under such cost sharing arrangements were reserved and reallocated among Triarc's subsidiaries and the other participants in such cost sharing arrangements.

     During Transition 1993, the Company sold a yacht and certain other assets having a net book value of approximately $400,000 to an entity owned by Victor Posner for cash sales prices aggregating approximately $310,000.

     Insurance and Risk Management, Inc. ('IRM'), a former affiliate, acted as agent or broker through April 1993 in connection with certain insurance coverage obtained by the Company and provided claims processing services for the Company. Commissions and payments for such services to IRM amounted to $1,727,000 in Fiscal 1991, $1,778,000 in 1992 and $1,591,000 in 1993.

     The Company uses two airplanes and a helicopter owned by Triangle Aircraft Services Corporation ('TASCO'), a company owned by Messrs. Peltz and May. Prior to October 1, 1993 the Company paid TASCO for such use at a rate equal to TASCO's direct out-of-pocket expenses, excluding fuel, oil and lubricants, plus two times the cost of fuel, oil and lubricants. The Company incurred usage fees under this arrangement of $754,000 and $681,000 during Fiscal 1993 and the first five months of Transition 1993, respectively. On October 1, 1993 the Company began leasing the aircraft from TASCO for an aggregate annual rent of $2,200,000. In connection with such lease the Company had rent expense for the last three months of Transition 1993 of $550,000. Pursuant to this arrangement, the Company also pays the operating expenses of the aircraft directly to third parties.

     The Company subleases from an affiliate of Messrs. Peltz and May approximately 26,800 square feet of furnished office space in New York, New York owned by an unaffiliated third party. In addition, until October 26, 1993, the Company also sublet from another affiliate of Messrs. Peltz and May approximately 32,000 square feet of office space in West Palm Beach, Florida owned by an unaffiliated landlord. Subsequent to October 26, 1993, the Company assumed the lease for approximately 17,000 square feet of the office space in West Palm Beach. The sublease for the remaining approximate 15,000 square feet in West Palm Beach expires in September 1994. The aggregate amount paid by the Company with respect to such subleases, including operating expenses and net of amounts received by the Company for sublease of a portion of such space of $238,000, was $1,510,000 during Transition 1993, which is less than the aggregate amount such affiliates paid to the unaffiliated landlords but represents amounts the Company believes it would pay to an unaffiliated third party for similar improved office space. Messrs. Peltz and May have guaranteed to the unaffiliated landlords the payment of rent for the New York and West Palm Beach office space.

     Until February 1994, an affiliate of Messrs. Peltz and May leased an apartment in New York City. Commencing June 1, 1993, such apartment was used by executives of the Company and, in connection therewith, the Company reimbursed such affiliate for $193,000 of rent for the apartment for the last seven months of Transition 1993.

     NPC Leasing leases vehicles and other equipment to subsidiaries and, prior to Transition 1993, to former affiliates under long-term lease obligations which are accounted for as direct financing leases. Lease billings by NPC Leasing to former affiliates during Fiscal 1991, 1992 and 1993 were approximately $1,182,000, $703,000 and $144,000, respectively. Subsequent to Fiscal 1993, NPC Leasing has not provided any services to, nor is any material receivable due to NPC Leasing from, any former affiliate.

     In connection with certain cost sharing agreements, advances, insurance premiums, equipment leases and accrued interest, the Company had receivables due from APL Corporation ('APL'), a former affiliate, aggregating $38,120,000 as of April 30, 1992, against which a valuation allowance of $34,713,000 was recorded. During Fiscal 1993 the Company provided an additional $9,863,000, of which

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

$3,570,000 was provided during the fourth quarter, for the unreserved portion of the receivable at April 30, 1992 and additional net billings in 1993. APL has experienced recurring losses and other financial difficulties in recent years and in June 1993 APL became a debtor in a proceeding under Chapter 11 of the Federal bankruptcy code. Accordingly, the Company wrote off the full balance of the APL receivables and related allowance of $44,576,000 during Fiscal 1993. See
Note 23 for discussion of APL's claims against the Company.

     The Company also had secured receivables from Pennsylvania Engineering Corporation ('PEC'), a former affiliate, aggregating $6,664,000 as of April 30, 1992 against which a $3,664,000 valuation allowance was recorded. During the fourth quarter of Fiscal 1993, the Company provided an additional $3,000,000 for the unreserved portion of the receivables. PEC had also filed for protection under the bankruptcy code and, moreover, the Company has significant doubts as to the net realizability of the underlying collateral.

     Pursuant to  an agreement  dated as  of  October 1,  1992 entered  into  in connection with the Change in Control, Triarc agreed to reimburse DWG Acquisition for certain of the reasonable, out-of-pocket expenses incurred by DWG Acquisition in connection with services rendered by it to Triarc without charge relating to the refinancing and restructuring of Triarc and subsidiaries and other transactions beneficial to Triarc and its subsidiaries. Pursuant to such agreement, Triarc reimbursed DWG Acquisition for $229,000 in expenses during Fiscal 1993, which amount related principally to travel, reproduction and delivery expense.

     During Fiscal 1993 and Transition 1993, Triarc and its subsidiaries paid Rosen & Reade, a law firm, approximately $1,744,000 and approximately $1,127,000, respectively, on account of legal services rendered to Triarc and its subsidiaries. A director of Triarc is a partner of such firm.

     See also Notes 3, 13, 17 and 25 with respect to certain other transactions with related parties.

(23) LEASE COMMITMENTS

     The Company leases buildings and improvements, machinery and equipment and transportation equipment for periods that vary between one and twenty years. Some leases provide for contingent rentals based upon sales volume, mileage or production.

     Rental expense consists of the following components (in thousands):

                                                              FISCAL     FISCAL     FISCAL     TRANSITION
                                                               1991       1992       1993         1993
                                                              -------    -------    -------    ----------
Minimum rentals............................................   $14,150    $15,329    $14,874     $ 12,305
Contingent rentals.........................................     1,077        986      1,021        1,117
Lease termination charge (Note 21).........................     --         --        13,000       --
                                                              -------    -------    -------    ----------
                                                               15,227     16,315     28,895       13,422
Less sublease income.......................................       621        634        593          894
                                                              -------    -------    -------    ----------
                                                              $14,606    $15,681    $28,302     $ 12,528
                                                              -------    -------    -------    ----------
                                                              -------    -------    -------    ----------

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The Company's future minimum rentals for leases having an initial lease term in excess of one year as of December 31, 1993 were as follows (in thousands):

                                                                        CAPITALIZED    OPERATING    SUBLEASE
                                                                          LEASES        LEASES       INCOME
                                                                        -----------    ---------    --------
1994.................................................................     $ 2,564       $12,772      $  968
1995.................................................................       2,498        10,975         959
1996.................................................................       2,384         8,001         632
1997.................................................................       2,141         6,127         531
1998.................................................................       1,863         5,600         386
Thereafter...........................................................       9,841        33,659         278
                                                                        -----------    ---------    --------
Total minimum payments...............................................      21,291       $77,134      $3,754
                                                                                       ---------    --------
                                                                                       ---------    --------
Less interest........................................................       9,218
                                                                        -----------
Present value of minimum capitalized lease payments..................     $12,073
                                                                        -----------
                                                                        -----------

     Present value of minimum capitalized lease payments is included, as applicable, with long-term debt or the current portion of long-term debt in the accompanying consolidated balance sheets (See Note 15).

     Subsequent to December 31, 1993 RC Leasing, Inc., a wholly-owned subsidiary of RCAC incorporated in January 1994, entered into a master lease agreement for the lease of cold beverage vending machines with an aggregate cost not to exceed $14,300,000 for a lease term of four years. RCAC will sublease such vending machines to its bottlers at substantially the same rentals and lease terms as its lease commitment.

(24) LEGAL MATTERS

     Triarc and certain of its present and former directors were defendants in certain litigation brought in the United States District Court for the Northern District of Ohio (the 'Ohio Court'). In April 1993, the Ohio Court entered a final order approving a modification (the 'Modification') which modified the terms of a previously approved stipulation of settlement in such litigation. The Modification resulted in the dismissal, with prejudice, of all actions before the Ohio Court. The Company recorded charges to operations for related legal fees of $219,000 and $2,004,000 in Fiscal 1991 and 1992, respectively, and $6,225,000 in Fiscal 1993, included in 'Other income (expense), net' in the accompanying consolidated statements of operations.

     In December 1990 a purported shareholder derivative suit (the 'SEPSCO Litigation') was brought against SEPSCO's directors at that time and certain corporations, including Triarc, in the United States District Court for the Southern District of Florida (the 'District Court'). On October 18, 1993, Triarc entered into a settlement agreement (the 'SEPSCO Settlement') with the plaintiff (the 'Plaintiff') in the SEPSCO Litigation. The SEPSCO Settlement provided, among other things, that SEPSCO would be merged into, or otherwise acquired by, Triarc or an affiliate thereof, in a transaction in which each holder of shares of SEPSCO's common stock (the 'SEPSCO Common Stock') other than the Company will receive in exchange for each share of SEPSCO Common Stock, 0.8 shares of Triarc's Class A Common Stock. On November 22, 1993 Triarc and SEPSCO entered into a merger agreement (the 'SEPSCO Merger'). The SEPSCO Settlement was approved by the District Court on January 11, 1994 and the SEPSCO Merger was approved on April 14, 1994 by SEPSCO's stockholders other than the Company. The Merger was consummated on April 14, 1994 pursuant to which a subsidiary of Triarc was merged into SEPSCO in the manner described in the SEPSCO Settlement. Following the SEPSCO Merger, the Company owns 100% of the SEPSCO Common Stock. The SEPSCO Settlement also provides that Plaintiff's counsel and financial advisor will be paid, subject to court approval, cash not to exceed $1,250,000 and $50,000, respectively. An aggregate $1,700,000 including such costs together with

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

estimated Company legal costs of $400,000 were provided for in Fiscal 1993 and included in 'Other income (expense), net'. Triarc estimates that an aggregate $5,000,000 of the value of its Class A Common Stock to be issued in the SEPSCO Merger represents settlement costs of the SEPSCO Litigation including the $1,250,000 of Plaintiff's counsel fees previously accrued in Fiscal 1993. The remaining $3,750,000, together with $2,300,000 of additional estimated expenses of the SEPSCO Settlement and the issuance of Triarc's Class A Common Stock, were provided in Transition 1993 since it was during such period that the Company determined that the litigation settlement was more likely than not to be approved by the District Court. Such provision in Transition 1993 was allocated $5,050,000 to 'Other income (expense), net' for the SEPSCO Settlement and $1,000,000 to 'Additional paid-in capital' for costs associated with the Class A Common Stock to be issued.


     The SEPSCO Merger will be accounted for in accordance with the purchase method of accounting. Accordingly, the Company's additional 28.87% interest in SEPSCO's assets and liabilities will be recorded at their fair values and the Company's minority interest in SEPSCO will be eliminated. The excess of purchase price over the fair value of the additional interest in the net assets acquired will be amortized on a straight-line basis over 30 years. The Company has not yet performed a final evaluation of purchase accounting, and accordingly, cannot presently determine the Goodwill that will result from the SEPSCO Merger. However, assuming that the fair value of the additional interest acquired approximates its book value and based on the market price per share of Triarc's Class A Common Stock on April 14, 1994, the Company's Goodwill would increase by approximately $25,000,000. Such increase in Goodwill is net of the portion of the merger consideration which represents the settlement of the SEPSCO Litigation (see above). Pro forma unaudited condensed summary operating results of the Company for Transition 1993 giving effect to the SEPSCO Merger as if it had been consummated on May 1, 1993, are as follows (in thousands, except per share amount):


Revenues....................................................................................   $703,541
Operating profit............................................................................     29,298
Loss from continuing operations before income taxes.........................................    (23,540)
Provision for income taxes..................................................................     (7,793)
Loss from continuing operations.............................................................    (31,333)
Loss from continuing operations per share(a)................................................      (1.47)

- - ------------

 (a) Loss from continuing operations per share reflects 2,691,822 additional shares of Class A Common Stock that were issued on April 14, 1994 in connection with the SEPSCO Merger.

- - ----------------------------------------------------------
     In 1987  Graniteville was  notified  by the  South Carolina  Department  of
Health   and  Environmental   Control  ('DHEC')   that  it   discovered  certain
contamination of Langley Pond near Graniteville, South Carolina and DHEC asserted that Graniteville may be one of the parties responsible for such contamination. Graniteville entered into a consent decree providing for the study and investigation of the alleged pollution and its sources. The study report, prepared by Graniteville's environmental consulting firm and filed with DHEC in April 1990, recommended that pond sediments be left undisturbed and in place. DHEC responded by requesting that Graniteville submit additional information concerning potential passive and active remedial alternatives, with accompanying supportive information. In May 1991 Graniteville provided this information to DHEC in a report of Graniteville's environmental consulting firm. The 1990 and 1991 reports concluded that pond sediments should be left undisturbed and in place and that other less passive remediation alternatives either provided no significant additional benefits or themselves involved adverse effects on human health, to existing recreational uses or to the existing biological communities. The Company is unable to predict at this time what further actions, if any, may be required in connection with Langley Pond or what the cost thereof may be. However, given the passage of time since the submission of the two reports by

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

Graniteville's environmental consulting firm without any objection or adverse comment on such reports by DHEC and the absence of desirable remediation alternatives, other than continuing to leave the Langley Pond sediments in place and undisturbed as described in the reports, the Company believes the ultimate outcome of this matter will not have a material adverse effect on the Company's consolidated results of operations or financial position.

     As a result of certain environmental audits in 1991, SEPSCO became aware of possible contamination by hydrocarbons and metals at certain sites of SEPSCO's ice and cold storage operations of the refrigeration business and has filed appropriate notifications with state environmental authorities and has begun a study of remediation at such sites. SEPSCO has removed certain underground storage and other tanks at certain facilities of its refrigeration operations and has engaged in certain remediation in connection therewith. Such removal and environmental remediation involved a variety of remediation actions at various facilities of SEPSCO located in a number of jurisdictions. Such remediation varied from site to site, ranging from testing of soil and groundwater for contamination, development of remediation plans and removal in certain instances of certain contaminated soils. Remediation has recently been completed or is ongoing at five sites. In addition remediation will be required at thirteen sites which were sold or leased for the purchaser of the ice operations (see
Note 4) and such remediation will be made in conjunction with the purchaser. Based on preliminary information and consultations with, and certain reports of, environmental consultants and others, SEPSCO presently estimates that its cost of such remediation and/or removal will approximate $3,661,000, of which $1,300,000, $200,000 and $2,161,000 were provided in Fiscal 1991, Fiscal 1992 and Fiscal 1993, respectively. In connection therewith, SEPSCO has incurred actual costs of $1,224,000 through December 31, 1993 and has a remaining accrual of $2,437,000 included in 'Deposits and other liabilities', in Note 4.

     In August 1993, NVF Company ('NVF'), which was affiliated with the Company until the Change in Control, became a debtor in a case filed by its creditors under Chapter 11 of the Federal Bankruptcy Code (the 'NVF Proceedings'). In November 1993 the Company received correspondence from NVF's bankruptcy counsel claiming that the Company and certain of its subsidiaries owed to NVF an aggregate of approximately $2,300,000 with respect to claims for (i) certain claims relating to the insurance of certain of NVF's properties by Chesapeake Insurance, (ii) certain insurance premiums owed by the Company to IRM, a subsidiary of NVF, and (iii) certain liabilities of IRM, 25% of which NVF has alleged the Company to be liable for. The Company intends to vigorously contest such claims. Nevertheless, during Transition 1993 Triarc provided approximately $2,300,000 in 'General and administrative expenses' with respect to claims that might be made by NVF. Triarc believes that the outcome of the NVF Proceedings, after considering the amounts provided, will not have a material adverse effect on the Company's consolidated financial position or results of operations.

     In February 1994, the official committee of unsecured creditors of APL (the 'APL Committee') filed a complaint (the 'APL Complaint') against certain former affiliates, Triarc and certain companies formerly or presently affiliated with Posner or with Triarc, alleging causes of action arising from various transactions allegedly caused by the named former affiliates in breach of their fiduciary duties to APL and resulting in corporate waste, fraudulent transfers and preferences. In the APL Complaint, the APL Committee asserts claims against Triarc for (a) aiding and abetting breach of fiduciary duty, (b) equitable subordination of claims which Triarc may have against APL, (c) declaratory relief as to whether APL has any liability to Triarc and (d) recovery of fraudulent transfers allegedly made by APL to Triarc prior to commencement of the APL proceedings. The APL Complaint seeks an undetermined amount of damages from Triarc, as well as the other relief identified in the preceding sentence. Based upon the results of Triarc's investigation of these matters to date, Triarc does not believe that the outcome of the APL Complaint will have a material adverse effect on the financial position or results of operations of the Company.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The Company is also engaged in ordinary routine litigation incidental to its business. The Company does not believe that the litigation and matters referred to above, as well as such ordinary routine litigation, will have a material adverse effect on its consolidated financial position or results of operations.

(25) SIGNIFICANT FISCAL 1993 AND TRANSITION 1993 CHARGES

     The accompanying consolidated statement of operations for Fiscal 1993 includes the following significant charges recorded in the fourth quarter of Fiscal 1993 (in thousands):

Estimated costs to relocate the Company's headquarters and terminate the lease on its
  existing corporate facilities (see Note 22)................................................   $14,900
Estimated restructuring charges including personnel recruiting and relocation costs, employee
  severance costs and consultant fees........................................................    20,300
Costs related to a five-year consulting agreement extending through April 1998 between the
  Company and its former Vice Chairman.......................................................     6,000
Other restructuring costs....................................................................     1,800
                                                                                                -------
          Total estimated restructuring and facilities relocation charges (i)................    43,000
Write-off of uncollectible notes and other amounts due from former affiliates (see Note 22),
  net of a recovery of $1,430................................................................     5,140(a)
Payment to the Special Committee of the Company's Board of Directors (ii)....................     4,900(b)
Provision for closing of certain non-strategic, Company-owned restaurants and abandoned
  bottling facilities (iii)..................................................................     2,200(b)
Estimated costs to comply with new package labeling regulations (iv).........................     1,500(c)
Reversal of unpaid incentive plan accruals provided in prior years (v).......................    (7,297)(b)
Other........................................................................................     2,246(b)
                                                                                                -------
          Total net charges affecting operating profit.......................................    51,689
Interest accruals relating to income tax matters (see Note 14)...............................     6,109(d)
Costs of certain shareholder and other litigation (vi).......................................     5,947(e)
Settlement of accrued rent balance in connection with the Change in Control (see Note 22)....    (8,900)(e)
Commitment fees and other compensation costs relating to a proposed financing which was not
  consummated (vii)..........................................................................     3,200(e)
Reduction to estimated net realizable value of certain assets held for sale other than
  discontinued operations....................................................................     2,147(e)
Income tax benefit relating to the above net charges.........................................   (15,435)
Provision for income tax contingencies and other tax matters (see Note 14)...................     7,897
Minority interest effect of above net charges................................................    (3,956)
Write-down relating to the impairment of certain unprofitable operations and accruals for environmental remediation and losses on certain contracts in progress of discontinued
  operations, net of income tax benefit and minority interests (see Note 4)..................     5,363
Extraordinary item, net (see Note 16)........................................................     6,611
Cumulative effect of changes in accounting principles, net, retroactively reflected in the
  first quarter (see Note 21)................................................................     6,388
                                                                                                -------
                                                                                                $67,060
                                                                                                -------
                                                                                                -------

- - ------------

 (a) Included in 'Provision for doubtful accounts from affiliates'.

 (b) Included in 'General and administrative expenses'.

                                              (footnotes continued on next page)

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(footnotes continued from previous page)

 (c) Included in 'Advertising, selling and distribution'.

 (d) Included in 'Interest expense'.

 (e) Included in 'Other income (expense), net'.

- - ----------------------------------------------------------
          (i) In Fiscal 1993, results of operations were significantly impacted by facilities relocation and corporate restructuring charges aggregating $43,000,000 consisting of: (a) estimated costs of $14,900,000 to relocate the Company's corporate headquarters and to terminate the lease on its existing corporate facilities; (b) estimated restructuring charges of $20,300,000 including costs associated with hiring and relocating certain new senior management including chief executive officers of the fast food, soft drink and liquefied petroleum gas segments and other personnel recruiting and relocation costs, employee severance costs and consultant fees; (c) total costs of $6,000,000 relating to a five-year consulting agreement (the 'Consulting Agreement') extending through April 1998 between the Company and Steven Posner, the former Vice Chairman of the Company and
     (d) costs of $1,800,000 in connection with a strategic restructuring within the textiles segment. The charges referred to in items (i) through (iii) above related to the Change in Control of the Company described in Note 3. In connection with the Change in Control, Victor Posner and Steven Posner resigned as officers and directors of the Company. In order to induce Steven Posner to resign, the Company entered into the Consulting Agreement with him. The cost related to the Consulting Agreement was recorded as a charge in Fiscal 1993 because the Consulting Agreement does not require any substantial services and the Company does not expect to receive any services that will have substantial value to it. As a part of the Change in Control, the Board of Directors of the Company was reconstituted. The first meeting of the reconstituted Board of Directors was held on April 24, 1993. At that meeting, based on a report and recommendations from a management consulting firm that had conducted an extensive review of the Company's operations and management structure, the Board of Directors approved a plan of decentralization and restructuring which entailed, among other things, the following features: (a) the strategic decision to manage the Company in the future on a decentralized, rather than on a centralized basis; (b) the hiring of new executive officers for Triarc and the hiring of new chief executive officers and new senior management teams for each of Arby's, Royal Crown and National Propane to carry out the decentralization strategy; (c) the termination of a significant number of employees as a result of both the new management philosophy and the hiring of an almost entirely new management team and (iv) the relocation of the corporate headquarters of Triarc and of all of its subsidiaries whose headquarters were located in South Florida, including Arby's, Royal Crown and SEPSCO as well as the relocation of the headquarters of National Propane. In connection with (b) above, in April 1993 the Company entered into employment agreements with the new president and chief executive officers of Royal Crown, Arby's and National Propane. Accordingly, the Company's cost to relocate its corporate headquarters and terminate the lease on its existing corporate facilities ($14,900,000), and estimated corporate restructuring charges of $20,300,000 including costs associated with hiring and relocating new senior management and other personnel recruiting and relocation costs, employee severance costs and consulting fees, all stemmed from the decentralization and restructuring plan formally adopted at the April 24, 1993 meeting of the Company's reconstituted Board of Directors.

          (ii)  In  accordance  with  certain  court  proceedings  and   related
     settlements, five directors, including three court-appointed directors, were appointed in 1991 to serve on the Special Committee of the Company's Board of Directors. Such committee was empowered to review and pass on transactions between Triarc and Victor Posner, the then largest shareholder of the

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     Company, and his affiliates. A success fee was paid to the Special Committee attributable to the Change in Control in the aggregate cash amount of $4,900,000.

          (iii) The provision for closing of certain non-strategic company-owned restaurants and abandoned bottling facilities relates to the decision of new management to close unprofitable facilities. Prior management was of the opinion that over time it could dispose of these facilities at no loss to the Company. New management intends, however, to significantly accelerate the disposal of the abandoned bottling facilities and, as such, it is unlikely to be able to realize the net book value of the facilities. In addition, the Company provided for anticipated additional environmental clean-up costs it expects will be incurred in connection with the acceleration of the disposal of the facilities.

          (iv) The Company is required to change the labeling on all of its Royal Crown products as a result of the Food and Drug Administration Regulations (the 'Regulations') issued pursuant to the Nutrition Labeling and Education Act (the 'Act') of 1990. The Regulations which provided the necessary guidance to implement the requirements of the Act were issued in January 1993. At that time the Company was able to estimate the cost of compliance and accordingly recorded a provision of $1,500,000.

          (v) The Company maintained a management incentive plan the ('Incentive Plan') which provided discretionary awards requiring approval of the Board of Directors. Additionally, awards to Victor and Steven Posner, the Chairman and Chief Executive Officer and Vice Chairman, respectively, until the April 23, 1993 Change in Control, required approval by the Special Committee. The Company made provisions for such awards in years prior to 1993 although no payments were made under the Incentive Plan in 1990 because of cash flow constraints and subsequent thereto because of the Special Committee's refusal to approve any awards to Victor and Steven Posner. Nevertheless, the Company continued to make provisions because if certain shareholder litigation involving the Company had been resolved favorably to Victor Posner or if the term of the Special Committee had expired during the period of Victor Posner's control of the Company, it was likely that all or some of the incentive compensation would be paid. In April 1993, in connection with the Change in Control of the Company, Victor Posner and Steven Posner resigned as officers and directors of the Company and its affiliates and the new management of the Company terminated the Incentive Plan. Accordingly, the remaining accrual of $7,297,000 was reversed. The Company believes that it would have no liability if any claims were made pursuant to the terminated Incentive Plan.

          (vi) Includes (a) legal fees and settlement costs aggregating approximately $4,572,000 in connection with the Modification and SEPSCO Litigation described in Note 24 settled or subsequently settled in connection with the Change in Control, (b) settlement costs of approximately $750,000 for litigation involving a former subsidiary settled in August 1993 and (c) settlement costs of approximately $625,000 for litigation involving a former employee settled in May 1993.

          (vii) The Company incurred $3,200,000 of commitment fees and other compensation costs relating to a proposed alternative financing to the Step-up Notes with a syndicate of banks. Such alternative financing was abandoned due to more favorable payment terms and covenants associated with the Step-up Notes.

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

     The accompanying consolidated statement of operations for Transition 1993 includes the following significant charges (in thousands):

Increased reserves for Company and third party insurance and reinsurance
  losses (i).................................................................................   $10,006(a)
Provision for legal matters (ii).............................................................     2,300(a)
                                                                                                -------
          Total charges offsetting operating profit..........................................    12,306
Charges related to the SEPSCO Settlement (See Note 24).......................................     5,050(b)
Reduction to net realizable value of certain assets held for sale other than discontinued
  operations.................................................................................     3,292(b)
Income tax benefit and minority interest effect relating to the above charges................    (2,231)
Increased reserve for income tax contingencies (iii).........................................     7,200
Increased estimated loss on disposal of discontinued operations (See Note 4).................     8,820
                                                                                                -------
                                                                                                $34,437
                                                                                                -------
                                                                                                -------

- - ------------

 (a) Included in 'General and administrative expenses'.

 (b) Included in 'Other income (expense), net'.

- - ----------------------------------------------------------
          (i) The Company increased the reserves at Chesapeake Insurance relating to insurance coverage of the Company and former affiliates, as well as reinsurance coverage which the Company and certain affiliates maintained with unaffiliated insurance companies.

          (ii) The Company increased its reserves for legal matters by $2,300,000, principally for a recently asserted claim by NVF, a former affiliate (see Note 24).

          (iii) The Company increased its reserves for income tax contingencies by $7,200,000 including provisions relating to certain issues being addressed as part of the examinations of the Company's income tax returns by the IRS for the tax years from 1989 through 1992 which commenced during Transition 1993 (see Note 14).

(26) BUSINESS SEGMENTS

     The Company operates in four major segments: textiles, fast food, soft drink and liquefied petroleum gas. The textiles segment manufactures dyes and finishes cotton, synthetic and blended (cotton and polyester) fabrics, primarily for the apparel trade and mainly for two end uses: (1) utility wear and (2) men's, women's and children's sportswear, casual wear and outerwear. The fast food segment operates and franchises Arby's fast food restaurants, the largest franchise restaurant system specializing in roast beef sandwiches. The soft drink segment produces and sells soft drink concentrates under the principal brand names RC COLA, DIET RC COLA, DIET RITE COLA, DIET RITE flavors, NEHI, UPPER 10 and KICK. The liquefied petroleum gas segment distributes and sells liquefied petroleum gas. The other segment includes, as applicable, (a) non-core businesses including (i) insurance and reinsurance (ii) natural gas and oil operations (iii) the operation of certain grapefruit groves and (b) certain businesses sold in January or February 1994 consisting of (i) specialty decorations of glass and ceramic items, (ii) the design, manufacture and servicing of overhead industrial cranes and (iii) the manufacture and distribution of lamps.

     Information concerning the various segments in which the Company operates is shown in the table below. Operating profit is total revenue less operating expenses. In computing operating profit, none of the following items have been included: interest expense, interest income, general corporate expenses, other non-operating income and expenses, and income tax (provision) benefit. See Note 20 for the major components of other income (expense), net. Identifiable assets by segment are those assets that

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

are used in the Company's operations in each segment. General corporate assets consist primarily of cash and cash equivalents and deferred financing costs and, in Fiscal 1991 and Fiscal 1992, notes receivable from affiliates.

     No customer accounted for more than 10% of consolidated revenues in Fiscal 1991, 1992 or 1993 or Transition 1993.

                                                                FISCAL        FISCAL        FISCAL      TRANSITION
                                                                 1991          1992          1993          1993
                                                              ----------    ----------    ----------    ----------
                                                                                 (IN THOUSANDS)
Revenues:
     Textiles..............................................   $  414,174    $  456,402    $  499,060     $ 365,276
     Fast food.............................................      181,293       186,921       198,915       147,460
     Soft drink............................................      138,082       143,830       148,262        98,337
     Liquefied petroleum gas...............................      150,348       141,032       148,790        89,167
     Other.................................................      143,265       146,518        63,247         3,301
                                                              ----------    ----------    ----------    ----------
          Consolidated revenues............................   $1,027,162    $1,074,703    $1,058,274     $ 703,541
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------
Operating profit:
     Textiles..............................................   $   11,970    $   27,753    $   47,203     $  27,595
     Fast food.............................................       12,652        14,271         7,852        12,880
     Soft drink............................................       30,597        36,112        23,461         6,083
     Liquefied petroleum gas...............................       13,628        12,676         3,008         2,014
     Other.................................................      (19,208)       (5,746)      (15,942)       (7,098)
                                                              ----------    ----------    ----------    ----------
          Segment operating profit.........................       49,639        85,066        65,582        41,474
     Interest expense......................................      (66,761)      (71,832)      (72,830)      (44,847)
     Non-operating income (expense), net...................        9,776         6,542          (920)       (7,991)
     General corporate expenses............................      (26,335)      (26,514)      (31,123)      (11,505)
                                                              ----------    ----------    ----------    ----------
          Consolidated loss from continuing operations
            before income taxes and minority interests.....   $  (33,681)   $   (6,738)   $  (39,291)    $ (22,869)
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------
Identifiable assets:
     Textiles..............................................   $  223,450    $  215,215    $  281,544     $ 300,643
     Fast food.............................................       90,231        88,236        99,455       104,605
     Soft drink............................................      161,789       183,942       184,364       186,353
     Liquefied petroleum gas...............................      117,093       109,432       123,341       101,399
     Other.................................................      129,886       122,035        62,715        26,075
                                                              ----------    ----------    ----------    ----------
          Total identifiable assets........................      722,449       718,860       751,419       719,075
     General corporate assets..............................       62,157        35,611        92,334       162,107
     Discontinued operations, net..........................       67,306        66,699        66,909        16,064
                                                              ----------    ----------    ----------    ----------
          Consolidated assets..............................   $  851,912    $  821,170    $  910,662     $ 897,246
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------
Capital expenditures:
     Textiles..............................................   $   16,337    $   11,399    $   10,075     $  13,667
     Fast food.............................................       13,854         9,079         6,231         7,106
     Soft drink............................................          602           558           870           554
     Liquefied petroleum gas...............................        7,614         7,039         8,290         9,672
     Corporate.............................................          303           205            42         3,046
     Other.................................................        2,732         2,973         1,699        --
                                                              ----------    ----------    ----------    ----------
          Consolidated capital expenditures................   $   41,442    $   31,253    $   27,207     $  34,045
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------

                                                  (table continued on next page)

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993

(table continued from previous page)

Depreciation and amortization:
     Textiles..............................................   $    8,364    $    9,897    $   10,380     $   9,728
     Fast food.............................................        8,639         9,866        10,891         6,190
     Soft drink............................................        4,763         5,125         5,460         3,566
     Liquefied petroleum gas...............................        9,100         8,708         8,700         5,006
     Corporate.............................................        1,761         3,047         3,063         4,704
     Other.................................................        2,743         2,609         2,467        --
                                                              ----------    ----------    ----------    ----------
          Consolidated depreciation and amortization.......   $   35,370    $   39,252    $   40,961     $  29,194
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------

(27) QUARTERLY INFORMATION (UNAUDITED)

                                                                                  THREE MONTHS ENDED
                                                                ------------------------------------------------------
                                                                JULY 31,    OCTOBER 31,    JANUARY 31,    APRIL 30,(A)
                                                                --------    -----------    -----------    ------------
                                                                       (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Fiscal 1992
     Revenues................................................   $250,900     $ 250,551      $ 288,469       $284,783
     Gross profit............................................     67,932        67,482         73,174         72,784
     Operating profit........................................     10,965        10,153         16,558         20,876
     Income (loss) from continuing operations................     (4,516)       (6,420)        (1,860)         2,589
     Income (loss) from discontinued operations..............      1,394         1,767            485           (941)
     Net income (loss).......................................     (3,122)       (4,653)        (1,375)         1,648
     Income (loss) per share:
          Continuing operations..............................       (.17)         (.25)          (.07)           .10
          Discontinued operations............................        .05           .07            .02           (.04)
          Net income (loss)..................................       (.12)         (.18)          (.05)           .06
Fiscal 1993
     Revenues................................................   $268,288     $ 254,083      $ 277,607       $258,296
     Gross profit............................................     70,802        68,471         75,778         80,850
     Operating profit (loss).................................     14,691        17,438         25,016        (22,686)
     Loss from continuing operations.........................     (1,843)       (2,555)        (1,841)       (38,310)
     Income (loss) from discontinued operations..............        691         1,325            899         (5,345)
     Extraordinary item......................................      --           --             --             (6,611)
     Cumulative effect of changes in accounting principles...     (6,388)       --             --             --
     Net loss................................................     (7,540)       (1,230)          (942)       (50,266)
     Income (loss) per share:
          Continuing operations..............................       (.07)         (.10)          (.07)         (1.50)
          Discontinued operations............................        .03           .05            .03           (.21)
          Extraordinary item.................................      --           --             --               (.26)
          Cumulative effect of changes in accounting
            principles.......................................       (.25)       --             --             --
          Net loss...........................................       (.29)         (.05)          (.04)         (1.97)

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 1993


                                                                          THREE MONTHS ENDED          TWO MONTHS
                                                                      --------------------------         ENDED
                                                                      JULY 31,    OCTOBER 31,(B)    DECEMBER 31,(C)
                                                                      --------    --------------    ---------------
                                                                         (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
Transition 1993
     Revenues......................................................   $264,074       $257,396          $ 182,071
     Gross profit..................................................     77,674         78,314             50,952
     Operating profit (loss).......................................     18,307          3,946              7,716
     Income (loss) from continuing operations......................          3        (19,631)           (10,811)
     Income (loss) from discontinued operations....................        631         (7,799)            (1,423)
     Extraordinary item............................................      --              (448)           --
     Net income (loss).............................................        634        (27,878)           (12,234)
     Income (loss) per share:
          Continuing operations....................................       (.07)          (.99)              (.56)
          Discontinued operations..................................        .03           (.37)              (.06)
          Extraordinary item.......................................      --              (.02)           --
          Net loss.................................................       (.04)         (1.38)              (.62)


- - ------------

 (A) As described in Note 25, results for the three months ended April 30, 1993 were materially affected by facilities relocation, corporate restructuring and other significant charges aggregating approximately $60,672,000, net of income tax benefit and minority interests, and exclusive of the cumulative effect of changes in accounting principles which was retroactively recorded in the first quarter.


 (B) The results for the three months ended October 31, 1993 were affected by charges of $30,692,000, net of taxes and minority interests. Such charges included (i) increased insurance reserves of $10,006,000, (ii) a revision of a prior estimate for advertising allowances to independent bottlers and coupon redemption by $7,772,000 principally relating to reserves recorded earlier in Transition 1993, (iii) a $2,300,000 provision for legal matters,
     (iv) a $1,737,000 reduction to net realizable value of certain assets held for sale other than discontinued operations, (v) tax benefit and minority interests on the charges in (i) through (iv) of $4,520,000, (vi) a $6,000,000 increase in the reserve for income taxes and (vii) an increase in the estimated loss on disposal of discontinued operations of $7,397,000. See Note 25 for a further discussion of certain of these charges.



 (C) The results of operations for the two months ended December 31, 1993 were affected by charges of $8,412,000 net of tax benefit and minority interests. Such charges consisted of (i) $5,050,000 of charges related to the SEPSCO Settlement (see Note 24), (ii) a $1,200,000 increase in the reserve for income taxes (see Note 25), (iii) an increase in the estimated loss on disposal of discontinued operations of $1,423,000 (see Note 4),
     (iv) a $1,555,000 reduction to net realizable value of certain assets held for sale other than discontinued operations and (v) tax benefit of such charges of $816,000.


(28) NONMONETARY EXCHANGE SUBSEQUENT TO YEAR END

     In February and March 1994, the Company consummated two related transactions whereby it sold 20 company-owned restaurants and acquired 33 previously franchised restaurants from the same party for a net purchase price of $10,000,000 consisting of cash of $9,500,000 and a note for $500,000. Since the combined transaction will be accounted for as a nonmonetary exchange, the Company will not recognize any gain or loss on the combined transaction.

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE.

     None.

                                    PART III

ITEM 10. DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT.

DIRECTORS AND EXECUTIVE OFFICERS

     The following table sets forth certain information regarding the directors and executive officers of Triarc, all of whom are U.S. citizens.

                NAME                   AGE                                 POSITIONS
- - ------------------------------------   ---   ---------------------------------------------------------------------
Nelson Peltz........................   51    Director; Chairman and Chief Executive Officer
Peter W. May........................   51    Director; President and Chief Operating Officer
Leon Kalvaria.......................   35    Director; Vice Chairman
Irving Mitchell Felt................   84    Director
Harold E. Kelley....................   73    Director
Richard M. Kerger...................   48    Director
Harold D. Kingsmore.................   61    Director; President and Chief Executive Officer of Graniteville
Daniel R. McCarthy..................   69    Director
William L. Pallot...................   81    Director
Thomas A. Prendergast...............   60    Director
Martin Rosen........................   68    Director
Gerald Tsai, Jr.....................   65    Director
Stephen S. Weisglass................   64    Director
John C. Carson......................   48    President and Chief Executive Officer of Royal Crown
Ronald Paliughi.....................   50    President and Chief Executive Officer of National Propane
Donald L. Pierce....................   49    President and Chief Executive Officer of Arby's
Anthony W. Graziano, Jr.............   52    Executive Vice President and General Counsel, and Assistant Secretary
Joseph A. Levato....................   53    Executive Vice President and Chief Financial Officer
John L. Cohlan......................   36    Senior Vice President -- Corporate Finance
Curtis S. Gimson....................   38    Senior Vice President and Associate General Counsel, and Secretary
Jerry Hostetter.....................   49    Senior Vice President -- Corporate Communications
Francis T. McCarron.................   37    Senior Vice President -- Taxes
Fred H. Schaefer....................   49    Vice President and Chief Accounting Officer

     Set forth below is certain additional information concerning the persons listed above.

     Nelson Peltz has been a director and Chairman of the Board and Chief Executive Officer of Triarc since April 23, 1993. Since April 23, 1993 he has also been a director and Chairman of the Board and Chief Executive Officer of certain of Triarc's subsidiaries, including SEPSCO and RCAC. Mr. Peltz has also been a director of National Propane, another Triarc subsidiary, since April 23, 1993, and from April 23, 1993 until January 1994 he was a director and Chairman of the Board and Chief Executive Officer of Wilson. He is also a general partner of DWG Acquisition, whose principal business is ownership of securities of Triarc. From its formation in January 1989 until April 23, 1993, Mr. Peltz was Chairman and Chief Executive Officer of Trian Group, Limited Partnership ('Trian'), which provided investment banking and management services for entities controlled by Mr. Peltz and Mr. May. From 1983 to December 1988, he was Chairman and Chief Executive Officer and a director of Triangle Industries, Inc. ('Triangle'), which, through wholly owned subsidiaries, was, at that time, a manufacturer of packaging products, copper electrical wire and cable and steel conduit and currency and coin handling products. He was Chairman and Chief Executive Officer and a director of Avery, Inc. ('Avery') from prior to 1987 until October 1992. Until the October 1989 sale of Uniroyal Chemical

Holding Company, Avery was primarily engaged in the manufacture and sale of specialty chemicals. From November 1989 through May 1992, Mr. Peltz was a director of Mountleigh Group plc, a British property trading and retailing company for which administrative receivers were appointed in May 1992 ('Mountleigh'). He served in various executive capacities, including Executive Chairman, of Mountleigh from November 1989 until October 1991. He is a director of Equitable Bag Co., Inc. ('Equitable Bag'), a designer, manufacturer and distributor of customized plastic and paper merchandise bags.

     Peter W. May has been a director and President and Chief Operating Officer of Triarc since April 23, 1993. Since April 23, 1993 he has also been a director and President and Chief Operating Officer of certain of Triarc's subsidiaries, including SEPSCO and RCAC. Mr. May has also been a director of National Propane since April 23, 1993, and from April 23, 1993 until January 1994 he was a director and President and Chief Operating Officer of Wilson. He is also a general partner of DWG Acquisition. From its formation in January 1989 until April 23, 1993, Mr. May was President and Chief Operating Officer of Trian. He was President and Chief Operating Officer and a director of Triangle from 1983 until December 1988. Mr. May was President and Chief Operating Officer and a director of Avery from prior to 1987 until October 1992. From November 1989 through May 1992, Mr. May was a director of Mountleigh and he served as Joint Managing Director of Mountleigh from November 1989 until October 1991. He is a director of Equitable Bag. On April 29, 1993, Mr. May was also named a director of The Leslie Fay Companies, Inc. following its filing on April 5, 1993 for protection under Chapter 11 of the United States Bankruptcy Code.

     Leon Kalvaria has been a director and Vice Chairman of Triarc since April 23, 1993. Since April 23, 1993, he has also been a director and Vice Chairman of certain of Triarc's subsidiaries, including SEPSCO and RCAC. Mr. Kalvaria has also been a director of National Propane since April 23, 1993, and from April 23, 1993 until January 1994 he was a director and Vice Chairman of Wilson. He joined Trian in January 1991 and was Vice Chairman of Trian from April 1992 until April 23, 1993. He is also a director of Equitable Bag. Prior to joining Trian, Mr. Kalvaria was employed by CS First Boston, an investment banking firm ('First Boston'), for more than 10 years. Mr. Kalvaria was Managing Director of the Mergers and Acquisitions Department of First Boston from 1989 to 1991.

     Irving Mitchell Felt is a private investor. He is a Chairman of the Felt Foundation, a philanthropic organization. Since 1983, Mr. Felt has been the Honorary Chairman of the Board of Directors of Madison Square Garden Corporation, an entertainment company, New York, New York, and prior thereto he served as President and Chairman of the Board of Madison Square Garden Corporation. Mr. Felt has been a director of Triarc since April 23, 1993.

     Harold E. Kelley is an Attorney-At-Law and a Certified Public Accountant. Mr. Kelley has been a director of Triarc since March 1991.

     Richard M. Kerger is a partner of Marshall & Melhorn, a law firm. He has been a director of Triarc since March 1991.

     Harold D. Kingsmore has been President and Chief Executive Officer of Graniteville since April 24, 1993. For more than five years prior thereto, he was Executive Vice President and Chief Operating Officer of Graniteville. He is a director of Palfed, Inc., a thrift institution. Mr. Kingsmore has been a director of Triarc since 1988.

     Daniel R. McCarthy is a Senior Partner of McCarthy & Lebit, Co., LPA, a law firm. Mr. McCarthy is also a director of American Ship Building Company, which is engaged in ship building and ship repairs. On November 4, 1993, American Ship Building Company filed for protection under Chapter 11 of the United States Bankruptcy Code. Mr. McCarthy has been a director of Triarc since March 1991.

     William L. Pallot is retired Chairman of the Board of Royal Trust Bank of Miami, N.A., Miami, Florida (Chairman 1972 - 1984). Mr. Pallot was a director of SEPSCO until March 1992. He was a director of Triarc from 1966 to December 27, 1991 and has been a director of Triarc from April 23, 1993 to date.

     Thomas A. Prendergast is a private investor. From January 1983 until December 1988, he was Chairman of the Board of Air Cargo Equipment Corporation, a manufacturer of aircraft cargo containers. From April 1989 through October 1991, he was Chairman of the Board of Cliniteck, Inc., a manufacturer of disposable hospital products. Mr. Prendergast is also Chairman of the Board of The Steel Corporation of Texas, a seller of steel mill products. He was a director of Triarc from 1979 to December 27, 1991 and has been a director of Triarc from April 23, 1993 to date.

     Martin Rosen is senior partner of the law firm of Rosen & Reade, New York, New York, which for many years has served as counsel to Triarc. He was director of Triarc for more than five years prior to November 1986 and has been a director of Triarc since April 23, 1993.

     Gerald Tsai, Jr. is a private investor. Since February 1993, he has been Chairman of the Board, President and Chief Executive Officer of Delta Life Corporation, a life insurance and annuity company with which Mr. Tsai became associated in 1992. From 1982 until December 1988, Mr. Tsai served Primerica Corporation in various executive capacities, including as Chairman of the Board and Chief Executive Officer from 1987 until December 1988. Mr. Tsai also serves as a director of Palm Beach National Bank and Trust Company, Rite Aid Corporation, Sequa Corporation, Zenith National Insurance Corporation and Proffitt's Inc. He is a trustee of Meditrust, Boston University and New York University Medical Center. Mr. Tsai has been a director of Triarc since October 1993.

     Stephen S. Weisglass has been Chairman of Equity Research Associates, an investment research firm, since 1991. During 1990, Mr. Weisglass was Vice Chairman of Whale Securities, a broker-dealer firm. Prior thereto, Mr. Weisglass was associated with Ladenburg, Thalmann, an investment banking firm, in various capacities for more than 15 years, including President and Chief Executive Officer from 1979 until 1990. He has been a director of Triarc since April 23, 1993.

     John C. Carson has been President and Chief Executive Officer of Royal Crown since April 24, 1993. Prior thereto, Mr. Carson was President of Cadbury Beverages, North America, a subsidiary of Cadbury Schweppes, PLC, where he was also a member of Cadbury Beverages Global Board. Mr. Carson was president of Schweppes NA from 1984 to 1988, vice president of sales and marketing of Schweppes Bottling U.K. and Cadbury U.K. from 1964 to 1981.

     Ronald Paliughi has been President and Chief Executive Officer of National Propane since April 24, 1993. He was engaged in private research and consulting services from 1992 until April 1993. During 1991, he served as a United States Army Officer in Operation Desert Storm. From 1987 to 1990, Mr. Paliughi was Senior Vice President -- Western Operations of AP Propane (AmeriGas), one of the largest LP gas companies in the United States and a subsidiary of UGI Corporation. During 1986, Mr. Paliughi was director of retail operations of CalGas Corporation, a division of Dillingham Corporation, the fourth largest LP gas company in the United States, and for more than 14 years prior thereto, he held various positions with Vangas, Inc., last serving as Senior Vice President
 -- General Manager.

     Donald L. Pierce has been President and Chief Executive Officer of Arby's since April 24, 1993. Prior thereto, Mr. Pierce was President of Pepsico, Inc.'s Hot 'n Now hamburger chain and President of Kentucky Fried Chicken -- International. From 1987 to 1988 Mr. Pierce was President and Chief Operating Officer of Denny's, and from 1981 to 1987 he served Denny's in various executive capacities, including Group Vice President, President of the El Pollo Loco division, and Vice President, Finance. From 1969 to 1981 Mr. Pierce was with American Hospital Supply, Inc. where he held positions in finance, sales and operations.

     Anthony W. Graziano, Jr. has been Executive Vice President and General Counsel and Assistant Secretary of Triarc since April 24, 1993. He has also been Executive Vice President and General Counsel and Assistant Secretary of certain of Triarc's subsidiaries, including SEPSCO and RCAC, since April 24, 1993. Prior thereto, he was Senior Vice President -- Legal Affairs of Trian from its formation in January 1989 until April 24, 1993. He joined Triangle in September 1985 and served as Senior Vice President -- Legal Affairs of Triangle until January 1989 and as Senior Vice President -- Legal Affairs of Avery from 1986 until 1992.

     Joseph A. Levato has been Executive Vice President and Chief Financial Officer of Triarc since April 24, 1993. He has also been Executive Vice President and Chief Financial Officer of certain of Triarc's subsidiaries, including SEPSCO and RCAC, since April 24, 1993. Prior thereto, he was Senior Vice President and Chief Financial Officer of Trian from January 1992 until April 24, 1993. From 1984 to January 1989, he served as Senior Vice President and Chief Financial Officer of Triangle and served as Senior Vice President and Chief Financial Officer of Avery from 1986 until 1989.

     John L. Cohlan has been Senior Vice President -- Corporate Finance of Triarc since January 1994. He has also been Senior Vice President -- Corporate Finance of certain of Triarc's subsidiaries, including SEPSCO and RCAC, since January 1994. Prior thereto, he had served as Senior Vice President -- Corporate Development of Triarc and such subsidiaries since April 24, 1993. Before joining Triarc, he was a Senior Vice President of Trian from July 1992 until April 24, 1993. From January 1992 until May 1992, Mr. Cohlan was associated with Mountleigh. From 1989 until 1991, he was a principal of The Palmer Group, Inc., a firm specializing in corporate restructurings, particularly in the hotel industry. From 1987 until 1989, Mr. Cohlan was Vice President -- New Business Development of VMS Realty Partners, a real estate concern.

     Curtis S. Gimson has been Senior Vice President and Associate General Counsel and Secretary of Triarc since April 24, 1993. He has also been Senior Vice President and Associate General Counsel and Secretary of certain of Triarc's subsidiaries, including SEPSCO and RCAC, since April 24, 1993. Mr. Gimson has also been Secretary of National Propane since April 24, 1993. Prior thereto, he was Senior Vice President and Associate General Counsel of Trian from its formation in January 1989 until April 24, 1993. He joined Triangle in December 1984 and served as Vice President and Associate General Counsel of Triangle until January 1989 and served as Senior Vice President and General Counsel of Avery from 1986 until 1992.

     Jerry Hostetter has been Senior Vice President -- Corporate Communications of Triarc since September 28, 1993. He has also been Senior Vice President -- Corporate Communications of certain of Triarc's subsidiaries, including SEPSCO and RCAC, since that date. Prior thereto, he was Vice President, Investor Relations and Communications for Varity Corporation, a manufacturer of farm equipment from June 1992 until September 1993. From March 1989 until May 1992, Mr. Hostetter established and ran a public relations consulting firm. From prior to 1989 until 1989, he was Vice President, Corporate Communications of Triangle. He also served as Vice President, Corporate Communications of Avery from 1986 until 1989.

     Francis T. McCarron has been Senior Vice President -- Taxes of Triarc since April 24, 1993. He has also been Senior Vice President -- Taxes of certain of Triarc's subsidiaries, including SEPSCO, RCAC and National Propane since April 24, 1993. Prior thereto, he was Vice President -- Taxes of Trian from its formation in January 1989 until April 24, 1993. He joined Triangle in February 1987 and served as Director of Tax Planning & Research until January 1989. He also served as Vice President -- Taxes of Avery from 1989 until 1992.

     Fred H. Schaefer has been Vice President and Chief Accounting Officer of Triarc since April 24, 1993. He has also been Vice President and Chief Accounting Officer of certain of Triarc's subsidiaries, including SEPSCO, RCAC and National Propane since April 24, 1993. Prior thereto, he was Vice President and Chief Accounting Officer of Trian from its formation in January 1989 until April 24, 1993. Mr. Schaefer joined Triangle in 1980 and served in various capacities in the accounting department, including Vice President -- Financial, until January 1989 and served as Vice President -- Financial Reporting of Avery from 1986 until 1992.

     Each director was elected or reelected, as the case may be, at the most recent annual meeting of shareholders of Triarc, which was held on October 27, 1993. Each director has been elected to serve until the next annual meeting of Triarc shareholders and until his successor is duly elected and qualified or until his prior death, resignation or removal.

     The term of office of each executive officer is until the organizational meeting of the Triarc Board following the next annual meeting of Triarc shareholders and until his successor is elected and qualified or until his prior death, resignation or removal.

CERTAIN ARRANGEMENTS AND UNDERTAKINGS RELATING TO THE COMPOSITION OF TRIARC'S BOARD OF DIRECTORS

     The Stock Purchase Agreement entered into by DWG Acquisition and the Posner Entities (the 'Stock Purchase Agreement') in connection with the Reorganization provides that as long as the Posner Entities and entities controlled by them, in the aggregate, are beneficial owners of equity securities of Triarc representing or convertible into more than one-half of one percent of the issued and outstanding Triarc common stock, DWG Acquisition (a) will not vote its shares in favor of a director (other than Daniel R. McCarthy, Richard M. Kerger and Harold
E. Kelley (the 'Court Appointed Directors'), who were designated as directors by the Ohio Court in 1991) who knowingly causes Triarc to breach or vote in favor of any action that would constitute a breach of Triarc's obligations under certain transactions entered into between the Posner Entities and their affiliates, on the one hand, and Triarc and its affiliates, on the other hand,
(b) will, in the event either Steven Posner (who no longer serves as a director) or Martin Rosen ceases to be a director of Triarc, vote its shares in favor of any appropriate person nominated by Steven Posner (other than Victor Posner or certain of his family members) to fill such vacancy and (c) until the earlier of
(x) April 23, 1998 and (y) the date on which Posner Entities cease to own beneficially more than 50% of the shares of Triarc's Redeemable Convertible Preferred Stock issued to one of the Posner Entities in the Reorganization (or shares of Triarc common stock into which such Redeemable Convertible Preferred Stock may be converted), will, in the event that Russell Boyle (who no longer serves as a director), H. Douglas Kingsmore, William Pallot or Thomas Prendergast or their successors cease to be a director of Triarc, vote its shares to fill such vacancy in favor of any person (other than Victor Posner or certain of his family members) acceptable to both DWG Acquisition and Steven Posner.

     In addition, in connection with the Modification entered into on February 17, 1993 in connection with the settlement of the Granada, Brilliant and Cameon cases, DWG Acquisition and Messrs. Peltz and May entered into an Undertaking and Agreement, dated February 9, 1993 (the 'Undertaking'), pursuant to which DWG Acquisition and Messrs. Peltz and May agreed to be bound by certain provisions of the Modification, including (a) never to vote any shares of Triarc stock owned or controlled by DWG Acquisition for the election of Victor Posner as a director of Triarc, (b) causing any slate of directors of Triarc directly or indirectly proposed or recommended by DWG Acquisition during the period (the 'Effective Period') terminating on the earliest of (i) April 23, 1998, (ii) the date on which Victor Posner (and his affiliates) ceases to own shares of Triarc common stock or Triarc convertible securities equal in the aggregate to more than 5.0% of the issued and outstanding Triarc common stock and (iii) the date on which the shares of Triarc common stock cease to be publicly held, to include the Court Appointed Directors and (c) during the Effective Period, subject to DWG Acquisition's absolute right to vote the minimum number of shares necessary to accomplish the election of Messrs. Peltz, May and Kalvaria and Mr. Irving Mitchell Felt, or their successors, to cast any other votes available to it for the election of the Court Appointed Directors.

COMPLIANCE WITH SECTION 16(A) OF THE EXCHANGE ACT

     Section 16(a) of the Securities Exchange Act of 1934, as amended, requires Triarc's directors, executive officers, and persons who own more than ten percent of Triarc's common stock, to file reports of ownership and changes in ownership on Forms 3, 4 and 5 with the Securities and Exchange Commission (the 'SEC'), the NYSE and the PSE. Directors, executive officers and greater than ten percent shareowners are required by the SEC regulations to furnish Triarc with copies of all Forms 3, 4 and 5 they file.

     Based solely on Triarc's review of the copies of such forms it has received, or written representations from certain reporting persons that no Form 5s were required for these persons, Triarc believes that all its directors, executive officers, and greater than ten percent beneficial owners complied with all filing requirements applicable to them with respect to Transition 1993 except for the following inadvertent omissions: each of Messrs. Hostetter, Paliughi and Peltz did not file a report with respect to one transaction for each such person on a timely basis. When these inadvertent omissions were discovered, all such individuals promptly filed the appropriate reports.

ITEM 11. EXECUTIVE COMPENSATION.

COMPENSATION OF NEW EXECUTIVE OFFICERS

     Just prior to the end of Fiscal 1993, a new chief executive officer as well as other new executive officers of Triarc were elected in connection with the Reorganization which was consummated on

April 23, 1993. At the same time, Triarc's former chief executive officer and all other executive officers of Triarc, except Harold D. Kingsmore and Jack Coppersmith, ceased to be executive officers of Triarc. Accordingly, during Fiscal 1993 neither Triarc's new chief executive officer nor any of its other new executive officers received any material amount of salary from Triarc. Therefore, the only information with respect to annual salaries for Fiscal 1993 set forth in the Summary Compensation Table is presented with respect to Messrs. Kingsmore and Coppersmith. The Summary Compensation Table does set forth cash bonuses awarded during Fiscal 1993 to certain of the new executive officers at the time they accepted employment with Triarc and in respect of performance during 1993, as well as non-cash awards during Fiscal 1993 under Triarc's Amended and Restated 1993 Equity Participation Plan (the 'Equity Participation Plan') to Triarc's new chief executive officer and to four of the other new executive officers of Triarc who constituted Triarc's most highly compensated executive officers during Transition 1993. The individuals whose names appear in the Summary Compensation Table are sometimes referred to collectively as the 'Named Officers.' Additional information with respect to the compensation arrangements for the new chief executive officer and the Named Officers is set forth below under ' -- Employment Arrangements with Executive Officers.'

SUMMARY COMPENSATION TABLE

                                                                                               LONG TERM COMPENSATION
                                                                                 ---------------------------------------------------
                                       ANNUAL COMPENSATION                                 AWARDS
                       ---------------------------------------------------       --------------------------   PAYOUTS
                                                                 OTHER           RESTRICTED      SECURITIES   -------       ALL
      NAME AND                                                   ANNUAL            STOCK         UNDERLYING    LTIP        OTHER
      PRINCIPAL                                               COMPENSATION        AWARD(S)        OPTIONS     PAYOUTS   COMPENSATION
      POSITION         PERIOD(1)   SALARY($)   BONUS($)          ($)(2)            (#)(6)          (#)(6)       ($)         ($)
- - ---------------------  ---------   ---------   ---------      ------------       ----------      ----------   -------   ------------
Nelson Peltz(3) .....       TP            1       --              --                --              75,000      --         --
  Chairman and Chief      1993        --          --              --                --             600,000      --         --
  Executive Officer
  of Triarc
Peter W. May(3) .....       TP            1       --              --                --              50,000      --         --
  President and Chief     1993        --          --              --                --             400,000      --         --
  Operating Officer
  of Triarc
Leon Kalvaria .......       TP      333,336      550,000         520,181(10)       12,500           40,000      --         --
  Vice Chairman of        1993        --         800,000(4)       --               30,000          150,000      --         --
  Triarc
John C. Carson ......       TP      322,436      250,000         123,626(11)        7,500           30,000      --         --
  President and Chief     1993        --       1,000,000(5)       --               37,500          120,000      --         --
  Executive Officer
  of Royal Crown
  Company, Inc.
Harold D. Kingsmore .       TP      266,666      450,000          --                --              10,000      --         --
  President and Chief     1993      300,000    1,300,000                (7)        50,000           50,000      --         --
  Executive Officer       1992      300,000      700,000                (7)         --              --          --         11,903(8)
  of Graniteville         1991      300,000      750,000                (7)         --              --          --         --
  Company
Donald L. Pierce ....       TP      218,750      175,000         346,797(12)        6,250           35,000      --         --
  President and Chief     1993        --         500,000(5)       --               55,000           65,000      --         --
  Executive Officer
  of Arby's, Inc.
Jack                        TP       61,151       --              --                --              --          --         --
  Coppersmith(9) ....     1993      236,715      350,000                (7)         --              25,000      --         --
  Executive Vice          1992      241,360      120,000                (7)         --              --          --         --
  President --            1991      248,000       --                    (7)         --              --          --         --
  Operations of
  SEPSCO

- - ------------

 (1) Information set forth opposite the letter 'TP' relates to Transition 1993, while information set forth opposite 1993, 1992 or 1991 relates to Fiscal 1993, Fiscal 1992 or Fiscal 1991, respectively.

 (2) Information in this column is set forth in accordance with the regulations of the Securities and Exchange Commission only for Transition 1993, Fiscal 1993 and Fiscal 1992.

 (3) Did not receive any amount of compensation during Fiscal 1993, except as set forth under 'Long Term Compensation -- Awards.'

                                              (footnotes continued on next page)

(footnotes continued from previous page)

 (4) Discretionary bonus awarded April 24, 1993 in respect of services rendered in connection with the Refinancing and Reorganization. See ' -- Employment Arrangements with Executive Officers,' below.

 (5) One-time bonus pursuant to employment agreements entered into effective April 24, 1993. See ' -- Employment Arrangements with Executive Officers,' below.

 (6) All restricted stock awards and stock option grants were made pursuant to the Equity Participation Plan. The restricted stock awards are described under ' -- Employment Arrangements with Executive Officers' below. Based upon the closing price of Class A Common Stock on the NYSE on December 31, 1993 of $25, the number and value of the aggregate restricted stock holdings of the Named Officers are as follows: Mr. Kalvaria -- 42,500 shares with a value of $1,062,500; Mr. Carson -- 45,000 shares with a value of $1,125,000; Mr. Kingsmore -- 50,000 shares with a value of $1,250,000; and Mr. Pierce -- 61,250 shares with a value of $1,531,250. The option grants are described below under ' -- Options Granted In Respect of Fiscal 1993 and Transition 1993.' Prior to adoption of the Equity Participation Plan in April 1993, the Company's executive compensation program did not include grants of restricted stock awards.

 (7) Perquisites and other personal benefits did not exceed the lesser of either $50,000 or 10% of the total annual salary and bonus reported under the headings of 'Salary' and 'Bonus.'

 (8) Represents distributions under the Graniteville Company Retirement Savings Plan.

 (9) Mr. Coppersmith resigned as an officer and employee effective August 10, 1993.

(10) Includes $519,323 relating to Mr. Kalvaria's relocation to South Florida.

(11) Includes $121,422 relating to Mr. Carson's relocation to South Florida.

(12) Includes $345,289 relating to Mr. Pierce's relocation to South Florida.

EMPLOYMENT ARRANGEMENTS WITH EXECUTIVE OFFICERS

NELSON PELTZ AND PETER W. MAY

     Since the Reorganization, Nelson Peltz and Peter W. May have been serving Triarc as its Chairman and Chief Executive Officer and its President and Chief Operating Officer, respectively, and each of them currently is receiving an annual base salary of $1.00. In addition, Messrs. Peltz and May participate in the incentive compensation and welfare and benefit plans made available to Triarc's corporate officers, including the Equity Participation Plan described below.

LEON KALVARIA

     Since the Reorganization, Leon Kalvaria has been serving Triarc as its Vice Chairman and is currently receiving an annual base salary of $500,000. Effective November 1, 1993, Mr. Kalvaria entered into an employment agreement with Triarc (the 'Kalvaria Employment Agreement') having an initial term which expires on December 31, 1996 but which automatically extends for successive three year periods on January 1 of each year, commencing January 1, 1995, unless, not later than one year preceding the date of any such extension, either party notifies the other that it does not wish to have the term so extended. The Kalvaria Employment Agreement provides for an annual salary of $500,000. In addition, the Kalvaria Employment Agreement provides that Mr. Kalvaria will be entitled to receive a bonus payment of in each full calendar year of the agreement, commencing in 1994, in an amount not less than the amount by which the salary and other cash payments made to him during such year pursuant to any long or short-term management incentive plan is less than $800,000. The Kalvaria Employment Agreement also provides that if Mr. Kalvaria dies during the term of the agreement, his legal representative will be entitled to receive from Triarc an amount calculated at an annual rate of $800,000 for the remaining term of the agreement if Triarc had been able to procure, at a reasonable rate, term insurance on Mr. Kalvaria's life to pay such obligation, or, if Triarc had not been able to procure such insurance, an amount calculated at the annual rate of $800,000 for the three-month period following Mr. Kalvaria's death. Triarc has obtained such insurance to fund this obligation for the next seven years at an annual premium of approximately $3,000. The Kalvaria Employment Agreement also provides that if Triarc terminates the agreement as a result of Mr. Kalvaria becoming disabled, Triarc will continue to pay Mr. Kalvaria at the annual rate of $800,000 for an eighteen month period following such termination.

     Triarc and Mr. Kalvaria are parties to an agreement (the 'Relocation Agreement') pursuant to which Mr. Kalvaria relocated to Florida in order to work in the West Palm Beach office. Mr. Kalvaria owns a cooperative apartment (the 'Apartment'), and because relocation companies, including the relocation company retained by Triarc, typically do not handle the sale of cooperative apartments, the Relocation Agreement is designed to place Mr. Kalvaria in the same position he would have occupied if he had sold the Apartment through a relocation company at an appraised value of $3.5 million. Accordingly, in addition to providing certain standard relocation benefits, pursuant to the Relocation Agreement, Triarc guaranteed a $3 million bank loan (the 'Bank Loan') secured by a first mortgage on Mr. Kalvaria's new Florida residence (the 'Florida Property'), and Triarc made loans aggregating $500,000 to Mr. Kalvaria in connection with his purchase of the Florida Property. The Bank Loan bears interest at 6 1/2% per annum, has a 15-year amortization schedule, and matures in 5 years. The Relocation Agreement provides that when Mr. Kalvaria sells the Apartment, the net proceeds will be used to reduce the principal on the Bank Loan to $1 million, at which time Triarc's guarantee will be released. Additionally, any excess net proceeds from the sale of the Apartment will be used to reduce the principal of the Triarc loans. To the extent that the net proceeds of the sale of the Apartment are insufficient to reduce the principal on the Bank Loan to $1 million, Triarc will make additional loans to Mr. Kalvaria which will be used to reduce the principal on the Bank Loan to $1 million. The Triarc loans bear interest at the higher of 6 1/2% per annum or the applicable federal rate for medium term loans with interest payable annually and mature on December 31, 1996.

JOHN C. CARSON

     On April 24, 1993, Triarc and Royal Crown entered into an employment agreement with John C. Carson (the 'Carson Employment Agreement') providing for the employment of Mr. Carson as President and Chief Executive Officer of Royal Crown. Mr. Carson's term of full-time employment began on May 10, 1993 and will continue (unless otherwise terminated as provided in the Carson Employment Agreement) until December 31, 1996, subject to automatic renewal for successive two-year periods unless either Royal Crown or Mr. Carson elects, upon 180 days' notice, not to renew.

     Pursuant to the Carson Employment Agreement, Mr. Carson will receive an annual base salary of $500,000. Mr. Carson also will be eligible to receive an annual cash incentive bonus under Royal Crown's proposed annual cash incentive plan (described below), cash compensation under Royal Crown's proposed mid-term cash incentive plan (described below) and additional compensation under the Equity Participation Plan. For 1994, the sum of Mr. Carson's salary and annual cash incentive bonus will be at least $800,000. Mr. Carson's annual base salary will be reviewed annually for possible increase, but not decrease, by the Board of Directors of Royal Crown.

     Should Royal Crown elect to terminate Mr. Carson's employment without good cause, the Carson Employment Agreement provides that he will receive a special payment of $800,000 in addition to base salary through the end of the month in which the termination occurs and accrued bonuses and compensation under Royal Crown's proposed mid-term cash incentive plan. The Carson Employment Agreement provides that, in the event of a change in control of Royal Crown or any parent of Royal Crown, Mr. Carson would be obligated to continue in employment under the Carson Employment Agreement until the first anniversary of such change in control, after which he would have the right to resign as an officer and employee of Royal Crown and to receive the same payments that he would have been entitled to receive had his employment been terminated by Royal Crown without good cause.

HAROLD D. KINGSMORE

     On April 24, 1993, Graniteville and Harold D. Kingsmore entered into an employment agreement (the 'Kingsmore Employment Agreement') providing for Mr. Kingsmore's employment as President and Chief Executive Officer of Graniteville. The term of the agreement commenced May 1, 1993 and will continue (unless otherwise terminated as provided in the Kingsmore Employment Agreement) until December 31, 1996, subject to renewal for an additional three years unless either party notifies the other that it does not wish to renew.

     Pursuant to the Kingsmore Employment Agreement, Mr. Kingsmore will receive an annual base salary of $400,000. Mr. Kingsmore also will be eligible to receive an annual cash incentive bonus under Graniteville's proposed annual cash incentive plan (described below), cash compensation under Graniteville's proposed mid-term cash incentive plan (described below) and additional compensation under the Equity Participation Plan. To compensate for the fact that no distribution will be made under the mid-term plan until completion of the first three year performance cycle, Mr. Kingsmore will receive cash compensation of at least $850,000 with respect to his services during 1994 and 1995, exclusive of any accrual with respect to such years under the mid-term plan. Mr. Kingsmore's annual base salary will be reviewed annually for possible increase, but not decrease, by Graniteville's Board of Directors.

DONALD L. PIERCE

     On April 24, 1993, Arby's entered into an employment agreement with  Donald
L. Pierce (the 'Pierce Employment Agreement,' and collectively with the Kalvaria Employment Agreement, the Carson Employment Agreement and the Kingsmore Employment Agreement, the 'Employment Agreements') providing for Mr. Pierce's employment as President and Chief Executive Officer of Arby's. The term of Mr. Pierce's employment commenced in May 1993 and will continue (unless otherwise terminated as provided in the Pierce Employment Agreement) until December 31, 1996, subject to renewal for an additional three years unless either party notifies the other that it does not wish to renew.

     Pursuant to the Pierce Employment Agreement, Mr. Pierce will receive an annual base salary of $350,000. Mr. Pierce also will be eligible to receive an annual cash incentive bonus under Arby's proposed annual cash incentive plan (described below), cash additional compensation under Arby's proposed mid-term cash incentive plan (described below) and additional compensation under the Equity Participation Plan. Mr. Pierce's annual base salary will be reviewed annually for possible increase, but not decrease, by Arby's Board of Directors.

CASH INCENTIVE PLANS

     Triarc intends to develop annual cash incentive plans and mid-term cash incentive plans (each, a 'Mid-Term Plan') for executive officers of each of Triarc's four principal business units.

     Pursuant to their Employment Agreements, the proposed annual cash incentive plans of Royal Crown, Graniteville and Arby's will enable Messrs. Carson, Kingsmore and Pierce, respectively, to earn up to 75% of their then-current base salaries based on achievement of certain individual and company performance goals to be determined by Mr. Carson and Triarc representatives, in the case of Royal Crown's plan, Mr. Kingsmore and Triarc representatives, in the case of Graniteville's plan, and Mr. Pierce and Triarc representatives, in the case of Arby's plan. Officers and key employees of each of Royal Crown, Graniteville and Arby's will also be eligible to participate in the relevant company's plan, which will be administered by such company's board of directors.

     From time to time, the Compensation Committee of the Triarc Board may award discretionary bonuses based on performance to certain executive officers. The amounts of such bonuses will be based on the Compensation Committee's evaluation of each such individual's contribution.

     Pursuant to the terms of their Employment Agreements, Messrs. Carson, Kingsmore and Pierce also will be entitled to additional compensation pursuant to a proposed Mid-Term Plan of Royal Crown, Graniteville and Arby's, respectively. Each Mid-Term Plan will be developed jointly by the chief executive officer of the subsidiary and representatives of Triarc. Each Mid-Term Plan will be designed to yield to Messrs. Carson, Kingsmore and Pierce a target award in cash at least equal to 75% of the participant's then-current base salary if Royal Crown, Graniteville or Arby's, as the case may be, achieves an agreed-upon profit over a three-year performance cycle. During each plan year, an amount will be accrued based upon the amount by which the relevant company's profit for such year exceeds a minimum return to be determined. A new three-year performance cycle will begin each year, such that after the third year the annual cash amount paid to Messrs. Carson, Kingsmore and Pierce pursuant to the relevant Mid-Term Plan should equal the target award if their respective company's profit goals have been achieved. For Mr. Carson, amounts accrued with respect to 1993 and 1994 will be guaranteed at a minimum of 100% of the annualized target award for the portion of 1993 that Mr. Carson was employed by Royal Crown (i.e., at least $72,917 based on a May 31, 1993 commencement date) and a minimum of 100% of the target award for 1994 (i.e., at least $125,000). For Mr. Pierce, amounts accrued for 1993 will be guaranteed at a minimum of 80% of the annualized target for the portion of 1993 that he was employed by Arby's (i.e., at least $40,833 based on a May 31, 1993 commencement date).

1993 EQUITY PARTICIPATION PLAN

     The Equity Participation Plan was adopted on April 24, 1993, amended and restated on July 22, 1993, and, as amended and restated, was approved by Triarc's shareholders on October 27, 1993. It expires by its terms on April 24, 1998. The plan provides for the grant of options to purchase Class A Common Stock, tandem stock appreciation rights ('SARs') and restricted shares of Class A Common Stock. Selected officers and key employees of, and key consultants to, Triarc and its subsidiaries are eligible to participate in the plan. The plan is being administered by the Compensation Committee of the Triarc Board, which will determine from time to time to grant options, SARs and restricted stock.

     On April 24, 1993, each of Messrs. Kalvaria, Carson, Kingsmore and Pierce were granted restricted shares of Class A Common Stock under the Equity
Participation Plan (each, a 'Fiscal 1993 RSA'). Each Fiscal 1993 RSA is set forth in the Summary Compensation Table above. In addition, on March 1, 1994, each of Messrs. Kalvaria, Carson and Pierce also received additional restricted shares of Class A Common Stock, which shares were granted in respect of their respective performance during Transition 1993 and to incentivize their future performance (each, a 'Transition 1993 RSA'). Each Transition 1993 RSA is set forth in the Summary Compensation Table above. All of the Fiscal 1993 RSAs granted to Mr. Carson will vest on May 10, 1996, and all of the Fiscal 1993 RSAs granted to Messrs. Kalvaria, Kingsmore and Pierce will vest on December 31, 1996. All of the Transition 1993 RSAs will vest on January 1, 1997.

MISCELLANEOUS

     Messrs. Carson, Kingsmore, Pierce and Kalvaria are entitled pursuant to their respective Employment Agreements to participate in other long-term compensation and life insurance, disability and medical plans made generally available to senior officers of Royal Crown, Graniteville, Arby's and Triarc, respectively. Messrs. Carson, Kingsmore and Pierce also will be provided the use of a car and other customary benefits during the terms of their respective agreements. Pursuant to Triarc's standard employment-related relocation policy, which is applicable to each of the Named Officers and other senior officers of Triarc, an officer's compensation will be increased to the extent necessary to cause all employment-related relocation expenses to be fully reimbursed on a 'after tax' basis.

     Mr. Coppersmith resigned as an officer and employee of SEPSCO effective August 10, 1993 and entered into a consulting agreement with SEPSCO pursuant to which he will render consulting services on a part-time basis for a fee of $30,000 per month until May 1, 1995. At the end of the consulting period, Mr. Coppersmith may receive a discretionary bonus based upon the value of the services rendered by him.

OPTIONS GRANTED IN RESPECT OF FISCAL 1993 AND TRANSITION 1993

     The following table sets forth certain information with respect to options to purchase shares of Class A Common Stock granted to the Named Officers in respect of Fiscal 1993 and Transition 1993 performance. No tandem or freestanding SARs were granted to any of the Named Officers, and no stock options were exercised by any Named Officer during Fiscal 1993 or Transition 1993. As noted in such table, certain of such options were granted on March 1, 1994, subsequent to the end of Transition 1993, but in respect of Transition 1993 performance.

                                          INDIVIDUAL GRANTS
- - -----------------------------------------------------------------------------------------------------
                                    NUMBER OF           % OF TOTAL OPTIONS                                GRANT DATE
                                    SECURITIES              GRANTED TO                                       VALUE
                                    UNDERLYING             EMPLOYEES IN        EXERCISE                  -------------
                                     OPTIONS                RESPECT OF         OR BASE                    GRANT DATE
                                     GRANTED              FISCAL 1993 AND       PRICE      EXPIRATION    PRESENT VALUE
              NAME                     (#)                TRANSITION 1993       ($/SH)        DATE          ($)(1)
- - --------------------------------   ------------         -------------------    --------    ----------    -------------
Nelson Peltz....................      600,000(2)(4)              27%             18.00       4/24/03       6,145,200
                                       75,000(3)(4)                              21.00        3/1/04         896,175
Peter W. May....................      400,000(2)(4)              18              18.00       4/24/03       4,096,800
                                       50,000(3)(4)                              21.00        3/1/04         597,450
Leon Kalvaria...................      150,000(2)(4)               8              18.00       4/24/03       1,536,300
                                       40,000(3)(4)                              21.00        3/1/04         477,960
John C. Carson..................      120,000(2)(5)               6              18.00       4/24/03       1,157,760
                                       30,000(3)(5)                              21.00        3/1/04         337,680
Harold D. Kingsmore.............       50,000(2)(5)               2              18.00       4/24/03         482,400
                                       10,000(3)(5)                              21.00        3/1/04         112,560
Donald L. Pierce................       65,000(2)(5)               4              18.00       4/24/03         627,120
                                       35,000(3)(5)                              21.00        3/1/04         393,960
Jack Coppersmith(6).............       25,000(2)                  1              18.00       4/24/03         241,200

(1) These values were calculated using a Black-Scholes option pricing model. The actual value, if any, that an executive may realize will depend on the excess, if any, of the stock price over the exercise price on the date the options are exercised, and no assurance exists that the value realized by an executive will be at or near the value estimated by the Black-Scholes model. The following assumptions were used in the calculations:

    (a) assumed option term of 7.5 years;

    (b) stock price volatility factor of 0.4758;

    (c) 6.5% annual discount rate;

    (d) no dividend payment; and

    (e) 3% discount to Black-Scholes ratio for each year an option remains unvested.

(2) These options were granted on April 24, 1993 and have an exercise price equal to the closing price of the Class A Common Stock on the ASE on April 27, 1993, the first day of trading after the options were granted.

(3) These options were granted on March 1, 1994 in respect of performance during Transition 1993 and have an exercise price equal to the closing price of the Class A Common Stock on the NYSE on March 1, 1994.

(4) One-third of the options granted will vest on each of the first, second and third anniversaries of the date of grant and the options will be exercisable at any time between the date of vesting and the tenth anniversary of the date of grant.

(5) One-third of the options granted will vest on each of the third, fourth and fifth anniversaries of the date of grant and the options will be exercisable at any time between the date of vesting and the tenth anniversary of the date of grant.

(6) Mr. Coppersmith resigned as an officer and employee effective August 10, 1993 and as a result, he has forfeited his options.

OPTION VALUES AT END OF FISCAL 1993 AND TRANSITION 1993

     The following table sets forth certain information concerning the value at the end of Fiscal 1993 and Transition 1993 of unexercised in-the-money options to purchase shares of Class A Common Stock granted to the Named Officers outstanding as of the end of Fiscal 1993 and Transition 1993. No SARs have been granted to any of the Named Officers. This table does not include the options to purchase shares of Class A Common Stock which were granted on March 1, 1994 because such options had not been granted until subsequent to the end of Transition 1993 and therefore were not outstanding as of the end of Fiscal 1993 or Transition 1993.

                                                                            NUMBER OF
                                                                            SECURITIES      VALUE OF       VALUE OF
                                                                            UNDERLYING    UNEXERCISED     UNEXERCISED
                                                                           UNEXERCISED    IN-THE-MONEY   IN-THE-MONEY
                                                                             OPTIONS        OPTIONS         OPTIONS
                                                                            AT FISCAL      AT FISCAL     AT TRANSITION
                                                 SHARES                        1993           1993         1993 END
                                                ACQUIRED                    END(#)(1)      END($)(2)        ($)(3)
                                                   ON           VALUE      EXERCISABLE/   EXERCISABLE/   EXERCISABLE/
                    NAME                       EXERCISE(#)   REALIZED($)   UNEXERCISABLE  UNEXERCISABLE  UNEXERCISABLE
- - ---------------------------------------------  -----------   -----------   ------------   ------------   -------------
Nelson Peltz.................................      -0-           -0-       -0-/600,000    -0-/525,000    -0-/4,200,000
Peter W. May.................................      -0-           -0-       -0-/400,000    -0-/350,000    -0-/2,800,000
Leon Kalvaria................................      -0-           -0-       -0-/150,000    -0-/131,250    -0-/1,050,000
John C. Carson...............................      -0-           -0-       -0-/120,000    -0-/105,000     -0-/ 840,000
Harold D. Kingsmore..........................      -0-           -0-       -0-/ 50,000    -0-/ 43,750     -0-/ 350,000
Donald L. Pierce.............................      -0-           -0-       -0-/ 65,000    -0-/ 56,875     -0-/ 455,000

(1) At the end of Transition 1993, there was no change in the number of securities underlying unexercised Options granted to the identified persons or in the number of such Options that were exercisable at such date.

(2) On April 30, 1993, the last day of Fiscal 1993, the closing price of the Class A Common Stock on the ASE was $18 7/8.

(3) On December 31, 1993, the last day of Transition 1993, the closing price of the Class A Common Stock on the NYSE was $25.00.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     Mr. Martin Rosen, who served as a member of the Compensation Committee of Triarc's Board of Directors (the 'Board of Directors') until October 1993, is a member of the law firm of Rosen & Reade. During Fiscal 1993 and Transition 1993, the Company paid Rosen & Reade approximately $1,744,000 and approximately $1,127,000, respectively on account of legal services rendered to Triarc.

COMPENSATION OF DIRECTORS

     Since the Reorganization, each non-management director of Triarc receives an annual retainer of $25,000 for serving on the Board of Directors. In addition, non-management directors of Triarc receive $1,000 for each meeting of the Board of Directors or of a Committee of the Board of Directors attended. See 'Item 11. Executive Compensation -- Compensation of New Executive Officers' for certain information relating to compensation of Triarc management directors.

     In addition, pursuant to the Equity Participation Plan, each director of Triarc who is not also an employee of Triarc or any subsidiary receives, on the later of (i) the date of his initial election or appointment to the Board of Directors and (ii) April 24, 1993, options to purchase 3,000 shares of Class A Common Stock and, in connection therewith, tandem SARs for the same number of shares. On the date of each subsequent annual meeting of shareholders of Triarc at which a director is reelected, such director will receive options to purchase 1,000 shares of Class A Common Stock and, in connection therewith, SARs for the same number of shares. Each such option has a term of ten years, subject to certain exceptions provided in the Equity Participation Plan. Each such option becomes exercisable to the extent of one-half thereof on each of the two immediately succeeding anniversaries of the date of grant. The price per share to be paid by the holder of such an option is equal to the fair market value of one share of Class A Common Stock on the date the option is granted. The purchase price of the shares of Class A Common Stock as to which such an option is exercised shall be paid only in cash, and such SARs shall be exercisable only for shares of Class A Common Stock.

     Subsequent to the Reorganization, the Board of Directors approved and Triarc paid a cash payment to each of the members of the Triarc Special Committee in respect to their services to Triarc (principally in relationship to the settled litigation which had been pending in the Ohio Court) through

April 23, 1993 as follows: $2,200,000 to Mr. Kelley, $1,300,000 to Mr. McCarthy, $1,000,000 to Mr. Kerger and $200,000 to each of Messrs. Pallot and Prendergast. In addition, the Compensation Committee of the Board of Directors, on the recommendation of the Board of Directors, granted restricted stock awards to Messrs. Kelley, McCarthy and Kerger with respect to 60,000, 60,000 and 30,000 shares of Class A Common Stock, respectively. The grant of restricted stock awards was pursuant to the Equity Participation Plan and such awards will vest in full and all restrictions on transferability shall terminate on the earlier of December 31, 1996 or the date the individual ceases to be a director of Triarc, unless the individual ceases to be a director as a result of his voluntary resignation or his decision not to stand for reelection or as a result of his directorship being terminated for cause in accordance with the Ohio General Corporation Law.

ITEM 12. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     The following table sets forth the beneficial ownership as of April 14, 1994 by each person known by Triarc to be the beneficial owner of more than 5% of the outstanding shares of Class A Common Stock (constituting the only class of voting capital stock of Triarc), each director of Triarc who has such ownership, each of the Named Officers who was an executive officer of Triarc on April 14, 1994, and all directors and executive officers as a group.

                                                                             AMOUNT AND                 PERCENT
                          NAME AND ADDRESS OF                                  NATURE                     OF
                           BENEFICIAL OWNER                               OF OWNERSHIP(1)                CLASS
- - -----------------------------------------------------------------------   ----------------              -------
DWG Acquisition .......................................................   5,982,867 shares(4)             24.9%
  1201 North Market Street
  Wilmington, DE 19801
Nelson Peltz ..........................................................   6,182,967 shares(2)(3)(4)(6)    25.5%
  777 South Flagler Drive, Suite 1000E
  West Palm Beach, FL 33401
Peter W. May ..........................................................   6,116,200 shares(2)(4)(7)       25.3%
  900 Third Avenue
  New York, NY 10022
Leon Kalvaria .........................................................      92,500 shares(5)             *
  777 South Flagler Drive, Suite 1000E
  West Palm Beach, FL 33401
Irving Mitchell Felt ..................................................       1,500 shares(8)             *
  The Mirabella
  10430 Wilshire Blvd.
  Suite 202
  Los Angeles, CA 90024
Harold E. Kelley ......................................................      61,500 shares(9)             *
  777 South Flagler Drive, Suite 1000E
  West Palm Beach, FL 33401
Richard M. Kerger .....................................................      31,700 shares(10)            *
  777 South Flagler Drive, Suite 1000E
  West Palm Beach, FL 33401
Daniel R. McCarthy ....................................................      61,500 shares(9)             *
  777 South Flagler Drive, Suite 1000E
  West Palm Beach, FL 33401
William L. Pallot .....................................................       1,931 shares(11)            *
  400 Pickle Road
  Shelbyville, TN 37160
Thomas A. Prendergast .................................................       1,500 shares(8)             *
  501 Executive Center Blvd.
  Suite 210
  El Paso, TX 79902
Martin Rosen ..........................................................       7,500 shares(11)            *
  757 Third Avenue, 6th Fl.
  New York, NY 10017

                                                  (table continued on next page)

(table continued from previous page)

                                                                             AMOUNT AND                 PERCENT
                          NAME AND ADDRESS OF                                  NATURE                     OF
                           BENEFICIAL OWNER                               OF OWNERSHIP(1)                CLASS
- - -----------------------------------------------------------------------   ----------------              -------
Gerald Tsai, Jr.  .....................................................       1,000 shares                *
  200 Park Avenue, 37th Fl.
  Suite 3709
  New York, NY 10166
Stephen S. Weisglass ..................................................      11,500 shares(11)            *
  950 Third Avenue, 26th Fl.
  New York, NY 10022
John C. Carson ........................................................      45,000 shares(12)            *
  1000 Corporate Drive
  Ft. Lauderdale, FL 33334
Harold D. Kingsmore ...................................................      50,000 shares(12)            *
  133 Marshall Street
  Graniteville, SC 29829
Donald L. Pierce ......................................................      66,250 shares(13)            *
  1000 Corporate Drive
  Ft. Lauderdale, FL 33334
Directors and Executive Officers as a group (23 persons) ..............   6,902,848 shares                28.2%

- - ------------

*   Less than 1%.

 (1) Except as otherwise indicated, each person has sole voting and dispositive power with respect to such shares.

 (2) Includes 5,982,867 shares held by DWG Acquisition, of which Mr. Peltz and Mr. May are the sole general partners.

 (3) Includes 100 shares owned by Mr. Peltz's minor son, as to which Mr. Peltz disclaims beneficial ownership.

 (4) On April 23, 1993, DWG Acquisition acquired 5,982,867 shares of Class A Common Stock from the Posner Entities, for an aggregate purchase price of $71,794,404 (the 'Purchase Price'). In addition, as part of the Reorganization on April 23, 1993, Triarc exchanged the remaining 5,982,866 shares of Triarc common stock owned by the Posner Entities for an equal number of shares of Triarc's Redeemable Convertible Preferred Stock having a stated value of $12.00 per share or an aggregate stated value of $71,794,392.

     Triarc is informed that DWG Acquisition has pledged an aggregate of 4,040,000 shares of Class A Common Stock (the 'Pledged Shares') to two financial institutions on behalf of Messrs. Peltz and May to secure certain loans made to them by such financial institutions in connection with the Equity Transactions; the loan documentation in connection with such loans contains customary provisions concerning the maturity of the loans and other provisions with respect thereto and with respect to the Pledged Shares.

 (5) Represents 42,500 restricted shares granted under the Equity Participation Plan and options to purchase 50,000 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

 (6) Includes options to purchase 200,000 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

 (7) Includes options to purchase 133,333 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

 (8) Represents options to purchase 1,500 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

 (9) Represents 60,000 restricted shares granted under the Equity Participation Plan and options to purchase 1,500 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

                                              (footnotes continued on next page)
                                      102

(footnotes continued from previous page)

(10) Represents 30,000 restricted shares granted under the Equity Participation Plan, 200 shares of Class A Common Stock purchased by Mr. Kerger and options to purchase 1,500 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

(11) Includes options to purchase 1,500 shares of Class A Common Stock which vest within 60 days of April 14, 1994.

(12) Represents restricted shares granted under the Equity Participation Plan.

(13) Represents 61,250 restricted shares granted under the Equity Participation Plan and 5,000 shares purchased by Mr. Pierce.

     The foregoing table does not include the 5,982,866 shares of Redeemable Convertible Preferred Stock owned by a Posner Entity, which are convertible by it into 4,985,722 shares of Triarc's Class B Common Stock at a conversion price of $14.40 per share, subject to certain adjustments. The shares of Redeemable Convertible Preferred Stock can be converted without restriction into an equal number of shares of Class A Common Stock following a transfer to a non-affiliate of Posner. Triarc has certain rights of first refusal if such shares are sold to an unaffiliated third party. If the 5,982,866 currently outstanding shares of the Redeemable Convertible Preferred Stock were converted into shares of Class A Common Stock, such shares would constitute approximately 17.2% of the then outstanding shares of Class A Common Stock after giving effect to the issuance of shares of Class A Common Stock in the SEPSCO Merger, or 18.9% of the then outstanding shares of Class A Common Stock in the event that the SEPSCO Merger is not consummated. Except for the arrangements relating to the Pledged Shares described in note (4) to the foregoing table, there are no arrangements known to Triarc the operation of which may at a subsequent date result in a change in control of Triarc.

ITEM 13. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS.

CERTAIN TRANSACTIONS IN CONNECTION WITH THE REORGANIZATION

     Triarc  and its  subsidiaries completed certain  transactions in connection
with  the  Reorganization,  including  transactions  involving  certain   Posner
Entities. Such transactions included:

          (a) The exchange by the Posner Entities and Triarc of 5,982,866 shares of Triarc common stock for an equal number of shares of Triarc's Redeemable Convertible Preferred Stock;

          (b) The resignation of Victor Posner and his son, Steven Posner, as officers and employees of Triarc and all of its subsidiaries and the entering into a five year consulting agreement with Steven Posner (not requiring the provision of any substantial services) which provided for an initial payment of $1,000,000 on April 23, 1993 and an annual consulting fee of $1,000,000 thereafter;

          (c) The entering into of a modification of the lease with respect to the corporate headquarters of Triarc and certain subsidiaries described below under ' -- Certain Transactions with Former Management and Former Affiliates'; and

          (d) The purchase of certain minority interests in CFC Holdings, SEPSCO and Wilson from the Posner Entities described below (the 'Minority Share Acquisitions').

     In connection with the Reorganization, Triarc acquired from the Posner Entities shares of certain Triarc subsidiaries for an aggregate purchase price of $17.2 million. After giving effect to the offsets of certain amounts owed to Triarc, the Posner Entities received net proceeds from such transactions aggregating approximately $9.7 million. The prices paid for such minority interests were determined by negotiations among Triarc, DWG Acquisition and the sellers in the context of the Reorganization, and no separate determination was made that the respective purchase prices represented the fair value of the shares purchased.

     In accordance with certain agreements (the 'CFC Holdings Agreements') between Triarc and certain holders of shares of common stock (the 'Holdings Common Stock') of CFC Holdings, the indirect parent of Royal Crown and Arby's, which agreements are described in the following two paragraphs, Triarc purchased on April 23, 1993 an additional 4.5% of the shares of Holdings Common Stock.

     Pursuant to the CFC Holdings Agreements, Triarc purchased from NVF Company ('NVF') on April 23, 1993 141,000 shares of Holdings Common Stock representing 1.4% of the then issued and outstanding capital stock of CFC Holdings for $3.6 million. At December 31, 1992, the aggregate net book value of the 141,000 shares of Holdings Common Stock being sold by NVF was approximately $212,000. Triarc made payment of the purchase price to NVF first by offset against amounts (aggregating approximately $2.5 million) owed to Triarc and subsidiaries by NVF on account of the cost sharing arrangements described under ' -- Certain Transactions with Former Management and Former Affiliates' (the 'Former Cost Sharing Arrangements') and $1.1 million was paid by Triarc to NVF in cash. At April 23, 1993, Posner Entities beneficially owned approximately 38.2% of the outstanding voting securities of NVF (approximately 36.4% of NVF's common stock actually outstanding on such date), and NVF may be deemed to be controlled by Victor Posner. In August 1993, NVF became a debtor in a case filed by its creditors under Chapter 11 of the Federal Bankruptcy Code. For information concerning claims made against Triarc by NVF's bankruptcy counsel and reserves taken by Triarc in respect of contingent liabilities relating to such NVF bankruptcy proceedings, see 'Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations -- Results of Operations.'

     Pursuant to the CFC Holdings Agreements, Triarc purchased from Insurance Risk Management, Inc. ('IRM') on April 23, 1993, 324,300 shares of Holdings Common Stock, representing 3.1% of the then issued and outstanding capital stock of CFC Holdings, for an aggregate of $8.4 million. At December 31, 1992, the aggregate net book value of the 324,300 shares of Holdings Common Stock being sold by IRM was approximately $488,000. Triarc made payment of the purchase price to IRM first, by offset of the $2.1 million owed to Triarc by IRM on account of the stock repurchase described below, second, by offset against amounts owed to Triarc and subsidiaries by IRM on account of the Former Cost Sharing Arrangements described under ' -- Certain Transactions with Former Management and Former Affiliates' (aggregating approximately $1.7 million), third, by offset against amounts owed by IRM to Chesapeake Insurance (representing insurance premiums payable, aggregating approximately $1.2 million) and fourth, by the payment by Triarc to IRM in cash of the remaining $3.4 million. At April 23, 1993, 25% of the stock of IRM was owned by Triarc, 40% was owned by NVF and 35% was owned by Salem Corporation ('Salem'), which at that time was, in turn, 49% owned by Victor Posner and which at that time might have been deemed to be controlled by Victor Posner. Since each of NVF and Salem may be deemed to be controlled by Victor Posner, IRM may, in turn, be deemed to be controlled by Victor Posner.

     IRM also purchased from Triarc on April 23, 1993 the 250 shares of IRM's common stock owned by Triarc for $2.1 million. At December 31, 1992, the aggregate net book value of the shares of IRM being sold by Triarc was approximately $1.2 million, after giving pro forma effect to the proposed sale by IRM of the shares of the Holdings Common Stock described above. The payment for such purchase of shares of IRM owned by Triarc was made by offset against amounts owed by Triarc and subsidiaries under the agreement for the sale of the Holdings Common Stock, as described above.

     In addition, on April 23, 1993, Triarc purchased from Posner Entities, 721,931 shares of SEPSCO common stock, representing 6.2% of the then issued and outstanding voting securities of SEPSCO, at a purchase price of approximately $6.93 per share or an aggregate of $5 million. Such price approximated the market price for such stock on the date that a letter of intent was entered into with respect to the Equity Transactions ($6.875 on September 1, 1992). At April 23, 1993, the closing sale price for SEPSCO's common stock on the PSE was $15.50, and the aggregate market value of the 721,931 shares of SEPSCO common stock being purchased by Triarc was approximately $11.2 million. Triarc also purchased from Posner Entities 161,800 shares of common stock of Wilson, representing approximately 4.9% of the issued and outstanding voting securities of Wilson, at a purchase price of approximately $1.24 per share or an aggregate of $200,000. Such price approximated the net book value for such stock on the date that a letter of intent was entered into with respect to the Equity Transactions ($1.21 as of June 30, 1992). At April 23, 1993, the closing sale price for Wilson's common stock on the PSE was $.5625 and the aggregate market value of the 161,800 shares of Wilson common stock being purchased by Triarc was approximately $91,000. The payment for the purchases of SEPSCO and Wilson stock, described above, was made by Triarc in cash.

CERTAIN TRANSACTIONS WITH FORMER MANAGEMENT AND FORMER AFFILIATES

     During Fiscal 1993, Triarc and its subsidiaries engaged in transactions with certain corporations which at that time might have been deemed to be controlled by Victor Posner and to have been affiliates of Triarc and its subsidiaries until the Reorganization. Such former affiliates (the 'Former Affiliates') were NVF, NVF's 68% owned subsidiary, APL Corporation ('APL'), IRM, Salem and until its filing for protection under Chapter 7 of the Federal Bankruptcy Court in February 1992, Pennsylvania Engineering Corporation ('PEC').

     (1) Pursuant to a management services agreement (the 'Former Management Services Agreement') and the Former Cost Sharing Arrangements, in Fiscal 1993 Triarc provided to its subsidiaries and the Former Affiliates certain management services, including legal, accounting, internal auditing, insurance, financial and other management services. Under the Former Management Services Agreement, the Company charged the Former Affiliates $6,640,000 (including interest on past due balances) for such services in Fiscal 1993, excluding the charges described in paragraph (2) below. Certain Former Affiliates were unable to pay approximately $5,096,000 of the amounts charged to them during such period, and such costs were reserved and reallocated among Triarc and its subsidiaries and other participants under the Former Management Services Agreement, of which approximately $4,991,000 was borne by Triarc and its subsidiaries in Fiscal 1993, and the remaining $105,000 was borne by the other participants.

     The agreements entered into in connection with the Equity Transactions provide for the termination of providing management services and space pursuant to the Former Cost Sharing Arrangements to the Former Affiliates within six months after the closing of the Equity Transactions as well as for the reimbursement for any space or services provided to the Former Affiliates during the period between the date of the closing of the Equity Transactions and the date of such termination at commercially reasonable rates no less than the rates Triarc would charge an unaffiliated third party. Pursuant to these arrangements, Triarc provided certain limited services to the Former Affiliates through October 23, 1993, and discontinued such services thereafter. Charges to the Former Affiliates for such services, including certain reinsurance and equipment lease billings, aggregated approximately $156,000 during Transition 1993.

     (2) Until January 31, 1994, Triarc leased approximately 297,000 square feet at 6917 Collins Avenue, Miami Beach, Florida (the 'Leased Space') from Victor Posner Trust No. 6, a trust created for the benefit of Victor Posner and his children (the 'Landlord'), pursuant to a master commercial lease agreement dated as of April 1, 1983 (the 'Lease'). In Fiscal 1993, the Leased Space, which constituted approximately 98% of the space in such building, was used primarily for the corporate offices of Triarc, certain of its subsidiaries and certain of the Former Affiliates. Also included in the Leased Space were apartments which were used from time to time on an 'as needed' basis by Triarc, its subsidiaries, and the Former Affiliates for accommodations for persons visiting such corporate offices. In Fiscal 1993, $5,790,000 of the cost of the Leased Space was borne by Triarc and its subsidiaries, and $826,000 was charged to the Former Affiliates. Approximately $436,000 of the amounts charged to certain of the Former Affiliates during Fiscal 1993 which such Former Affiliates were unable to pay was reserved and reallocated among Triarc and its subsidiaries and the other participants under the Former Management Services Agreements, of which approximately $380,000 was borne by Triarc and its subsidiaries.

     In connection with the Reorganization, the Landlord and Triarc entered into a Lease Modification and Extension Agreement (the 'Lease Modification'). The Lease Modification provided, among other things, for an extension of the lease for a period of four years commencing on April 1, 1993 and ending on March 31, 1997 and for a reduction in the annual amount of base rent retroactive to October 1, 1992 to the lesser of $14.00 per rentable square foot or an aggregate of $4 million per annum. In addition, the Lease Modification provided for a reduction in the amount charged for inside and outside parking associated with the building, the elimination of any charges or fees on account of furniture and fixtures used in the apartments described above and the elimination of any obligation to restore the premises at the end of the term of the extended Lease. The Lease Modification also provided that the Landlord may, on nine months' notice to Triarc, terminate the Lease, and that Triarc may, on six months' notice to the Landlord, terminate the Lease upon payment to the Landlord of a single payment (the 'Early Termination Payment') equal to all of the base rent which would otherwise be payable for the balance of the extended term, without discount, plus additional rent due through the date of such early termination, less any amounts then owed by Landlord to Triarc, and, that thereafter Triarc and subsidiaries shall be released from any further obligations under the Lease Modification. Pursuant to the Lease Modification, all outstanding rent obligations for the Leased Space, aggregating approximately $20,638,000, were settled on April 23, 1993 for $11,738,000, resulting in a rent reduction credit of approximately $8,900,000. Aggregate rent payments of approximately $2.9 million were made by Triarc in respect of the Leased Space during Transition 1993. In July 1993, Triarc gave notice of termination of the Lease effective January 31, 1994. Because Landlord and Triarc have not been able to agree upon the precise amount of the Early Termination Payment, the parties have agreed to extend the time for payment of the Early Termination Payment to May 16, 1994. In connection with such extension, the parties have agreed that the amount to be paid in respect of the Early Termination Payment will bear interest from February 1, 1994 until paid at the prime or base reference rate of Citibank. In Fiscal 1993, Triarc recorded a charge of approximately $13,000,000 to provide for the remaining payments on the lease subsequent to its cancellation.

     (3) In Fiscal 1993, NPC Leasing Corp. ('NPC Leasing'), an indirect wholly-owned subsidiary of Triarc, leased vehicles and other equipment to the Former Affiliates under long-term lease obligations which are accounted for as direct financing leases. Lease billings by NPC Leasing to the Former Affiliates during Fiscal 1993 were approximately $144,000. Since May 1, 1993, NPC Leasing has not been providing any services to, nor are any material credits due to NPC Leasing from, any Former Affiliate.

     (4) Until October 1993, Chesapeake Insurance provided certain insurance coverage and the reinsurance of certain risks primarily for Triarc and its subsidiaries and the Former Affiliates. During Fiscal 1993, net premiums attributable to such insurance coverage and reinsurance for the Former Affiliates approximated $2,875,000. Chesapeake Insurance no longer insures or reinsures any risks for any periods commencing on or after October 1, 1993.

     (5) During Fiscal 1993, Triarc and its subsidiaries secured the major portion of their property and liability insurance coverage through IRM, an insurance agency which acted as agent or broker and provided claims processing services. Commissions and payments for such services to IRM by Triarc and subsidiaries amounted to approximately $1,591,000 for Fiscal 1993. Such services from IRM were discontinued subsequent to April 1993.

     (6) In connection with the Former Cost Sharing Arrangements, advances, insurance premiums, equipment leases and accrued interest, Triarc had receivables due from APL, a Former Affiliate, aggregating $38,120,000 as of April 30, 1992, against which a valuation allowance of $34,713,000 was recorded. APL has experienced recurring losses and other financial difficulties in recent years and in July 1993 APL became a debtor in a proceeding under Chapter 11 of the Bankruptcy Code (the 'APL Proceeding'). Accordingly, during Fiscal 1993, Triarc and its subsidiaries provided an additional $9,863,000 for the unreserved portion of the receivable at April 30, 1992 and additional net billings in 1993 and wrote off the full balance of the APL receivables and related allowance of $44,576,000. In February 1994, the official committee of Unsecured Creditors of APL Corporation (the 'APL Committee') filed a complaint (the 'APL Complaint') against certain Posner Entities, Triarc and certain companies formerly or presently affiliated with Mr. Posner or with Triarc, alleging causes of action arising from various transactions allegedly caused by the named Posner Entities in breach of their fiduciary duties to APL and resulting in corporate waste, fraudulent transfers and preferences. In the APL Complaint, the APL Committee asserts claims against Triarc for (a) aiding and abetting breach of fiduciary duty, (b) equitable subordination of claims which Triarc may have against APL,
(c) declaratory relief as to whether APL has any liability to Triarc, and (d) recovery of fraudulent transfers allegedly made by APL to Triarc prior to commencement of the APL Proceeding. The APL Complaint seeks an undetermined amount of damages from Triarc, as well as the other relief identified in the preceding sentence. Based upon the results of Triarc's investigation of these matters to date, Triarc's management does not believe that the outcome of the APL Proceeding will have a material adverse effect on the financial condition or results of operations of Triarc or its subsidiaries.

     (7) Triarc and its subsidiaries had secured receivables from PEC, a Former Affiliate, aggregating $6,664,000 as of April 30, 1992 against which a $3,664,000 valuation allowance was recorded. PEC had also filed for protection under the bankruptcy code in February 1992, and accordingly, during Fiscal 1993, Triarc and its subsidiaries recorded an additional $3,000,000 valuation allowance to provide for the unreserved portion of the receivables and to take into account Triarc's significant doubts as to the net realizability of the underlying collateral.

     In addition, during Transition 1993, Triarc sold a yacht and certain other assets having a net book value of approximately $400,000 to an entity owned by Victor Posner for cash sales prices aggregating approximately $310,000.

CERTAIN OTHER TRANSACTIONS

     Triarc subleases from an affiliate of Messrs. Peltz and May approximately 26,800 square feet of furnished office space in New York, New York owned by an unaffiliated third party. In addition, until October 26, 1993, Triarc also subleased from another affiliate of Messrs. Peltz and May approximately 32,000 square feet of office space in West Palm Beach, Florida owned by an unaffiliated third party. Subsequent to October 26, 1993, Triarc assumed the lease for approximately 17,000 square feet of the office space in West Palm Beach. The aggregate amount paid by Triarc with respect to such subleases was approximately $1.8 million during Transition 1993, which is less than the aggregate amount such affiliates paid to the unaffiliated third party owners. Messrs. Peltz and May have guaranteed to the unaffiliated landlords payment of rent for the New York and West Palm Beach office space.

     Pursuant to an agreement dated as of October 1, 1992 entered into in connection with the Reorganization, Triarc agreed to reimburse DWG Acquisition for certain of the reasonable, out-of-pocket expenses incurred by DWG Acquisition in connection with services rendered by it to Triarc without charge relating to the refinancing and restructuring of Triarc and subsidiaries and other transactions beneficial to Triarc and its subsidiaries. Pursuant to such agreement, Triarc reimbursed DWG Acquisition for $229,000 in expenses, which amount related principally to travel, reproduction and delivery expense.

     Triangle Aircraft Service Corporation ('TASCO'), a company owned by Messrs. Peltz and May, owns three aircraft. From August 1992 until September 30, 1993, TASCO operated such aircraft and made them available for use by Triarc and its subsidiaries for a fee (the 'TASCO Fee'), and Triarc and its subsidiaries made extensive use of these aircraft. The TASCO Fee was an amount equal to TASCO's direct out-of-pocket expenses, excluding fuel, oil and lubricants, plus two times the cost of fuel, oil and lubricants. The TASCO Fee was in accordance with Federal Aviation Administration regulations applicable to non-charter carriers. During Fiscal 1993 and the five month period commencing on May 1, 1993 and ending on September 30, 1993, Triarc and its subsidiaries were charged $754,000 and $681,000, respectively, in respect of such TASCO Fees. On October 1, 1993, Triarc and TASCO entered into an agreement pursuant to which Triarc is leasing TASCO's three aircraft on a 'dry lease' basis (i.e., Triarc pays an aggregate annual rent of $2,200,000 to TASCO and pays the operating expenses of the aircraft directly to unaffiliated third parties). During the three month period commencing on October 1, 1993 and ending on December 31, 1993, Triarc and its subsidiaries paid $550,000 to TASCO pursuant to this agreement.

     Until February 1994, an affiliate of Messrs. Peltz and May leased an apartment in New York City. Commencing June 1, 1993, such apartment was used by executives of Triarc and in connection therewith, Triarc reimbursed such affiliate approximately $193,000 of rent for the apartment for the seven months ended December 31, 1993.

     Triarc and SEPSCO have agreed in principle to the sale by SEPSCO to Triarc of the stock of the SEPSCO subsidiaries that hold SEPSCO's natural gas and oil working and royalty interests. The sale of SEPSCO's natural gas and oil interests will be for a net cash purchase price of $8.5 million, which Triarc and SEPSCO believe is equal to their estimated fair value and which is approximately $4.5 million higher than their net book value. This transaction was approved by both the Board of Directors and the

Board of Directors of SEPSCO, with both David E. Schwab II and Sir Ian MacGregor, the only members of the Board of Directors of SEPSCO who are not also members of the Board of Directors, voting to approve the transaction. Triarc expects in the near future to begin this sale process, which will be completed prior to July 22, 1994.

     During Fiscal 1993 and Transition 1993, Triarc and its subsidiaries paid Rosen & Reade, a law firm, approximately $1,744,000 and approximately $1,127,000, respectively, on account of legal services rendered to Triarc and its subsidiaries. Martin Rosen, a director of Triarc, is a partner of such firm.

     For  certain transactions involving  Mr. Kalvaria, See  'Item 11. Executive
Compensation  --  Employment  Arrangements  with  Executive  Officers  --   Leon
Kalvaria.'

                                    PART IV

ITEM 14. EXHIBITS, FINANCIAL STATEMENT SCHEDULES, AND REPORTS ON FORM 8-K.

(A) 1. Financial Statements:

          See Index to Financial Statements (Item 8)

     2. Financial Statement Schedules:

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


        Schedule II     --  Amounts Receivable from Related Parties for the  years ended April 30, 1991, 1992 and
                          1993 and the eight months ended December 31, 1993
        Schedule III    -- Balance Sheets (Parent Company Only) -- as of April 30, 1992 and 1993 and December 31,
                          1993; Statements of Operations (Parent Company Only)  -- for the years ended April  30,
                          1991,  1992 and 1993 and  the Eight Months Ended December  31, 1993; Statements of Cash
                          Flows (Parent Company Only) --  for the years ended April  1992 and 30, 1991, 1992  and
                          1993 and the eight months ended December 31, 1993
        Schedule V      --  Properties for the years ended  April 30, 1991, 1992 and  1993 and as of December 31,
                          1993
        Schedule VI     -- Accumulated Depreciation of Properties  for the years ended  April 30, 1991, 1992  and
                          1993 and as of December 31, 1993
        Schedule VIII   --  Valuation and Qualifying Accounts  for the years ended April  30, 1991, 1992 and 1993 and the eight months ended December 31, 1993
        Schedule IX     -- Short-Term Borrowings  for the years  ended April 30,  1991, 1992 and  1993 and as  of
                          December 31, 1993
        Schedule X      --  Supplementary Statement of Operations Information for the years ended April 30, 1991,
                          1992 and 1993 and the eight months ended December 31, 1993
        Schedule XIV    -- Supplemental Information  Concerning Property  Casualty Insurance  Operations for  the
                          years ended April 30, 1991, 1992 and 1993 and the eight months ended December 31, 1993.



     All other schedules have been omitted since they are either not applicable or the information is contained elsewhere in 'Item 8. Financial Statements and Supplementary Data.'


     3. Exhibits:

          Copies of the following exhibits are available at a charge of $.25 per page upon written request to the Secretary of Triarc at 777 South Flagler Drive, Suite 1000E, West Palm Beach, Florida 33401.

        EXHIBIT
          NO.                                                DESCRIPTION
        -------   --------------------------------------------------------------------------------------------------
          2.1     -- Stock Purchase  Agreement dated as  of October 1,  1992 among DWG  Acquisition, Victor  Posner,
                    Security  Management Corp. and Victor  Posner Trust No. 20,  incorporated herein by reference to
                    Exhibit 10 to Amendment No. 4 to Triarc's Current Report on Form 8-K dated October 5, 1992  (SEC file No. 1-2207).
          2.2     --  Amendment dated as of October 1, 1992  between Triarc and DWG Acquisition, incorporated herein by reference to  Exhibit 11 to  Amendment No.  4 to Triarc's  Current Report on  Form 8-K  dated
                    October 5, 1992 (SEC file No. 1-2207).
          2.3     --  Exchange Agreement dated as  of October 1, 1992 between  Triarc and Security Management Corp., incorporated herein by reference to Exhibit 12 to Amendment No. 4 to Triarc's Current Report  on
                    Form 8-K dated October 5, 1992 (SEC file No. 1-2207).
          2.4     --  Agreement  and Plan  of Merger  dated  as of  November 22,  1993  among SEPSCO,  SEPSCO Merger
                    Corporation and Triarc, incorporated hereby  by reference to Exhibit 2.1  to Amendment No. 1  to
                    Triarc's Registration Statement on Form S-4 dated March 11, 1994 (SEC file No. 1-2207).
          3.1     --  Articles of Incorporation of  Triarc as currently in  effect including all amendments thereto, incorporated herein by reference  to Exhibit 3.1  to Triarc's Current Report  on Form 8-K  dated
                    October 27, 1993 (SEC file No. 1-2207).

        EXHIBIT
          NO.                                                DESCRIPTION
        -------   --------------------------------------------------------------------------------------------------
          3.2     --  Amended  Code of  Regulations of  Triarc, incorporated  herein  by reference  to Exhibit  2 to
                    Triarc's Current Report on Form 8-K dated April 23, 1993 (SEC file No. 1-2207).
          4.1     -- Southeastern Public Service Company Indenture dated as of February 1, 1983, incorporated herein by reference to Exhibit 4(a)  to SEPSCO's Registration Statement on  Form S-2 dated January  18,
                    1983 (SEC file No. 2-81393).
          4.2     --  National  Propane Corporation  Indenture dated  as of  March 1,  1984, incorporated  herein by reference to Exhibit 4(a) to National  Propane Corporation's Registration Statement on Form  S-1
                    dated March 2, 1984 (SEC file No. 2-88162).
          4.3     --  Note Purchase Agreement dated as of April 23,  1993 among RCAC, Triarc, RCRB Funding, Inc. and
                    Merrill Lynch, Pierce, Fenner & Smith Incorporated, incorporated herein by reference to  Exhibit
                    4 to Triarc's Current Report on Form 8-K dated April 23, 1993 (SEC file No. 1-2207).
          4.4     --  Indenture dated as of April 23, 1993 among RCAC, Royal Crown, Arby's and The Bank of New York, incorporated herein by reference to Exhibit 5 to Triarc's Current Report on Form 8-K dated April
                    23, 1993 (SEC file No. 1-2207).
          4.5     -- Revolving Credit, Term  Loan and Security  Agreement dated April  23, 1993 among  Graniteville,
                    C.H.  Patrick and The CIT  Group/Commercial Services, Inc., incorporated  herein by reference to
                    Exhibit 6 to Triarc's Current Report on Form 8-K dated April 23, 1993 (SEC file No. 1-2207).
          4.6     -- Form  of Indenture  among RCAC,  Royal Crown,  Arby's and  The Bank  of New  York, as  Trustee,
                    relating  to the  9 3/4%  Senior Secured  Notes Due  2000, incorporated  herein by  reference to
                    Exhibit 4.1 to  RCAC's Registration  Statement on  Form S-1  dated May  13, 1993  (SEC file  No.
                    33-62778).
         10.1     --  Employment  Agreement  dated  as of  April  24,  1993  between Donald  L.  Pierce  and Arby's, incorporated herein by reference to Exhibit 7 to Triarc's Current Report on Form 8-K dated April
                    23, 1993 (SEC file No. 1-2207).
         10.2     -- Employment Agreement dated as of April 24,  1993 among John C. Carson, Royal Crown and  Triarc, incorporated herein by reference to Exhibit 8 to Triarc's Current Report on Form 8-K dated April
                    23, 1993 (SEC file No. 1-2207).
         10.3     -- Employment Agreement dated as of April 24, 1993 between Ronald D. Paliughi and National Propane
                    Corporation,  incorporated herein by reference  to Exhibit 9 to  Triarc's Current Report on Form
                    8-K dated April 23, 1993 (SEC file No. 1-2207).
         10.4     -- Employment Agreement dated as of April  24, 1993 between H. Douglas Kingsmore and  Graniteville
                    Company,  incorporated herein by reference to Exhibit 10  to Triarc's Current Report on Form 8-K
                    dated April 23, 1993 (SEC file No. 1-2207).
         10.5     -- Employment  Agreement effective  as  of November  1, 1993  between  Leon Kalvaria  and  Triarc, incorporated  herein by  reference to Exhibit  10.01 to  Triarc's Quarterly Report  on Form 10-Q
                    dated October 31, 1993 (SEC file No. 1-2207).
         10.6     -- Memorandum  of  Understanding dated  September  13, 1993  between  Triarc and  William  Ehrman, individually  and derivatively on behalf of SEPSCO,  incorporated herein by reference to Exhibit
                    10.1 to Triarc's Current Report on Form 8-K dated September 13, 1993 (SEC file No. 1-2207).
         10.7     -- Stipulation of  Settlement of  Ehrman Litigation  dated as  of October  18, 1993,  incorporated herein  by reference to Exhibit 1 to Triarc's Current  Report on Form 8-K dated October 15, 1993
                    (SEC file No. 1-2207).
         10.8     -- Triarc's Amended and Restated 1993 Equity Participation Plan, incorporated herein by  reference to  Exhibit 10.5 to Triarc's Annual Report on Form 10-K for the fiscal year ended April 30, 1993
                    (SEC file No. 1-2207).
         10.9     -- Form of Non-Incentive Stock  Option Agreement under Triarc's  Amended and Restated 1993  Equity
                    Participation Plan, incorporated herein by reference to Exhibit 12 to Triarc's Current Report on
                    Form 8-K dated April 23, 1993 (SEC file No. 1-2207).
         10.10    --   Form  of  Restricted  Stock  Agreement  under  Triarc's  Amended  and  Restated  1993  Equity
                    Participation Plan, incorporated herein by reference to Exhibit 13 to Triarc's Current Report on
                    Form 8-K dated April 23, 1993 (SEC file No. 1-2207).
         10.11    -- Consulting Agreement dated as of April 23, 1993 between Triarc and Steven Posner,  incorporated herein  by reference to Exhibit 10.8 to Triarc's Annual  Report on Form 10-K for the fiscal year ended April 30, 1993 (SEC file No. 1-2207).

        EXHIBIT
          NO.                                                DESCRIPTION
        -------   --------------------------------------------------------------------------------------------------
         10.12    -- Lease  Agreement dated  as of  April 1,  1993 between  Victor Posner  Trust No.  6 and  Triarc, incorporated  herein by reference to Exhibit 10.9 to Triarc's Annual Report on Form 10-K for the
                    fiscal year ended April 30, 1993 (SEC file No. 1-2207).
         10.13    -- Form of  Former Management Services  Agreement between Triarc  and certain other  corporations, incorporated herein by reference to Exhibit 10.10 to Triarc's Annual Report on Form 10-K for the
                    fiscal year ended April 30, 1993 (SEC file No. 1-2207).
         10.14    -- Form of New Management Services Agreement dated as of April 23, 1993 between Triarc and certain of its subsidiaries, incorporated herein by reference to Exhibit 10.11 to Triarc's Annual Report on Form 10-K for the fiscal year ended April 30, 1993 (SEC file No. 1-2207).
         10.15    --  Concentrate Sales  Agreement dated April  4, 1991  between Royal Crown  and Cott, incorporated herein by reference to Exhibit 10.7 to RCAC's  Registration Statement on Form S-1 dated May  13,
                    1993 (SEC file No. 33-62778).
         10.16    --  Concentrate  Sales Agreement  dated  as of  January  28, 1994  between  Royal Crown  and Cott, incorporated herein by reference to  Exhibit 10.12 to Amendment  No. 1 to Triarc's  Registration
                    Statement on Form S-4 dated March 11, 1994 (SEC file No. 1-2207).
         10.17    -- Supply Agreement dated January 8, 1992 between Royal Crown and NutraSweet Company, incorporated herein  by reference to Exhibit 10.9 to RCAC's  Registration Statement on Form S-1 dated May 13,
                    1993 (SEC file No. 33-62778).
         21.1     -- Subsidiaries of the Registrant*

- - ------------

*  being filed herewith

(B) Reports on Form 8-K:

     During the period from September 1, 1993 to December 31, 1993, the registrant filed reports on Form 8-K on the following dates with respect to the following matters:

               Date                                       Subject Matter of Filing
- - ----------------------------------  --------------------------------------------------------------------
October 15, 1993..................  Completion of previously announced sale of SEPSCO's tree maintenance business  to  Asplundh  Tree  Expert  Co.  and  the  execution  of
                                      Stipulation  of Settlement providing for settlement of stockholder derivative suit brought  by Mr. Ehrman  on behalf of  Southeastern
                                      Public Service Company against Triarc.
October 27, 1993..................  Change  of registrant's name to  Triarc Companies, Inc., approval of
                                      Triarc's Amended and  Restated Equity Participation  Plan and  the
                                      beginning  of Triarc's Class  A Common Stock  trading under ticker symbol 'TRY'.
November 22, 1993.................  Triarc's entering into a merger agreement with SEPSCO.

                                   SIGNATURES

     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          TRIARC COMPANIES, INC.
                                          (Registrant)

                                          By:          /S/ NELSON PELTZ
                                             ...................................
                                                        NELSON PELTZ
                                            CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Dated: April 15, 1994

     Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below on April 15, 1994 by the following persons on behalf of the registrant in the capacities indicated.

                SIGNATURE                                                  TITLES
- - ------------------------------------------  ---------------------------------------------------------------------
             /s/ NELSON PELTZ               Chairman and Chief Executive Officer, and Director (Principal
 .........................................    Executive Officer)
              (NELSON PELTZ)
             /s/ PETER W. MAY               President and Chief Operating Officer, and Director (Principal
 .........................................    Operating Officer)
              (PETER W. MAY)
            /s/ LEON KALVARIA               Vice Chairman and Director
 .........................................
             (LEON KALVARIA)
           /s/ JOSEPH A. LEVATO             Executive Vice President and Chief Financial Officer (Principal
 .........................................    Financial Officer)
            (JOSEPH A. LEVATO)
           /s/ FRED H. SCHAEFER             Vice President and Chief Accounting Officer (Principal Accounting
 .........................................    Officer)
            (FRED H. SCHAEFER)
         /s/ IRVING MITCHELL FELT           Director
 .........................................
          (IRVING MITCHELL FELT)
           /s/ HAROLD E. KELLEY             Director
 .........................................
            (HAROLD E. KELLEY)
          /s/ RICHARD M. KERGER             Director
 .........................................
           (RICHARD M. KERGER)
         /s/ H. DOUGLAS KINGSMORE           Director
 .........................................
          (H. DOUGLAS KINGSMORE)
          /s/ DANIEL R. MCCARTHY            Director
 .........................................
           (DANIEL R. MCCARTHY)
          /s/ WILLIAM L. PALLOT             Director
 .........................................
           (WILLIAM L. PALLOT)

                SIGNATURE                                                  TITLES
- - ------------------------------------------  ---------------------------------------------------------------------
        /s/ THOMAS A. PRENDERGAST                                         Director
 .........................................
         (THOMAS A. PRENDERGAST)
             /s/ MARTIN ROSEN                                             Director
 .........................................
              (MARTIN ROSEN)
           /s/ GERALD TSAI, JR.                                           Director
 .........................................
            (GERALD TSAI, JR.)
         /s/ STEPHEN S. WEISGLASS                                         Director
 .........................................
          (STEPHEN S. WEISGLASS)

        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS ON SCHEDULES

To the Board of Directors and Stockholders,
  TRIARC COMPANIES, INC.:

     We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of Triarc Companies, Inc. (an Ohio corporation, formerly DWG Corporation) and subsidiaries included elsewhere herein and have issued our report thereon dated April 14, 1994. Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Item 14(A) 2. are presented for purposes of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN & CO.

Miami, Florida,
  April 14, 1994.

                                                                     SCHEDULE II

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                    AMOUNTS RECEIVABLE FROM RELATED PARTIES
                                 (IN THOUSANDS)

                                                                                                          BALANCE AT END
                                                                                   DEDUCTIONS               OF PERIOD
                                                 BALANCE AT                 ------------------------    ------------------
                                                 BEGINNING                   AMOUNTS       AMOUNTS                   NOT
                NAME OF DEBTOR                   OF PERIOD     ADDITIONS    COLLECTED    WRITTEN-OFF    CURRENT    CURRENT
- - ----------------------------------------------   ----------    ---------    ---------    -----------    -------    -------
Fiscal years ended April 30, 1991
  and 1992:
     Not applicable
Fiscal year ended April 30, 1993:
     Loan receivable from officer: Leon
       Kalvaria...............................     -$-           $ 320        $--           $--          $--        $ 320
                                                 ----------    ---------    ---------    -----------    -------    -------
                                                 ----------    ---------    ---------    -----------    -------    -------
Eight months ended December 31, 1993:
     Loan receivable from officer:
       Leon Kalvaria..........................      $320         $ 240        $--           $--          $--        $ 560
                                                 ----------    ---------    ---------    -----------    -------    -------
                                                 ----------    ---------    ---------    -----------    -------    -------

                                                                    SCHEDULE III
                                                                     PAGE 1 OF 3

                  TRIARC COMPANIES, INC. (PARENT COMPANY ONLY)
                                 BALANCE SHEETS

                                                                                  APRIL 30,
                                                                             --------------------    DECEMBER 31,
                                                                               1992        1993          1993
                                                                             --------    --------    ------------
                                                                                        (IN THOUSANDS)
                                  ASSETS
Current assets:
     Cash and cash equivalents (includes restricted cash).................   $    126    $ 29,520      $ 14,740
     Due from subsidiaries................................................     24,793      22,219        17,325
     Deferred income tax benefit..........................................      --          9,600         4,572
     Prepaid expenses and other current assets............................         74       1,230           748
                                                                             --------    --------    ------------
          Total current assets............................................     24,993      62,569        37,385
                                                                             --------    --------    ------------
Note receivable from subsidiary...........................................      1,500       1,500        --
Investments in consolidated subsidiaries, at equity.......................    257,969     242,762       231,920
Properties, net...........................................................        371         103         2,691
Other assets..............................................................      1,716       5,503        11,369
                                                                             --------    --------    ------------
                                                                             $286,549    $312,437      $283,365
                                                                             --------    --------    ------------
                                                                             --------    --------    ------------
                   LIABILITIES AND STOCKHOLDERS' EQUITY
                                (DEFICIT)
Current liabilities:
     Current portion of long-term debt....................................   $ 19,753    $  --         $ --
     Accounts payable.....................................................     20,299       4,678         3,078
     Due to subsidiaries..................................................     13,123      15,712        22,934
     Accrued expenses.....................................................      4,679      33,066        36,320
                                                                             --------    --------    ------------
          Total current liabilities.......................................     57,854      53,456        62,332
                                                                             --------    --------    ------------
Notes and loans payable to subsidiaries, net of discount..................    137,195     218,462       189,822
Long-term debt............................................................      --          --           34,179
Deferred income taxes.....................................................      4,856       --           --
Other liabilities.........................................................        162       4,112         1,219
Redeemable preferred stock, $12 stated value; authorized 6,000,000 shares at April 30 and December 31, 1993, issued 5,982,866 shares; aggregate
  liquidation preference and redemption amount $71,794,000................      --         71,794        71,794
Stockholders' equity (deficit):
     Cumulative convertible preferred stock, $1 par value.................         31       --           --
     Class A common stock, $.10 par value; authorized 40,000,000 shares at
       April 30, 1992 and 75,000,000 shares at April 30 and December 31,
       1993, issued 27,006,336, 27,983,805 and 27,983,805 shares..........      2,701       2,798         2,798
     Class B common stock, $.10 par value; authorized 12,000,000 shares at
       April 30 and December 31, none issued..............................      --          --           --
     Additional paid-in capital...........................................     37,968      49,375        50,654
     Retained earnings (accumulated deficit)..............................     53,920      (6,067)      (46,987)
     Less Class A common stock held in treasury at cost; 1,117,274,
       6,832,145 and 6,660,645............................................     (8,315)    (77,085)      (75,150)
     Other................................................................        177      (4,408)       (7,296)
                                                                             --------    --------    ------------
          Total stockholders' equity (deficit)............................     86,482     (35,387)      (75,981)
                                                                             --------    --------    ------------
                                                                             $286,549    $312,437      $283,365
                                                                             --------    --------    ------------
                                                                             --------    --------    ------------

                                                                    SCHEDULE III
                                                                     PAGE 2 OF 3

                  TRIARC COMPANIES, INC. (PARENT COMPANY ONLY)
                            STATEMENTS OF OPERATIONS
                    (IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

                                                                                                      EIGHT MONTHS
                                                                        YEAR ENDED APRIL 30,             ENDED
                                                                  --------------------------------    DECEMBER 31,
                                                                    1991        1992        1993          1993
                                                                  --------    --------    --------    ------------
                                                                                   (IN THOUSANDS)
Income and (expenses):
     Equity in net (losses) income of continuing operations of
       subsidiaries............................................   $   (129)   $ 12,196    $(15,634)     $  1,002
     Interest expense..........................................    (22,973)    (22,751)    (24,858)      (19,589)
     General and administrative expense........................     (2,540)     (2,961)     (4,050)       (9,531)
     Facilities relocation and corporate restructuring.........      --          --         (7,200)       --
     Provision for doubtful accounts from former affiliates....     (9,554)     (9,221)     (3,311)       --
     Shareholder litigation and other (expenses) recovery......      2,165      (2,004)     (7,025)       (6,424)
     Settlements with former affiliates........................      2,871       --          8,900        --
     Interest income...........................................      1,248         813         517           319
                                                                  --------    --------    --------    ------------
          Loss from continuing operations before income
            taxes..............................................    (28,912)    (23,928)    (52,661)      (34,223)
Benefit from income taxes......................................     11,411      13,721       8,112         3,784
                                                                  --------    --------    --------    ------------
          Loss from continuing operations......................    (17,501)    (10,207)    (44,549)      (30,439)
Equity in income (losses) of discontinued operations of
  subsidiaries.................................................        (55)      2,705      (2,430)       (8,591)
Equity in extraordinary items of subsidiaries..................        703       --         (6,611)         (448)
Cumulative effect of changes in accounting principles from:
     Triarc Companies, Inc. ...................................      --          --         (3,488)       --
     Equity in subsidiaries....................................      --          --         (2,900)       --
                                                                  --------    --------    --------    ------------
                                                                     --          --         (6,388)       --
                                                                  --------    --------    --------    ------------
          Net loss.............................................    (16,853)     (7,502)    (59,978)      (39,478)
Preferred stock dividend requirements..........................        (11)        (11)       (121)       (3,889)
                                                                  --------    --------    --------    ------------
          Net loss applicable to common stockholders...........   $(16,864)   $ (7,513)   $(60,099)     $(43,367)
                                                                  --------    --------    --------    ------------
                                                                  --------    --------    --------    ------------
Loss per share:
     Continuing operations.....................................   $   (.68)   $   (.39)   $  (1.73)     $  (1.62)
     Discontinued operations...................................      --            .10        (.09)         (.40)
     Extraordinary items.......................................        .03       --           (.26)         (.02)
     Cumulative effect of changes in accounting principles.....      --          --           (.25)       --
                                                                  --------    --------    --------    ------------
          Net loss.............................................   $   (.65)   $   (.29)   $  (2.33)     $  (2.04)
                                                                  --------    --------    --------    ------------
                                                                  --------    --------    --------    ------------

                                                                    SCHEDULE III
                                                                     PAGE 3 OF 3

                  TRIARC COMPANIES, INC. (PARENT COMPANY ONLY)
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                                     EIGHT MONTHS
                                                                       YEAR ENDED APRIL 30,             ENDED
                                                                 --------------------------------    DECEMBER 31,
                                                                   1991        1992        1993          1993
                                                                 --------    --------    --------    ------------
Cash flows from operating activities:
     Net loss.................................................   $(16,853)   $ (7,502)   $(59,978)     $(39,478)
     Adjustments to reconcile net loss to net cash and cash
       equivalents provided (used) by operating activities:
          Equity in net losses (income) of subsidiaries.......       (519)    (14,901)     27,575         8,037
          Dividends from subsidiaries.........................      4,763       1,080       3,127        --
          Depreciation and amortization.......................      1,246       1,248       1,248         1,908
          Provision for facilities relocation and corporate
            restructuring.....................................      --          --          7,200        --
          Provision for doubtful accounts from former
            affiliates........................................      9,554       9,221       3,311        --
          Cumulative effect of change in accounting
            principle.........................................      --          --          3,488        --
          Change in due from/to subsidiaries and other
            affiliates........................................      4,157       3,674     (15,214)       18,121
          Change in net deferred income taxes.................        603      (5,130)     (2,199)        5,591
          Decrease (increase) in prepaid expenses and other
            current assets....................................     (1,288)      9,197      (1,156)          598
          Increase (decrease) in accounts payable and accrued
            expenses..........................................     (1,909)      2,182       5,566        (3,346)
          Increase (decrease) in deposits and other
            liabilities.......................................        (53)        (62)      3,950        --
          Other, net..........................................        790         486       2,898           449
                                                                 --------    --------    --------    ------------
               Net cash and cash equivalents provided (used)
                 by operating activities......................        491        (507)    (20,184)       (8,120)
                                                                 --------    --------    --------    ------------
Cash flows from investing activities:
     Purchase of minority interests...........................      --          --        (21,100)       --
     Redemption of investment in affiliate....................      --          --          2,100        --
     Capital expenditures, net................................        (18)         (4)        (21)       (3,047)
                                                                 --------    --------    --------    ------------
               Net cash and cash equivalents used by investing
                 activities...................................        (18)         (4)    (19,021)       (3,047)
                                                                 --------    --------    --------    ------------
Cash flows from financing activities:
     Issuance of Class A common stock.........................      --          --          9,650        --
     Repayment of long-term debt..............................      --            (52)    (20,907)       --
     Borrowings from subsidiaries.............................      --          --        141,600        --
     Repayment of notes and loans payable to subsidiaries.....      --          --        (57,115)       --
     Other....................................................      --          --         (4,620)       (1,056)
     Payment of preferred dividends...........................        (11)        (11)         (9)       (2,557)
                                                                 --------    --------    --------    ------------
               Net cash and cash equivalents provided (used)
                 by financing activities......................        (11)        (63)     68,599        (3,613)
                                                                 --------    --------    --------    ------------
Net increase (decrease) in cash and cash equivalents..........        462        (574)     29,394       (14,780)
Cash and cash equivalents at beginning of period..............        238         700         126        29,520
                                                                 --------    --------    --------    ------------
Cash and cash equivalents at end of period....................   $    700    $    126    $ 29,520      $ 14,740
                                                                 --------    --------    --------    ------------
                                                                 --------    --------    --------    ------------

                                                                      SCHEDULE V

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                                   PROPERTIES
                                 (IN THOUSANDS)

                                                                                              OTHER
                                                 BALANCE AT                                 CHANGES --        BALANCE
                                                 BEGINNING     ADDITIONS    RETIREMENTS     ADDITIONS        AT END OF
              CLASSIFICATION(1)                  OF PERIOD      AT COST      OR SALES      (DEDUCTIONS)       PERIOD
- - ----------------------------------------------   ----------    ---------    -----------    ------------      ---------
Fiscal year ended April 30, 1991:
     Land.....................................    $ 24,942      $   464      $    (239)      $ --            $  25,167
     Buildings and leasehold improvements.....      85,375       12,221         (1,623)          (260)          95,713
     Machinery and equipment..................     271,276       25,188         (6,134)          (369)         289,961
     Transportation equipment.................      27,312        3,569         (5,186)           361           26,056
                                                 ----------    ---------    -----------    ------------      ---------
                                                  $408,905      $41,442      $ (13,182)      $   (268)       $ 436,897
                                                 ----------    ---------    -----------    ------------      ---------
                                                 ----------    ---------    -----------    ------------      ---------
Fiscal year ended April 30, 1992:
     Land.....................................    $ 25,167      $   121      $     (81)      $ --            $  25,207
     Buildings and leasehold improvements.....      95,713        7,748         (1,285)        (1,362)         100,814
     Machinery and equipment..................     289,961       20,061         (5,952)        (6,130)         297,940
     Transportation equipment.................      26,056        3,323         (4,292)           (26)          25,061
                                                 ----------    ---------    -----------    ------------      ---------
                                                  $436,897      $31,253      $ (11,610)      $ (7,518)(2)    $ 449,022
                                                 ----------    ---------    -----------    ------------      ---------
                                                 ----------    ---------    -----------    ------------      ---------
Fiscal year ended April 30, 1993:
     Land.....................................    $ 25,207      $   576      $  (2,979)      $   (901)       $  21,903
     Buildings and leasehold improvements.....     100,814        4,112         (6,812)         1,037           99,151
     Machinery and equipment..................     297,940       19,051        (33,958)         2,623          285,656
     Transportation equipment.................      25,061        3,468         (4,414)           (82)          24,033
                                                 ----------    ---------    -----------    ------------      ---------
                                                  $449,022      $27,207      $ (48,163)      $  2,677(3)     $ 430,743
                                                 ----------    ---------    -----------    ------------      ---------
                                                 ----------    ---------    -----------    ------------      ---------
Eight months ended December 31, 1993:
     Land.....................................    $ 21,903      $    13      $     (12)      $    (70)       $  21,834
     Buildings and leasehold improvements.....      99,151       11,622         (9,024)        10,746          112,495
     Machinery and equipment..................     285,656       18,038        (13,138)          (532)         290,024
     Transportation equipment.................      24,033        4,372         (4,323)        (1,352)          22,730
                                                 ----------    ---------    -----------    ------------      ---------
                                                  $430,743      $34,045      $ (26,497)      $  8,792(4)     $ 447,083
                                                 ----------    ---------    -----------    ------------      ---------
                                                 ----------    ---------    -----------    ------------      ---------

- - ------------

(1) Amounts are restated for discontinued operations.

(2) Includes $7,474 of assets held for sale reclassified to 'Prepaid expenses and other current assets'.

(3) Includes $10,700 purchase accounting effect of adopting Statement of Financial Accounting Standards No. 109 partially offset by reclassification of $8,806 of assets held for sale to 'Prepaid expenses and other current assets'.

(4) Includes  $18,911 additions at  cost and $9,730  retirements or sales during
    the  Lag   Months  (see   accompanying  notes   to  Consolidated   Financial
    Statements).

                                                                     SCHEDULE VI

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                     ACCUMULATED DEPRECIATION OF PROPERTIES
                                 (IN THOUSANDS)

                                                                                               OTHER
                                                  BALANCE AT                                 CHANGES --       BALANCE AT
                                                  BEGINNING     ADDITIONS    RETIREMENTS     ADDITIONS          END OF
                DESCRIPTION(1)                    OF PERIOD      AT COST      OR SALES      (DEDUCTIONS)        PERIOD
- - -----------------------------------------------   ----------    ---------    -----------    ------------         ---
Fiscal year ended April 30, 1991...............    $157,448      $28,861      $  (9,214)      $    (21)        $177,074
                                                  ----------    ---------    -----------    ------------      ----------
                                                  ----------    ---------    -----------    ------------      ----------
Fiscal year ended April 30, 1992...............    $177,074      $31,224      $ (10,034)      $ (5,422)(2)     $192,842
                                                  ----------    ---------    -----------    ------------      ----------
                                                  ----------    ---------    -----------    ------------      ----------
Fiscal year ended April 30, 1993...............    $192,842      $31,196      $ (33,199)      $  2,051(3)      $192,890
                                                  ----------    ---------    -----------    ------------      ----------
                                                  ----------    ---------    -----------    ------------      ----------
Eight months ended December 31, 1993...........    $192,890      $20,961      $ (23,409)      $ (5,355)(4)     $185,087
                                                  ----------    ---------    -----------    ------------      ----------
                                                  ----------    ---------    -----------    ------------      ----------

- - ------------

(1) It is not practical to present accumulated depreciation by category on the related assets. Amounts are restated for discontinued operations.

(2) Includes accumulated depreciation of $5,483 of assets held for sale reclassified to 'Prepaid expenses and other current assets'.

(3) Includes $6,819 purchase accounting effect of adopting Statement of Financial Accounting Standards No. 109 partially offset by reclassification of $5,040 of assets held for sale to 'Prepaid expenses and other current assets'.

(4) Includes $2,875 of additions at cost and $7,663 of retirements or sales during the Lag Months (See accompanying notes to Consolidated Financial Statements).

                                                                   SCHEDULE VIII

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                       VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                                                         ADDITIONS
                                                                  ------------------------
                                                    BALANCE AT    CHARGED TO    CHARGED TO    DEDUCTIONS     BALANCE AT
                                                    BEGINNING     COSTS AND       OTHER          FROM           END
                 DESCRIPTION(1)                     OF PERIOD      EXPENSES      ACCOUNTS      RESERVES      OF PERIOD
- - -------------------------------------------------   ----------    ----------    ----------    ----------     ----------
Fiscal year ended April 30, 1991:
     Receivables -- allowance for doubtful
       accounts:
          Trade(1)...............................    $  7,368      $  4,315       $--          $ (4,725)      $  6,958
          Affiliate..............................      26,915         8,037          412         (9,253)        26,111
                                                    ----------    ----------    ----------    ----------     ----------
               Total.............................    $ 34,283      $ 12,352       $  412(2)    $(13,978)(4)   $ 33,069
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Other assets -- notes receivable from
       affiliates................................    $ 18,041      $  9,922       $--          $ (4,588)(4)   $ 23,375
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Insurance loss reserves.....................    $ 87,149      $ 31,029       $--          $(29,825)(5)   $ 88,353
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
Fiscal year ended April 30, 1992:
     Receivables -- allowance for doubtful
       accounts:
          Trade(1)...............................    $  6,958      $  3,054       $--          $ (3,122)      $  6,890
          Affiliate..............................      26,111        19,953        1,545        (15,393)        32,216
                                                    ----------    ----------    ----------    ----------     ----------
               Total.............................    $ 33,069      $ 23,007       $1,545(2)    $(18,515)(4)   $ 39,106
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Other assets -- notes receivable from
       affiliates................................    $ 23,375      $  5,733       $ (433)      $(18,285)(4)   $ 10,390
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Insurance loss reserves.....................    $ 88,353      $ 21,469       $--          $(25,600)(5)   $ 84,222
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
Fiscal year ended April 30, 1993:
     Receivables -- allowance for doubtful
       accounts:
          Trade(1)...............................    $  6,890      $  3,783       $--          $ (3,310)      $  7,363
          Affiliate..............................      32,216         3,321          161        (35,698)        --
                                                    ----------    ----------    ----------    ----------     ----------
               Total.............................    $ 39,106      $  7,104       $  161(2)    $(39,008)(4)   $  7,363
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Other assets -- notes receivable from
       affiliates................................    $ 10,390      $  7,037       $--          $(17,427)(4)   $ --
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Insurance loss reserves.....................    $ 84,222      $ 23,950       $--          $(31,409)(5)   $ 76,763
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
Eight months ended December 31, 1993:
     Receivables -- allowance for doubtful
       accounts:
          Trade(1)...............................    $  7,363      $  1,659       $  576       $ (2,629)      $  6,969
          Affiliate..............................      --            --            --            --             --
                                                    ----------    ----------    ----------    ----------     ----------
               Total.............................    $  7,363      $  1,659       $  576(3)    $ (2,629)(4)   $  6,969
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------
     Insurance loss reserves.....................    $ 76,763      $ 20,380       $  (27)      $(83,605)(5)   $ 13,511
                                                    ----------    ----------    ----------    ----------     ----------
                                                    ----------    ----------    ----------    ----------     ----------

- - ------------

(1) Amounts are restated for discontinued operations.

(2) Charged to affiliates.

(3) Amount  represents  the  charge  for   the  Lag  Months  (see   accompanying
    Consolidated Financial Statements).

(4) Accounts determined to be uncollectible.

(5) Payment of claims and/or reclassification to 'Accounts payable'.

                                                                     SCHEDULE IX

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
                             SHORT-TERM BORROWINGS
                             (DOLLAR IN THOUSANDS)

                                                                                                             WEIGHTED
                                                                                                             AVERAGE
                                                                                     MAXIMUM      AVERAGE    INTEREST
                                                                         WEIGHTED    AMOUNT       AMOUNT       RATE
                                                               BALANCE   AVERAGE   OUTSTANDING  OUTSTANDING   DURING
                                    CATEGORY OF AGGREGATE      AT END    INTEREST  DURING THE   DURING THE     THE
              YEAR                  SHORT-TERM BORROWINGS     OF PERIOD    RATE      PERIOD      PERIOD(1)   PERIOD(1)
- - --------------------------------  --------------------------  ---------  --------  -----------  -----------  --------
Fiscal year ended
  April 30, 1991................  Factors and other
                                    financial institutions     $ 6,078     23.8%     $ 9,016      $ 7,235      24.2%
                                                              ---------  --------  -----------  -----------  --------
                                                              ---------  --------  -----------  -----------  --------
Fiscal year ended
  April 30, 1992................  Factors and other
                                    financial institutions     $19,464     16.3%     $29,845      $15,919      18.4%
                                                              ---------  --------  -----------  -----------  --------
                                                              ---------  --------  -----------  -----------  --------
Fiscal year ended
  April 30, 1993................  Factors and other
                                    financial institutions     $ --        --  %     $14,549      $ 9,346      24.5%
                                                              ---------  --------  -----------  -----------  --------
                                                              ---------  --------  -----------  -----------  --------
Eight months ended December 31,
  1993
  Not applicable

- - ------------

(1) The average amount outstanding during the year was computed on a daily or month-end weighted average basis. The weighted average interest rate was computed by expressing interest and commissions expense applicable to these borrowings as a percentage of the weighted average outstanding borrowings.

                                                                      SCHEDULE X

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
               SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
                                 (IN THOUSANDS)

                                                                          CHARGED TO COSTS AND EXPENSES
                                                               ---------------------------------------------------
                                                                                                   EIGHT MONTHS
                                                                    YEAR ENDED APRIL 30,               ENDED
                                                               -------------------------------     DECEMBER 31,
                            ITEM                                 1991       1992       1993            1993
- - -------------------------------------------------------------  ---------  ---------  ---------   -----------------
Maintenance and repairs......................................  $  18,520  $  17,187  $  22,272        $13,927
                                                               ---------  ---------  ---------   -----------------
                                                               ---------  ---------  ---------   -----------------
Advertising costs............................................  $  52,824  $  54,004  $  58,313        $58,723
                                                               ---------  ---------  ---------   -----------------
                                                               ---------  ---------  ---------   -----------------

- - ------------

Note: Other supplementary items are individually less than 1% of consolidated revenues in each year. Information presented above has been restated for discontinued operations.

                                                                    SCHEDULE XIV

                    TRIARC COMPANIES, INC. AND SUBSIDIARIES
             SUPPLEMENTAL INFORMATION CONCERNING PROPERTY CASUALTY
                              INSURANCE OPERATIONS
                                 (IN THOUSANDS)

                                                                                 CLAIMS AND CLAIM
                                     RESERVES                                       ADJUSTMENTS
                                    FOR UNPAID                                   EXPENSES INCURRED         PAID
                                    CLAIMS AND                                      RELATED TO          CLAIMS AND
                                       CLAIM                        NET         -------------------       CLAIM
                                    ADJUSTMENTS      EARNED      INVESTMENT     CURRENT      PRIOR      ADJUSTMENT     PREMIUMS
  AFFILIATION WITH REGISTRANT       EXPENSES(1)     PREMIUMS       INCOME        YEAR        YEARS       EXPENSES      WRITTEN
- - --------------------------------    -----------     --------     ----------     -------     -------     ----------     --------
Consolidated property --
  casualty entities:
  Fiscal year ended April 30:
     1991.......................      $88,353        $8,063        $1,439       $14,874     $16,155      $ 29,133       $8,063
                                    -----------     --------     ----------     -------     -------     ----------     --------
                                    -----------     --------     ----------     -------     -------     ----------     --------
     1992.......................      $84,222        $4,400        $ (695)      $14,830     $ 6,639      $ 25,872       $4,400
                                    -----------     --------     ----------     -------     -------     ----------     --------
                                    -----------     --------     ----------     -------     -------     ----------     --------
     1993.......................      $76,763        $2,875        $  705       $10,484     $13,466      $ 24,773       $2,875
                                    -----------     --------     ----------     -------     -------     ----------     --------
                                    -----------     --------     ----------     -------     -------     ----------     --------
  Eight months ended December
     31, 1993...................      $13,511        $1,432        $1,869       $13,524     $ 6,856      $ 83,605       $1,432
                                    -----------     --------     ----------     -------     -------     ----------     --------
                                    -----------     --------     ----------     -------     -------     ----------     --------

- - ------------

(1) Does not include claims losses of $7,663, $7,391 and $14,027 at April 30, 1991, 1992 and 1993, respectively, and $12,899 at December 31, 1993 which have been classified as 'Accounts payable'.

                             APPENDIX
Graphic and Image Information:
Graphic description of organizational chart on page 4 of the 10-K.